  As filed with the Securities and Exchange Commission on September 30, 2005

                                                     Registration No. 333-39955
                                                     Registration No. 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


 Registration Statement Under The Securities Act of 1933                      [X]
                       Pre-Effective Amendment No.                            [_]
                       Post-Effective Amendment No. 14                        [X]

                            and/or

For Registration Under The Investment Company Act of 1940                     [X]

                    Amendment No. 52                                          [X]
            (check appropriate box or boxes)


                      GE Capital Life Separate Account II
                          (Exact Name of Registrant)

                 GE Capital Life Assurance Company of New York
                              (Name of Depositor)


                               666 Third Avenue,
                                    9th FL.

                           New York, New York 10017
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6910
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                 GE Capital Life Assurance Company of New York
                             6610 W. Broad Street
                              Richmond, VA 23230
               (Name and complete address of Agent for Service)

                               -----------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b) of Rule 485


[_] on (date) pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                    SUPPLEMENT DATED SEPTEMBER 30, 2005 TO

                      PROSPECTUS DATED APRIL 29, 2005 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The Company

The second paragraph of "The Company" provision is deleted and replaced with the following:

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. Genworth Financial, Inc. directly owns GNA Corporation. General Electric Company owns approximately 27% of
Class A common stock shares of Genworth Financial, Inc. as of September 27, 2005. GE Asset Management Incorporated, the investment adviser to GE Investments Funds, Inc., is also indirectly owned by General Electric Company and, therefore, the Company, Capital Brokerage Corporation and GE Asset management Incorporated are affiliated companies.

                                    Part A


Part A of Post-Effective Amendment No. 13 to this Registration Statement which went effective April 29, 2005 (SEC File No. 333-39955), including the form of the prospectus and any supplements thereto are herein incorporated by reference.

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1066 6/97

                                  Issued by:
                 GE Capital Life Assurance Company of New York
                      GE Capital Life Separate Account II

                                 666 Third Ave
                                   9th Floor

                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 313-5282

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 29, 2005 (as amended September 30, 2005), for the Flexible Premium Variable Deferred Annuity Contract issued by GE Capital Life Assurance Company of New York through its GE Capital Life Separate Account II. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contract are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:     (800) 313-5282

Or write: GE Capital Life Assurance Company of New York
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.gefinancialservice.com

Or:       contact your financial representative


The date of this Statement of Additional Information is April 29, 2005 (as amended September 30, 2005).


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ
 ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE PORTFOLIOS.

Table of Contents

Statement of Additional Information


  The Company............................................................  B-3

  The Separate Account...................................................  B-4

  Additional Information About the Guarantee Account.....................  B-4

  The Contracts..........................................................  B-5
     Transfer of Annuity Units...........................................  B-5
     Net Investment Factor...............................................  B-5

  Termination of Participation Agreements................................  B-6

  Calculation of Performance Data........................................  B-7
     Subaccounts Investing in GE Investments Funds, Inc. -- Money Market
       Fund..............................................................  B-7
     Other Subaccounts...................................................  B-9
     Other Performance Data.............................................. B-11

  Tax Matters............................................................ B-11
     Taxation of GE Capital Life Assurance Company of New York........... B-11
     IRS Required Distributions.......................................... B-12

  General Provisions..................................................... B-13
     Using the Contracts as Collateral................................... B-13
     The Beneficiary..................................................... B-13
     Non-Participating................................................... B-13
     Misstatement of Age or Gender....................................... B-13
     Incontestability.................................................... B-13
     Statement of Values................................................. B-13
     Trust as Owner or Beneficiary....................................... B-13
     Written Notice...................................................... B-13

  Legal Developments Regarding Employment-Related Benefit Plans.......... B-14

  Regulation of GE Capital Life Assurance Company of New York............ B-14

  Experts................................................................ B-14

  Financial Statements................................................... B-14

THE COMPANY
                      We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. In February 1990, we were transferred to a wholly-owned subsidiary of Great Northern Insured Annuity Corporation from GNA Life Insurance Company. In October 1993, we were the surviving entity in a merger with United Pacific Reliance Life Insurance Company of New York and as a result became partially-owned by United Pacific Life Insurance Company ("UPL"). UPL later changed its name to General Electric Capital Assurance Company ("GECA"). On February 1, 1996, we changed our name to GE Capital Life Assurance Company of New York ("GECLANY"). In January 1999, we became a wholly-owned subsidiary of GECA when Great Northern Assurance Annuity Corporation merged with and into GECA.


                      On May 24, 2004, GEFAHI transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA Corporation ("GNA"), our indirect parent and 800 shares of our common stock that GEFAHI had held directly. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange.


                      On May 31, 2004, (1) Genworth contributed to GNA and GNA in turn contributed to GECA 800 shares of our common stock and (2) Federal paid a dividend to GECA consisting of 2,378 shares of our common stock. As a result of the foregoing contribution and dividend, we became a direct, wholly-owned subsidiary of GECA while remaining an indirect, wholly-owned subsidiary of Genworth.


                      GE, as a beneficial owner of Genworth, has stated that, subject to market conditions, it expects to reduce its ownership in Genworth in an orderly manner over the next two years as Genworth transitions to full independence. On March 31, 2005 and September 27, 2005, GE completed respective secondary offerings of Genworth's common stock. As of September 27, 2005, approximately 27% of Genworth's common stock was owned by GE and approximately 73% of Genworth's common stock was beneficially owned by public shareholders.

                      We principally offer annuity contracts and variable life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.


                      We are subject to regulation by the Insurance Department of the State of New York. We file an annual statement with the New York Commissioner of Insurance on or before March 1 of each year covering our operations and reporting our financial condition as of

                      December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State of New York, Department of Insurance, at least every 5 years.

THE SEPARATE
ACCOUNT
                      In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL
INFORMATION
ABOUT THE
GUARANTEE
ACCOUNT
                      The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.


THE CONTRACTS

TRANSFER OF           At your request, Annuity Units may be transferred once
ANNUITY UNITS         per calendar year from the Subaccounts in which they are
                      currently held (subject to certain restrictions described in the contract).

                      The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

                        (a) is the number of Annuity Units in the current
                            Subaccount desired to be transferred;

                        (b) is the Annuity Unit Value for the Subaccount in
                            which the Annuity Units are currently held; and

                        (c) is the Annuity Unit Value for the Subaccount to
                            which the transfer is made.

                      If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

NET INVESTMENT        The net investment factor measures investment performance
FACTOR                of the Subaccounts during a Valuation Period. Each
                      Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

                        (a) is the result of:

                            (1) the value of the net assets of that Subaccount
                                at the end of the preceding Valuation Period;
                                plus

                            (2) the investment income and capital gains,
                                realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

                            (3) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (4) any amount charged against that Subaccount for
                                taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

                        (b) is the value of the net assets of that Subaccount
                            at the end of the preceding Valuation Period; and

                        (c) is a factor for the Valuation Period representing
                            the mortality and expense risk charge and the administrative expense charge.

                      We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF
PARTICIPATION
AGREEMENTS
                      The participation agreements pursuant to which the Funds sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

                      The Alger American Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

                      AllianceBernstein Variable Products Series Fund,
                      Inc. This agreement may be terminated by the parties upon six months' advance written notice.

                      Federated Insurance Series. This agreement may be terminated by any of the parties upon 180' days written notice to the other parties.

                      Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

                      Franklin Templeton Variable Insurance Products
                      Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter time is agreed to by the parties.

                      GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

                      Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

                      Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

                      MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

                      Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

                      PBHG Insurance Series Fund, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

                      PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

                      Salomon Brothers Variable Series Funds Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

CALCULATION OF
PERFORMANCE
DATA
                      From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

                      The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.

SUBACCOUNTS           From time to time, advertisements and sales literature
INVESTING IN THE      may quote the yield of the Subaccounts investing in the
GE INVESTMENTS        GE Investments Funds, Inc. -- Money Market Fund for a
FUNDS, INC. --        seven-day period, in a manner which does not take into
MONEY MARKET          consideration any realized or unrealized gains or losses
FUND                  on shares of the corresponding money market portfolio or
                      on its portfolio securities. This current annualized yield is computed by determining the net change
                      (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects:
                      1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $25 contract charge, the mortality and expense risk charge
                      (deducted daily at an effective annual rate of 1.25% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate
                      Account). We assume for the purposes of the yield calculation that this charge will be waived. Current
                      Yield will be calculated according to the following formula:

                      Current Yield = ((NCP - ES)/UV) X (365/7)

                      where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the seven-day period.
UV  =   the unit value on the first day of the seven-day period.

                      We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

                      Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1 where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the seven-day period.
UV  =   the unit value for the first day of the seven-day period.

                      The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or will be lower than the yield for the GE Investments Funds, Inc. --Money Market Fund.

                      Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional death benefit riders.

                      GE Investments Funds, Inc. -- Money Market Fund

                 Current Yield:   0.22% as of December 31, 2004
                 Effective Yield: 0.23% as of December 31, 2004

                      Past Performance is not a Guarantee or Projection of Future Results.

OTHER SUBACCOUNTS     Standardized Total Return.  Sales literature or
                      advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

                      Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

                      For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

                         1. We calculate the unit value for each Valuation
                            Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

                         2. The annual contract charge is $25 deducted at the
                            beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.1% of Contract Value. This charge is waived if the Contract Value is more than $75,000 at the time the charge is due.

                         3. The surrender charge will be determined by assuming
                            a surrender of the contract at the end of the period. Average annual total return for periods of seven years or less will therefore reflect the deduction of a surrender charge.

                         4. Standardized total return considers the charge for
                            the Optional Death Benefit Option (equal to an annual rate of 0.25% of your Contract Value).

                         5. Standardized total return does not reflect the
                            deduction of any premium taxes.

                         6. Standardized total return will then be calculated
                            according to the following formula:

                            TR = (ERV/P)/1/N/ - 1

                            where:

    TR  =   the average annual total return for the period.
    ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.
    P   =   a hypothetical single investment of $1,000.
    N   =   the duration of the period (in years).

                      The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

OTHER PERFORMANCE     We may disclose cumulative total return in conjunction
DATA                  with the standardized format described above. The
                      cumulative total return will be calculated using the following formula:

                            CTR = (ERV/P) - 1

                            where:

    CTR =   the cumulative total return for the period.
    ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.
    P   =   a hypothetical single investment of $1,000.

                      Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

                      Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

TAXATION OF GE        We do not expect to incur any Federal income tax
CAPITAL LIFE          liability attributable to investment income or capital
ASSURANCE COMPANY     gains retained as part of the reserves under the
OF NEW YORK           contracts. See the "Federal Tax Matters" section of the
                      prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur
                      Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

                      We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS REQUIRED          In order to be treated as an annuity contract for Federal
DISTRIBUTIONS         income tax purposes, Section 72(s) of the Code requires
                      any Non-Qualified Contract to provide that:

                        (a) if any owner dies on or after the Maturity Date but
                            prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

                        (b) if any owner dies prior to the Maturity Date, the
                            entire interest in the contract will be distributed:

                            (1) within five years after the date of that
                                owner's death; or

                            (2) as income payments which will begin within one
                                year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant will be treated as the death of an owner for purposes of these rules.

                      The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

                      Other rules apply to Qualified Contracts.

GENERAL
PROVISIONS

USING THE             A Non-Qualified Contract can be assigned as collateral
CONTRACTS AS          security. We must be notified in writing if a contract is
COLLATERAL            assigned. Any payment made before the assignment is
                      recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment.
                      Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. See the "Federal Tax
                      Matters" provision in the prospectus.

                      A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY       You may select one or more primary and contingent
                      beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

NON-PARTICIPATING     The contract is non-participating. No dividends are
                      payable.

MISSTATEMENT OF       If the Annuitant's age or gender, if applicable, was
AGE OR GENDER         misstated on the contract data page, any contract
                      benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY      We will not contest the contract.

STATEMENT OF          At least once each year, we will send you a statement of
VALUES                values within 30 days after each report date. The
                      statement will show Contract Value, premium payments and other financial transactions made by you during the report period.

TRUST AS OWNER OR     If a trust is named as the owner or beneficiary of this
BENEFICIARY           contract and subsequently exercises ownership rights or
                      claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE        Any written notice should be sent to us at our Service
                      Center at 6610 West Broad Street, Richmond, Virginia
                      23230. The contract number and the Annuitant's full name must be included.

                      We will send all notices to the owner at the last known address on file with us.

LEGAL
DEVELOPMENTS
REGARDING
EMPLOYMENT-
RELATED BENEFIT
PLANS
                      On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF
GE CAPITAL LIFE
ASSURANCE COMPANY
OF NEW YORK
                      Besides Federal securities laws, we are subject to the New York insurance laws.



EXPERTS
                      The financial statements of GE Capital Life Assurance Company of New York (the Company) as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, and the financial statements of GE Capital Life Separate Account II as of December 31, 2004 and for each of the years or lesser periods in the two-year period ended December 31, 2004, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                      The report of KPMG LLP dated April 1, 2005 with respect to the financial statements of GE Capital Life Assurance Company of New York refers to a change in accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.

FINANCIAL
STATEMENTS
                      This Statement of Additional Information contains the financial statements for GE Capital Life Assurance Company of New York (the Company), as of December 31 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004 and the financial statements of GE Capital Life Separate Account II, as of December 31, 2004 and for each of the years or lesser periods in the two-year period then ended December 31, 2004. The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of GE Capital Life Separate Account II, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                             Financial Statements

                         Year ended December 31, 2004

    (With Report of Independent Registered Public Accounting Firm Thereon)

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               Table of Contents

                               December 31, 2004

                                                       Page
                                                       ----
Independent Registered Public Accounting Firm's Report  F-1

Statements of Assets and Liabilities..................  F-3

Statements of Operations.............................. F-20

Statements of Changes in Net Assets................... F-37

Notes to Financial Statements......................... F-63

            Report of Independent Registered Public Accounting Firm

Contract Owners
GE Capital Life Separate Account II
  and
The Board of Directors
GE Capital Life Assurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of GE Capital Life Separate Account II (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares, AIM V.I. Basic Value Fund -- Series II Shares, AIM V.I. Blue Chip Fund -- Series I Shares, AIM V.I. Capital Appreciation Fund --Series I Shares, AIM V.I. Growth Fund -- Series I Shares, AIM V.I. International Growth Fund -- Series II Shares, AIM V.I. Premier Equity Fund -- Series I Shares; The Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio --Class B, AllianceBernstein Premier Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B, AllianceBernstein Technology Portfolio -- Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra Fund -- Class I, VP Value
Fund -- Class I; Dreyfus -- Dreyfus Investment Portfolios -- Emerging Markets Portfolio -- Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc.
 -- Initial Shares, Dreyfus Investment Portfolios -- MidCap Stock
Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio,; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Income Fund of Boston, VT Worldwide Health Sciences Fund; Federated Insurance Series -- Federated American Leaders Fund II --Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated International Small Company Fund II, Federated Kaufmann Fund II -- Service Shares; Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income
Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas
Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Mutual Shares Securities
Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares, Templeton Global Income Securities -- Class I Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund --Salomon Brothers Variable Aggressive Growth Fund -- Class II; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Capital Appreciation Portfolio -- Institutional Shares, Capital Appreciation Portfolio-Service Shares, Flexible Income Portfolio -- Institutional Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Growth
Portfolio -- Institutional Shares, Growth Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth
Portfolio --Institutional Shares, Worldwide Growth Portfolio -- Service Shares; J.P. Morgan Series Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; Merrill Lynch Variable Series Fund, Inc. -- Merrill Lynch Basic Value V.I. Fund -- Class III Shares, Merrill Lynch Large Cap Growth V.I.
Fund -- Class III Shares, Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Nations Separate Account Trust -- Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Oppenheimer Variable Account
Funds -- Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA --Service Shares, Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares,

Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares; PBHG Insurance Series Fund, Inc. -- PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust --Foreign Bond Portfolio (U.S. Dollar
Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; The Prudential Series Fund, Inc. -- Jennison 20/20 Focus Portfolio -- Class II, Jennison Portfolio -- Class II Shares; Rydex Variable Trust -- OTC Fund; Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable All Cap
Fund -- Class II, Salomon Brothers Variable Investors Fund -- Class I, Salomon Brothers Variable Strategic Bond Fund -- Class I, Salomon Brothers Variable Total Return Fund -- Class I; Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, SVS Dreman High Return Equity
Portfolio -- Class B Shares, SVS Dreman Small Cap Value Portfolio -- Class B Shares; Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Emerging Growth Portfolio -- Class II Shares) as of December 31, 2004, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for the aforementioned funds for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Capital Life Separate Account II as of December 31, 2004, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the four year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
March 10, 2005

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                     Statements of Assets and Liabilities

                               December 31, 2004

                                                                              AIM Variable Insurance Funds
                              ---------------------------------------------------------------------------------------
                                  AIM V.I.          AIM V.I.        AIM V.I.           AIM V.I.          AIM V.I.
                              Aggressive Growth   Basic Value       Blue Chip    Capital Appreciation     Growth
                                   Fund --          Fund --          Fund --           Fund --            Fund --
                               Series I Shares  Series II Shares Series I Shares   Series I Shares    Series I Shares
                              ----------------- ---------------- --------------- -------------------- ---------------
Assets
Investments at fair
  value (note 2):............      $87,253         1,793,586         197,986           422,819            380,906
Dividend receivable..........           --                --              --                --                 --
Receivable for units sold....          343             2,151             517               488                138
                                   -------         ---------         -------           -------            -------
       Total assets..........       87,596         1,795,737         198,503           423,307            381,044
                                   -------         ---------         -------           -------            -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            4                78               8                19                 17
Payable for units
  withdrawn..................           --                --              --                --                 --
                                   -------         ---------         -------           -------            -------
       Total liabilities.....            4                78               8                19                 17
                                   -------         ---------         -------           -------            -------
Net assets attributable
  to variable annuity
  contract owners............      $87,592         1,795,659         198,495           423,288            381,027
                                   =======         =========         =======           =======            =======
Investments in
  securities at cost.........      $74,777         1,622,758         185,273           380,620            290,873
                                   =======         =========         =======           =======            =======
Shares outstanding...........        7,369           152,516          28,819            18,635             23,732
                                   =======         =========         =======           =======            =======

                              -------------------------------------
                                    AIM V.I.          AIM V.I.
                              International Growth Premier Equity
                                    Fund --            Fund --
                                Series II Shares   Series I Shares
                              -------------------- ---------------
Assets
Investments at fair
  value (note 2):............       103,360           1,036,564
Dividend receivable..........            --                  --
Receivable for units sold....            --                 657
                                    -------           ---------
       Total assets..........       103,360           1,037,221
                                    -------           ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......             4                  44
Payable for units
  withdrawn..................            --                  --
                                    -------           ---------
       Total liabilities.....             4                  44
                                    -------           ---------
Net assets attributable
  to variable annuity
  contract owners............       103,356           1,037,177
                                    =======           =========
Investments in
  securities at cost.........        99,836             971,452
                                    =======           =========
Shares outstanding...........         5,260              48,665
                                    =======           =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                   The Alger American Fund
                              ---------------------------------- --------------------
                                                  Alger American
                                                      Small
                                Alger American    Capitalization  AllianceBernstein
                              Growth Portfolio --  Portfolio --   Growth and Income
                                Class O Shares    Class O Shares Portfolio -- Class B
                              ------------------- -------------- --------------------
Assets
Investments at fair
  value (note 2):............      $712,963          803,135          6,915,760
Dividend receivable..........            --               --                 --
Receivable for units sold....            --               --             14,669
                                   --------          -------          ---------
       Total assets..........       712,963          803,135          6,930,429
                                   --------          -------          ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            28               31                302
Payable for units
  withdrawn..................            --              471                 --
                                   --------          -------          ---------
       Total liabilities.....            28              502                302
                                   --------          -------          ---------
Net assets attributable
  to variable annuity
  contract owners............      $712,935          802,633          6,930,127
                                   ========          =======          =========
Investments in
  securities at cost.........      $987,462          910,075          5,916,700
                                   ========          =======          =========
Shares outstanding...........        20,301           39,641            289,726
                                   ========          =======          =========

                                   AllianceBernstein Variable Products Series Fund, Inc.
                              ------------------------------------------------------------------------------------


                               AllianceBernstein    AllianceBernstein    AllianceBernstein    AllianceBernstein
                              International Value     Premier Growth      Small Cap Growth        Technology
                              Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B
                              -------------------- -------------------- -------------------- --------------------
Assets
Investments at fair
  value (note 2):............        33,960             1,622,257             113,402              320,965
Dividend receivable..........            --                    --                  --                   --
Receivable for units sold....            --                 1,953                  60                   45
                                     ------             ---------             -------              -------
       Total assets..........        33,960             1,624,210             113,462              321,010
                                     ------             ---------             -------              -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......             1                    72                   6                   15
Payable for units
  withdrawn..................            --                    --                  --                   --
                                     ------             ---------             -------              -------
       Total liabilities.....             1                    72                   6                   15
                                     ------             ---------             -------              -------
Net assets attributable
  to variable annuity
  contract owners............        33,959             1,624,138             113,456              320,995
                                     ======             =========             =======              =======
Investments in
  securities at cost.........        32,016             1,440,292              85,693              292,669
                                     ======             =========             =======              =======
Shares outstanding...........         2,045                70,197               9,835               21,284
                                     ======             =========             =======              =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                         American Century Variable Portfolios, Inc.
                              ----------------------------------------------------------------- --------------------
                                                                                                      Dreyfus
                                                                                                     Investment
                                                                                                   Portfolios --
                               VP Income &                                                          MidCap Stock
                              Growth Fund -- VP International VP Ultra Fund -- VP Value Fund -- Portfolio -- Initial
                                 Class I     Fund -- Class I      Class I          Class I             Shares
                              -------------- ---------------- ---------------- ---------------- --------------------
Assets
Investments at fair
  value (note 2):............    $164,741        122,358          402,470         1,275,758            71,870
Dividend receivable..........          --             --               --                --                --
Receivable for units sold....         206             45               19               334                77
                                 --------        -------          -------         ---------            ------
       Total assets..........     164,947        122,403          402,489         1,276,092            71,947
                                 --------        -------          -------         ---------            ------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           7              6               19                56                 4
Payable for units
  withdrawn..................          --             --               --                --                --
                                 --------        -------          -------         ---------            ------
       Total liabilities.....           7              6               19                56                 4
                                 --------        -------          -------         ---------            ------
Net assets attributable
  to variable annuity
  contract owners............    $164,940        122,397          402,470         1,276,036            71,943
                                 ========        =======          =======         =========            ======
Investments in
  securities at cost.........    $139,834        106,786          374,025         1,042,216            62,199
                                 ========        =======          =======         =========            ======
Shares outstanding...........      22,506         16,647           39,613           145,801             4,079
                                 ========        =======          =======         =========            ======

                                  Dreyfus
                              -----------------------------------
                                The Dreyfus
                                 Socially
                                Responsible    Dreyfus Variable
                               Growth Fund,   Investment Fund --
                              Inc. -- Initial    Money Market
                                  Shares          Portfolio
                              --------------- ------------------
Assets
Investments at fair
  value (note 2):............     267,916          759,006
Dividend receivable..........          --              368
Receivable for units sold....         106               94
                                  -------          -------
       Total assets..........     268,022          759,468
                                  -------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          12               33
Payable for units
  withdrawn..................          --               --
                                  -------          -------
       Total liabilities.....          12               33
                                  -------          -------
Net assets attributable
  to variable annuity
  contract owners............     268,010          759,435
                                  =======          =======
Investments in
  securities at cost.........     240,661          759,006
                                  =======          =======
Shares outstanding...........      10,644          759,006
                                  =======          =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                        Eaton Vance Variable Trust
                              ----------------------------------------------- ------------------

                                                                                  Federated
                                                               VT Worldwide    American Leaders
                              VT Floating-Rate VT Income Fund Health Sciences Fund II -- Primary
                                Income Fund      of Boston         Fund             Shares
                              ---------------- -------------- --------------- ------------------
Assets
Investments at fair
  value (note 2):............    $5,584,582          --           803,047          719,429
Dividend receivable..........        14,556          --                --               --
Receivable for units sold....           810          --               560               --
                                 ----------          --           -------          -------
       Total assets..........     5,599,948          --           803,607          719,429
                                 ----------          --           -------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           245          --                35               28
Payable for units
  withdrawn..................            --          --                --               --
                                 ----------          --           -------          -------
       Total liabilities.....           245          --                35               28
                                 ----------          --           -------          -------
Net assets attributable
  to variable annuity
  contract owners............    $5,599,703          --           803,572          719,401
                                 ==========          ==           =======          =======
Investments in
  securities at cost.........    $5,582,645          --           758,322          672,435
                                 ==========          ==           =======          =======
Shares outstanding...........       552,929          --            71,445           34,805
                                 ==========          ==           =======          =======

                                         Federated Insurance Series
                              -------------------------------------------------------------------
                                                                                      Federated
                                                  Federated High     Federated High    Kaufmann
                                                   Income Bond        Income Bond     Fund II --
                              Federated Capital Fund II -- Primary Fund II -- Service  Service
                               Income Fund II         Shares             Shares         Shares
                              ----------------- ------------------ ------------------ ----------
Assets
Investments at fair
  value (note 2):............      471,448           400,556           2,241,218      1,712,947
Dividend receivable..........           --                --                  --             --
Receivable for units sold....           --                --               1,563          1,011
                                   -------           -------           ---------      ---------
       Total assets..........      471,448           400,556           2,242,781      1,713,958
                                   -------           -------           ---------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           18                15                  95             75
Payable for units
  withdrawn..................           --                --                  --             --
                                   -------           -------           ---------      ---------
       Total liabilities.....           18                15                  95             75
                                   -------           -------           ---------      ---------
Net assets attributable
  to variable annuity
  contract owners............      471,430           400,541           2,242,686      1,713,883
                                   =======           =======           =========      =========
Investments in
  securities at cost.........      621,775           385,782           2,101,740      1,526,241
                                   =======           =======           =========      =========
Shares outstanding...........       53,151            48,848             274,323        131,260
                                   =======           =======           =========      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                         Fidelity Variable Insurance Products Fund
                              -------------------------------------------------------------------------------------------------
                                                                                                    VIP Dynamic
                                VIP Asset       VIP Asset                                             Capital      VIP Equity-
                                Manager/SM      Manager/SM    VIP Contrafund(R) VIP Contrafund(R)  Appreciation      Income
                              /Portfolio --   /Portfolio --     Portfolio --      Portfolio --     Portfolio --   Portfolio --
                              Initial Class  Service Class 2    Initial Class    Service Class 2  Service Class 2 Initial Class
                              -------------- ---------------- ----------------- ----------------- --------------- -------------
Assets
Investments at fair
  value (note 2):............    $321,215         17,078          2,875,893         6,386,206          7,217        2,301,213
Dividend receivable..........          --             --                 --                --             --               --
Receivable for units sold....          --             --                 --             7,768             --               --
                                 --------         ------          ---------         ---------          -----        ---------
       Total assets..........     321,215         17,078          2,875,893         6,393,974          7,217        2,301,213
                                 --------         ------          ---------         ---------          -----        ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          12              1                111               274              2               89
Payable for units
  withdrawn..................          --             --                 --                --             --               62
                                 --------         ------          ---------         ---------          -----        ---------
       Total liabilities.....          12              1                111               274              2              151
                                 --------         ------          ---------         ---------          -----        ---------
Net assets attributable
  to variable annuity
  contract owners............    $321,203         17,077          2,875,782         6,393,700          7,215        2,301,062
                                 ========         ======          =========         =========          =====        =========
Investments in
  securities at cost.........    $320,561         16,783          2,582,556         5,480,335          6,624        2,018,996
                                 ========         ======          =========         =========          =====        =========
Shares outstanding...........      21,631          1,167            108,035           242,361          1,015           90,706
                                 ========         ======          =========         =========          =====        =========

                              ------------------------------

                                VIP Equity-   VIP Growth &
                                  Income         Income
                               Portfolio --   Portfolio --
                              Service Class 2 Initial Class
                              --------------- -------------
Assets
Investments at fair
  value (note 2):............    6,155,447      1,137,686
Dividend receivable..........           --             --
Receivable for units sold....        8,373             --
                                 ---------      ---------
       Total assets..........    6,163,820      1,137,686
                                 ---------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          265             44
Payable for units
  withdrawn..................           --             --
                                 ---------      ---------
       Total liabilities.....          265             44
                                 ---------      ---------
Net assets attributable
  to variable annuity
  contract owners............    6,163,555      1,137,642
                                 =========      =========
Investments in
  securities at cost.........    5,311,449      1,112,502
                                 =========      =========
Shares outstanding...........      245,335         81,789
                                 =========      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                                        Fidelity Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------------------
                               VIP Growth &    VIP Growth
                                  Income      Opportunities  VIP Growth     VIP Growth      VIP Mid Cap   VIP Overseas
                               Portfolio --   Portfolio --  Portfolio --   Portfolio --    Portfolio --   Portfolio --
                              Service Class 2 Initial Class Initial Class Service Class 2 Service Class 2 Initial Class
                              --------------- ------------- ------------- --------------- --------------- -------------
Assets
Investments at fair
  value (note 2):............   $2,612,904       564,291      1,492,163      1,911,132       5,755,271       768,511
Dividend receivable..........           --            --             --             --              --            --
Receivable for units sold....        2,466            --             13          3,274          19,272            --
                                ----------       -------      ---------      ---------       ---------       -------
       Total assets..........    2,615,370       564,291      1,492,176      1,914,406       5,774,543       768,511
                                ----------       -------      ---------      ---------       ---------       -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          112            22             58             82             246            30
Payable for units
  withdrawn..................           --            --             --             --              --           545
                                ----------       -------      ---------      ---------       ---------       -------
       Total liabilities.....          112            22             58             82             246           575
                                ----------       -------      ---------      ---------       ---------       -------
Net assets attributable
  to variable annuity
  contract owners............   $2,615,258       564,269      1,492,118      1,914,324       5,774,297       767,936
                                ==========       =======      =========      =========       =========       =======
Investments in
  securities at cost.........   $2,418,409       642,659      1,926,432      1,767,439       4,415,951       723,605
                                ==========       =======      =========      =========       =========       =======
Shares outstanding...........      190,584        35,115         46,616         60,402         192,613        43,865
                                ==========       =======      =========      =========       =========       =======

                              ----------------
                                 VIP Value
                                Strategies
                               Portfolio --
                              Service Class 2
                              ---------------
Assets
Investments at fair
  value (note 2):............     131,296
Dividend receivable..........          --
Receivable for units sold....          --
                                  -------
       Total assets..........     131,296
                                  -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           6
Payable for units
  withdrawn..................          --
                                  -------
       Total liabilities.....           6
                                  -------
Net assets attributable
  to variable annuity
  contract owners............     131,290
                                  =======
Investments in
  securities at cost.........     117,930
                                  =======
Shares outstanding...........       9,285
                                  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                                      Franklin Templeton Variable Insurance Products Trust
                              ----------------------------------------------------------------------------------
                                                                                                  Templeton
                                 Franklin Large Cap       Mutual Shares    Templeton Foreign     Global Asset
                              Growth Securities Fund -- Securities Fund -- Securities Fund -- Allocation Fund --
                                   Class 2 Shares         Class 2 Shares     Class 2 Shares     Class 2 Shares
                              ------------------------- ------------------ ------------------ ------------------
Assets
Investments at fair
  value (note 2):............         $255,193               371,407           1,146,322           125,202
Dividend receivable..........               --                    --                  --                --
Receivable for units sold....              198                    --                 416               168
                                      --------               -------           ---------           -------
       Total assets..........          255,391               371,407           1,146,738           125,370
                                      --------               -------           ---------           -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......               11                    17                  50                 7
Payable for units
  withdrawn..................               --                    --                  --                --
                                      --------               -------           ---------           -------
       Total liabilities.....               11                    17                  50                 7
                                      --------               -------           ---------           -------
Net assets attributable
  to variable annuity
  contract owners............         $255,380               371,390           1,146,688           125,363
                                      ========               =======           =========           =======
Investments in
  securities at cost.........         $233,541               329,203             960,940           107,537
                                      ========               =======           =========           =======
Shares outstanding...........           17,127                22,320              79,883             5,976
                                      ========               =======           =========           =======

                              -------------------
                                  Templeton
                                Global Income
                              Securities Fund --
                                Class I Shares
                              ------------------
Assets
Investments at fair
  value (note 2):............       4,003
Dividend receivable..........          --
Receivable for units sold....          --
                                    -----
       Total assets..........       4,003
                                    -----
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          --
Payable for units
  withdrawn..................          --
                                    -----
       Total liabilities.....          --
                                    -----
Net assets attributable
  to variable annuity
  contract owners............       4,003
                                    =====
Investments in
  securities at cost.........       4,000
                                    =====
Shares outstanding...........         253
                                    =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  GE Investments Funds, Inc.
                              --------------------------------------------------------------------------------------------------
                              Global Income             International Mid-Cap Equity Money Market Premier Growth   Real Estate
                                  Fund      Income Fund  Equity Fund       Fund          Fund      Equity Fund   Securities Fund
                              ------------- ----------- ------------- -------------- ------------ -------------- ---------------
Assets
Investments at fair
  value (note 2):............   $214,579     4,149,685     214,565      4,922,913     6,241,837     2,918,972       2,430,867
Dividend receivable..........         --            --          --             --         9,640            --              --
Receivable for units sold....         14         1,604          --          1,563         2,184         1,189              --
                                --------     ---------     -------      ---------     ---------     ---------       ---------
       Total assets..........    214,593     4,151,289     214,565      4,924,476     6,253,661     2,920,161       2,430,867
                                --------     ---------     -------      ---------     ---------     ---------       ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          8           174           8            204           260           118             102
Payable for units
  withdrawn..................         --            --          --             --            --            --             641
                                --------     ---------     -------      ---------     ---------     ---------       ---------
       Total liabilities.....          8           174           8            204           260           118             743
                                --------     ---------     -------      ---------     ---------     ---------       ---------
Net assets attributable
  to variable annuity
  contract owners............   $214,585     4,151,115     214,557      4,924,272     6,253,401     2,920,043       2,430,124
                                ========     =========     =======      =========     =========     =========       =========
Investments in
  securities at cost.........   $183,934     4,347,011     155,543      4,404,178     6,241,837     2,758,640       2,152,026
                                ========     =========     =======      =========     =========     =========       =========
Shares outstanding...........     17,690       338,750      21,984        268,571     6,241,837        38,946         124,405
                                ========     =========     =======      =========     =========     =========       =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004



                                                   GE Investments Funds, Inc. (continued)
                              --------------------------------------------------------------------------------

                              S&P 500(R)  Small-Cap Value
                              Index Fund    Equity Fund   Total Return Fund U.S. Equity Fund Value Equity Fund
                              ----------- --------------- ----------------- ---------------- -----------------
Assets
Investments at fair
  value (note 2):............ $31,012,428    4,706,980        8,855,301        3,688,863         1,656,833
Dividend receivable..........          --           --               --               --                --
Receivable for units sold....     113,576        4,503           46,620            2,902               992
                              -----------    ---------        ---------        ---------         ---------
       Total assets..........  31,126,004    4,711,483        8,901,921        3,691,765         1,657,825
                              -----------    ---------        ---------        ---------         ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......       1,275          197              366              146                73
Payable for units
  withdrawn..................          --           --               --               --                --
                              -----------    ---------        ---------        ---------         ---------
       Total liabilities.....       1,275          197              366              146                73
                              -----------    ---------        ---------        ---------         ---------
Net assets attributable
  to variable annuity
  contract owners............ $31,124,729    4,711,286        8,901,555        3,691,619         1,657,752
                              ===========    =========        =========        =========         =========
Investments in
  securities at cost......... $28,761,820    4,093,023        8,415,572        3,572,799         1,425,890
                              ===========    =========        =========        =========         =========
Shares outstanding...........   1,390,692      345,593          554,496          109,755           169,584
                              ===========    =========        =========        =========         =========

                                Goldman Sachs Variable
                                    Insurance Trust
                              ---------------------------
                              Goldman Sachs Goldman Sachs
                               Growth and      Mid Cap
                               Income Fund   Value Fund
                              ------------- -------------
Assets
Investments at fair
  value (note 2):............    499,203      1,898,299
Dividend receivable..........         --             --
Receivable for units sold....         --             --
                                 -------      ---------
       Total assets..........    499,203      1,898,299
                                 -------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......         19             73
Payable for units
  withdrawn..................         --            132
                                 -------      ---------
       Total liabilities.....         19            205
                                 -------      ---------
Net assets attributable
  to variable annuity
  contract owners............    499,184      1,898,094
                                 =======      =========
Investments in
  securities at cost.........    427,842      1,418,937
                                 =======      =========
Shares outstanding...........     42,630        124,234
                                 =======      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                  Greenwich
                                Street Series
                                    Fund                                                Janus Aspen Series
                              ----------------- ---------------------------------------------------------------------
                                                                                Capital      Capital      Flexible
                              Salomon Brothers    Balanced                   Appreciation  Appreciation    Income
                                  Variable      Portfolio --     Balanced    Portfolio --  Portfolio -- Portfolio --
                              Aggressive Growth Institutional  Portfolio --  Institutional   Service    Institutional
                              Fund -- Class II     Shares     Service Shares    Shares        Shares       Shares
                              ----------------- ------------- -------------- ------------- ------------ -------------
Assets
Investments at fair
  value (note 2):............     $202,191        4,915,818     5,656,867      3,836,474     502,701       391,510
Dividend receivable..........           --               --            --             --          --            --
Receivable for units sold....           --               --        10,728             --         964            --
                                  --------        ---------     ---------      ---------     -------       -------
       Total assets..........      202,191        4,915,818     5,667,595      3,836,474     503,665       391,510
                                  --------        ---------     ---------      ---------     -------       -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            9              190           250            148          21            15
Payable for units
  withdrawn..................           --               --            --             --          --            --
                                  --------        ---------     ---------      ---------     -------       -------
       Total liabilities.....            9              190           250            148          21            15
                                  --------        ---------     ---------      ---------     -------       -------
Net assets attributable
  to variable annuity
  contract owners............     $202,182        4,915,628     5,667,345      3,836,326     503,644       391,495
                                  ========        =========     =========      =========     =======       =======
Investments in
  securities at cost.........     $189,454        4,948,862     5,087,035      4,361,608     421,691       389,372
                                  ========        =========     =========      =========     =======       =======
Shares outstanding...........        9,605          201,551       224,123        156,081      20,611        32,250
                                  ========        =========     =========      =========     =======       =======



                              ------------------------------

                               Global Life       Global
                                 Sciences      Technology
                               Portfolio --   Portfolio --
                              Service Shares Service Shares
                              -------------- --------------
Assets
Investments at fair
  value (note 2):............    157,732         83,286
Dividend receivable..........         --             --
Receivable for units sold....         --             34
                                 -------         ------
       Total assets..........    157,732         83,320
                                 -------         ------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          8              5
Payable for units
  withdrawn..................         --             --
                                 -------         ------
       Total liabilities.....          8              5
                                 -------         ------
Net assets attributable
  to variable annuity
  contract owners............    157,724         83,315
                                 =======         ======
Investments in
  securities at cost.........    123,717         74,218
                                 =======         ======
Shares outstanding...........     20,042         23,461
                                 =======         ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                        Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------
                                                           International                   Mid Cap
                                 Growth                       Growth     International     Growth        Mid Cap
                              Portfolio --      Growth     Portfolio --      Growth     Portfolio --      Growth
                              Institutional  Portfolio --  Institutional  Portfolio --  Institutional  Portfolio --
                                 Shares     Service Shares    Shares     Service Shares    Shares     Service Shares
                              ------------- -------------- ------------- -------------- ------------- --------------
Assets
Investments at fair
  value (note 2):............  $2,124,612      361,095       1,489,226      825,841       3,284,380      395,202
Dividend receivable..........          --           --              --           --              --           --
Receivable for units sold....          --           63              --           --              --           --
                               ----------      -------       ---------      -------       ---------      -------
       Total assets..........   2,124,612      361,158       1,489,226      825,841       3,284,380      395,202
                               ----------      -------       ---------      -------       ---------      -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          82           15              57           35             127           17
Payable for units
  withdrawn..................          --           --              --           --              --           --
                               ----------      -------       ---------      -------       ---------      -------
       Total liabilities.....          82           15              57           35             127           17
                               ----------      -------       ---------      -------       ---------      -------
Net assets attributable
  to variable annuity
  contract owners............  $2,124,530      361,143       1,489,169      825,806       3,284,253      395,185
                               ==========      =======       =========      =======       =========      =======
Investments in
  securities at cost.........  $2,955,492      306,416       1,791,416      683,567       5,638,036      301,741
                               ==========      =======       =========      =======       =========      =======
Shares outstanding...........     105,860       18,200          54,791       30,655         127,104       15,584
                               ==========      =======       =========      =======       =========      =======

                              -----------------------------
                                Worldwide
                                 Growth       Worldwide
                              Portfolio --      Growth
                              Institutional  Portfolio --
                                 Shares     Service Shares
                              ------------- --------------
Assets
Investments at fair
  value (note 2):............   2,030,379      674,819
Dividend receivable..........          --           --
Receivable for units sold....          --          141
                                ---------      -------
       Total assets..........   2,030,379      674,960
                                ---------      -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          78           29
Payable for units
  withdrawn..................          --           --
                                ---------      -------
       Total liabilities.....          78           29
                                ---------      -------
Net assets attributable
  to variable annuity
  contract owners............   2,030,301      674,931
                                =========      =======
Investments in
  securities at cost.........   2,976,361      598,130
                                =========      =======
Shares outstanding...........      75,817       25,350
                                =========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                                        J.P. Morgan Series Trust II
                              -------------------------------------------------------------------------------



                                              International   Mid Cap Value Small Company U.S. Large Cap Core
                              Bond Portfolio Equity Portfolio   Portfolio     Portfolio    Equity Portfolio
                              -------------- ---------------- ------------- ------------- -------------------
Assets
Investments at fair
  value (note 2):............   $1,269,006       102,809        2,188,084      356,794          169,346
Dividend receivable..........           --            --               --           --               --
Receivable for units sold....        1,821            --            3,507          111               88
                                ----------       -------        ---------      -------          -------
       Total assets..........    1,270,827       102,809        2,191,591      356,905          169,434
                                ----------       -------        ---------      -------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           56             5               96           16                9
Payable for units
  withdrawn..................           --            --               --           --               --
                                ----------       -------        ---------      -------          -------
       Total liabilities.....           56             5               96           16                9
                                ----------       -------        ---------      -------          -------
Net assets attributable
  to variable annuity
  contract owners............   $1,270,771       102,804        2,191,495      356,889          169,425
                                ==========       =======        =========      =======          =======
Investments in
  securities at cost.........   $1,253,494        90,993        1,808,439      287,194          155,827
                                ==========       =======        =========      =======          =======
Shares outstanding...........      104,273         9,245           84,417       19,955           12,461
                                ==========       =======        =========      =======          =======

                                   Merrill Lynch Variable Series Fund, Inc.
                              --------------------------------------------------
                                                Merrill Lynch    Merrill Lynch
                               Merrill Lynch      Large Cap          Value
                                Basic Value      Growth V.I.     Opportunities
                                V.I. Fund --       Fund --        V.I. Fund --
                              Class III Shares Class III Shares Class III Shares
                              ---------------- ---------------- ----------------
Assets
Investments at fair
  value (note 2):............      86,319           30,481           74,015
Dividend receivable..........          --               --               --
Receivable for units sold....          --               --               --
                                   ------           ------           ------
       Total assets..........      86,319           30,481           74,015
                                   ------           ------           ------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           5                1                4
Payable for units
  withdrawn..................          --               --               --
                                   ------           ------           ------
       Total liabilities.....           5                1                4
                                   ------           ------           ------
Net assets attributable
  to variable annuity
  contract owners............      86,314           30,480           74,011
                                   ======           ======           ======
Investments in
  securities at cost.........      81,103           27,625           90,038
                                   ======           ======           ======
Shares outstanding...........       5,502            3,063            8,224
                                   ======           ======           ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                                                     MFS(R) Variable Insurance Trust
                              -------------------------------------------------------------------------------------------
                              MFS(R) Investors  MFS(R) Investors     MFS(R) New      MFS(R) Strategic
                                Growth Stock    Trust Series --  Discovery Series -- Income Series -- MFS(R) Total Return
                              Series -- Service  Service Class      Service Class     Service Class    Series -- Service
                                Class Shares         Shares            Shares             Shares         Class Shares
                              ----------------- ---------------- ------------------- ---------------- -------------------
Assets
Investments at fair
  value (note 2):............    $2,074,443        2,676,685            998,221          235,754            667,936
Dividend receivable..........            --               --                 --               --                 --
Receivable for units sold....         2,433            3,625              1,824               56                204
                                 ----------        ---------          ---------          -------            -------
       Total assets..........     2,076,876        2,680,310          1,000,045          235,810            668,140
                                 ----------        ---------          ---------          -------            -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            90              116                 43               11                 29
Payable for units
  withdrawn..................            --               --                 --               --                 --
                                 ----------        ---------          ---------          -------            -------
       Total liabilities.....            90              116                 43               11                 29
                                 ----------        ---------          ---------          -------            -------
Net assets attributable
  to variable annuity
  contract owners............    $2,076,786        2,680,194          1,000,002          235,799            668,111
                                 ==========        =========          =========          =======            =======
Investments in
  securities at cost.........    $1,831,976        2,380,713            863,301          225,448            605,901
                                 ==========        =========          =========          =======            =======
Shares outstanding...........       222,103          148,787             67,860           21,182             31,432
                                 ==========        =========          =========          =======            =======

                                                 Nations Separate Account Trust
                              --------------------------------------------------
                                                                 Nations Marsico
                              MFS(R) Utilities                    International
                              Series -- Service Nations Marsico   Opportunities
                                Class Shares    Growth Portfolio    Portfolio
                              ----------------- ---------------- ---------------
Assets
Investments at fair
  value (note 2):............     1,252,644        1,822,235        2,229,967
Dividend receivable..........            --               --               --
Receivable for units sold....         1,421              258               67
                                  ---------        ---------        ---------
       Total assets..........     1,254,065        1,822,493        2,230,034
                                  ---------        ---------        ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            53               78               93
Payable for units
  withdrawn..................            --               --               --
                                  ---------        ---------        ---------
       Total liabilities.....            53               78               93
                                  ---------        ---------        ---------
Net assets attributable
  to variable annuity
  contract owners............     1,254,012        1,822,415        2,229,941
                                  =========        =========        =========
Investments in
  securities at cost.........       942,769        1,604,813        1,948,638
                                  =========        =========        =========
Shares outstanding...........        61,646          109,444          141,675
                                  =========        =========        =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                         Oppenheimer Variable Account Funds
                              ----------------------------------------------------------------------------------------------
                                           Oppenheimer                                                         Oppenheimer
                              Oppenheimer   Aggressive                Oppenheimer                Oppenheimer     Capital
                              Aggressive      Growth     Oppenheimer    Balanced                   Capital     Appreciation
                                Growth      Fund/VA --    Balanced     Fund/VA --   Oppenheimer  Appreciation   Fund/VA --
                                Fund/VA   Service Shares   Fund/VA   Service Shares Bond Fund/VA   Fund/VA    Service Shares
                              ----------- -------------- ----------- -------------- ------------ ------------ --------------
Assets
Investments at fair
  value (note 2):............ $  966,826     191,506       902,994      231,799      1,922,709    1,253,916     3,886,952
Dividend receivable..........         --          --            --           --             --           --            --
Receivable for units sold....         --         314            --           --             --           --         4,856
                              ----------     -------       -------      -------      ---------    ---------     ---------
       Total assets..........    966,826     191,820       902,994      231,799      1,922,709    1,253,916     3,891,808
                              ----------     -------       -------      -------      ---------    ---------     ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......         37          11            35           11             74           48           169
Payable for units
  withdrawn..................         --          --            --           --             --           --            --
                              ----------     -------       -------      -------      ---------    ---------     ---------
       Total liabilities.....         37          11            35           11             74           48           169
                              ----------     -------       -------      -------      ---------    ---------     ---------
Net assets attributable
  to variable annuity
  contract owners............ $  966,789     191,809       902,959      231,788      1,922,635    1,253,868     3,891,639
                              ==========     =======       =======      =======      =========    =========     =========
Investments in
  securities at cost......... $1,483,448     171,446       802,337      218,897      1,858,695    1,308,284     3,600,321
                              ==========     =======       =======      =======      =========    =========     =========
Shares outstanding...........     21,988       4,388        52,046       13,430        167,192       33,899       105,825
                              ==========     =======       =======      =======      =========    =========     =========

                              ---------------------------
                               Oppenheimer
                                  Global
                                Securities   Oppenheimer
                                Fund/VA --   High Income
                              Service Shares   Fund/VA
                              -------------- -----------
Assets
Investments at fair
  value (note 2):............   3,354,453      605,165
Dividend receivable..........          --           --
Receivable for units sold....      18,905          159
                                ---------      -------
       Total assets..........   3,373,358      605,324
                                ---------      -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......         145           23
Payable for units
  withdrawn..................          --           --
                                ---------      -------
       Total liabilities.....         145           23
                                ---------      -------
Net assets attributable
  to variable annuity
  contract owners............   3,373,213      605,301
                                =========      =======
Investments in
  securities at cost.........   2,579,801      580,586
                                =========      =======
Shares outstanding...........     114,369       68,769
                                =========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                  Oppenheimer Variable
                                Account Funds (continued)   PBHG Insurance Series Fund, Inc.
                              ----------------------------- -------------------------------
                                              Oppenheimer
                               Oppenheimer    Main Street
                               Main Street     Small Cap
                                Fund/VA --     Fund/VA --   PBHG Growth II   PBHG Large Cap
                              Service Shares Service Shares   Portfolio     Growth Portfolio
                              -------------- -------------- --------------  ----------------
Assets
Investments at fair
  value (note 2):............   $7,635,240     2,956,939       293,349          703,107
Dividend receivable..........           --            --            --               --
Receivable for units sold....       11,747         1,672            --               --
                                ----------     ---------       -------          -------
       Total assets..........    7,646,987     2,958,611       293,349          703,107
                                ----------     ---------       -------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          336           128            11               27
Payable for units
  withdrawn..................           --            --            --               --
                                ----------     ---------       -------          -------
       Total liabilities.....          336           128            11               27
                                ----------     ---------       -------          -------
Net assets attributable
  to variable annuity
  contract owners............   $7,646,651     2,958,483       293,338          703,080
                                ==========     =========       =======          =======
Investments in
  securities at cost.........   $6,526,107     2,390,354       611,628          964,380
                                ==========     =========       =======          =======
Shares outstanding...........      368,852       185,156        27,991           39,545
                                ==========     =========       =======          =======

                                              PIMCO Variable Insurance Trust
                              --------------------------------------------------------------
                                Foreign Bond                   Long-Term U.S.
                               Portfolio (U.S.    High Yield     Government    Total Return
                              Dollar Hedged) --  Portfolio --   Portfolio --   Portfolio --
                               Administrative   Administrative Administrative Administrative
                                Class Shares     Class Shares   Class Shares   Class Shares
                              ----------------- -------------- -------------- --------------
Assets
Investments at fair
  value (note 2):............      137,296        3,882,976      6,933,530      18,111,175
Dividend receivable..........          239           20,792         20,721          39,185
Receivable for units sold....          105               --          5,334          57,921
                                   -------        ---------      ---------      ----------
       Total assets..........      137,640        3,903,768      6,959,585      18,208,281
                                   -------        ---------      ---------      ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            9              168            297             769
Payable for units
  withdrawn..................           --           28,555             --              --
                                   -------        ---------      ---------      ----------
       Total liabilities.....            9           28,723            297             769
                                   -------        ---------      ---------      ----------
Net assets attributable
  to variable annuity
  contract owners............      137,631        3,875,045      6,959,288      18,207,512
                                   =======        =========      =========      ==========
Investments in
  securities at cost.........      135,131        3,668,712      6,903,637      17,830,419
                                   =======        =========      =========      ==========
Shares outstanding...........       13,527          462,259        619,618       1,723,233
                                   =======        =========      =========      ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Rydex Variable
                              The Prudential Series Fund, Inc.     Trust
                              -------------------------------- --------------
                              Jennison 20/20
                                  Focus          Jennison
                               Portfolio --    Portfolio --
                                 Class II     Class II Shares     OTC Fund
                              --------------  ---------------  --------------
Assets
Investments at fair
  value (note 2):............    $15,631          79,515          957,480
Dividend receivable..........         --              --               --
Receivable for units sold....         --              --              141
                                 -------          ------          -------
       Total assets..........     15,631          79,515          957,621
                                 -------          ------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          1               4               44
Payable for units
  withdrawn..................         --              --               --
                                 -------          ------          -------
       Total liabilities.....          1               4               44
                                 -------          ------          -------
Net assets attributable
  to variable annuity
  contract owners............    $15,630          79,511          957,577
                                 =======          ======          =======
Investments in
  securities at cost.........    $14,183          67,448          859,438
                                 =======          ======          =======
Shares outstanding...........      1,278           4,425           66,538
                                 =======          ======          =======

                                            Salomon Brothers Variable Series Funds Inc
                              -----------------------------------------------------------------------
                                                                   Salomon Brothers  Salomon Brothers
                              Salomon Brothers  Salomon Brothers  Variable Strategic  Variable Total
                              Variable All Cap Variable Investors    Bond Fund --     Return Fund --
                              Fund -- Class II  Fund -- Class I        Class I           Class I
                              ---------------- ------------------ ------------------ ----------------
Assets
Investments at fair
  value (note 2):............     298,037           215,204            300,268           138,779
Dividend receivable..........          --                --                 --                --
Receivable for units sold....         864                --                 --                --
                                  -------           -------            -------           -------
       Total assets..........     298,901           215,204            300,268           138,779
                                  -------           -------            -------           -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          13                 8                 12                 5
Payable for units
  withdrawn..................          --                --                 --                --
                                  -------           -------            -------           -------
       Total liabilities.....          13                 8                 12                 5
                                  -------           -------            -------           -------
Net assets attributable
  to variable annuity
  contract owners............     298,888           215,196            300,256           138,774
                                  =======           =======            =======           =======
Investments in
  securities at cost.........     280,952           199,692            301,666           128,325
                                  =======           =======            =======           =======
Shares outstanding...........      17,688            15,583             27,598            12,314
                                  =======           =======            =======           =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                           Scudder Variable Series II                   Van Kampen Life Investment Trust
                              ---------------------------------------------------- -------------------------------------------
                                                  SVS Dreman High SVS Dreman Small
                              Scudder Technology   Return Equity     Cap Value           Comstock           Emerging Growth
                              Growth Portfolio --  Portfolio --     Portfolio --   Portfolio -- Class II Portfolio -- Class II
                                Class B Shares    Class B Shares   Class B Shares         Shares                Shares
                              ------------------- --------------- ---------------- --------------------- ---------------------
Assets
Investments at fair
  value (note 2):............      $112,206           465,031         346,640            1,631,012              157,319
Dividend receivable..........            --                --              --                   --                   --
Receivable for units sold....            32               886              14                1,641                   88
                                   --------           -------         -------            ---------              -------
       Total assets..........       112,238           465,917         346,654            1,632,653              157,407
                                   --------           -------         -------            ---------              -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......             6                20              16                   72                    9
Payable for units
  withdrawn..................            --                --              --                   --                   --
                                   --------           -------         -------            ---------              -------
       Total liabilities.....             6                20              16                   72                    9
                                   --------           -------         -------            ---------              -------
Net assets attributable
  to variable annuity
  contract owners............      $112,232           465,897         346,638            1,632,581              157,398
                                   ========           =======         =======            =========              =======
Investments in
  securities at cost.........      $103,726           386,466         292,098            1,407,553              144,306
                                   ========           =======         =======            =========              =======
Shares outstanding...........        12,565            36,820          17,315              119,139                6,088
                                   ========           =======         =======            =========              =======

                See accompanying notes to financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                           Statements of Operations

                                                                        AIM Variable Insurance Funds
                          -------------------------------------------------------------------------------------------------------
                             AIM V.I.                                         AIM V.I. Capital                      AIM V.I.
                            Aggressive     AIM V.I. Basic  AIM V.I. Blue Chip   Appreciation   AIM V.I. Growth    International
                          Growth Fund --   Value Fund --    Fund -- Series I  Fund -- Series I Fund -- Series I  Growth Fund --
                          Series I Shares Series II Shares       Shares            Shares           Shares      Series II Shares
                          --------------- ---------------- ------------------ ---------------- ---------------- -----------------
                                                                                                                   Period from
                                                                                                                  November 15,
                                                                                                                     2004 to
                                                      Year ended December 31, 2004                              December 31, 2004
                          ------------------------------------------------------------------------------------  -----------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............     $    --              --               201                --               --               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............          --              --                --                --               --               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............         121           4,596               911             2,298            2,699               61
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............          --             272                --               103               96               --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............         954          10,847             1,007             2,333            2,407               --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............          --           1,613                --               488              550               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............          --           1,306                --                --               --               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............          --              --                --                --               --               --
                              -------         -------            ------            ------           ------            -----
Net investment income
 (expense)...............      (1,075)        (18,634)           (1,717)           (5,222)          (5,752)             (61)
                              -------         -------            ------            ------           ------            -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)         513           6,332               986             1,430           21,116                1
 Change in unrealized
   appreciation
   (depreciation)........       8,644         135,580             8,808            24,091           11,485            3,524
 Capital gain
   distribution..........          --              --                --                --               --               --
                              -------         -------            ------            ------           ------            -----
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............       9,157         141,912             9,794            25,521           32,601            3,525
                              -------         -------            ------            ------           ------            -----
Increase (decrease) in
 net assets from
 operations..............     $ 8,082         123,278             8,077            20,299           26,849            3,464
                              =======         =======            ======            ======           ======            =====

                          -----------------

                          AIM V.I. Premier
                           Equity Fund --
                           Series I Shares
                          -----------------


                             Year ended
                          December 31, 2004
                          -----------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............        4,688
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............        8,443
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............        2,302
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............        4,191
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............        1,102
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............           --
                               -------
Net investment income
 (expense)...............      (11,350)
                               -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)         (939)
 Change in unrealized
   appreciation
   (depreciation)........       51,141
 Capital gain
   distribution..........           --
                               -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............       50,202
                               -------
Increase (decrease) in
 net assets from
 operations..............       38,852
                               =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               The Alger American Fund
                          ---------------------------------  -------------------
                                              Alger American
                                                  Small       AllianceBernstein
                            Alger American    Capitalization     Growth and
                          Growth Portfolio --  Portfolio --  Income Portfolio --
                            Class O Shares    Class O Shares       Class B
                          ------------------- -------------- -------------------


                                                                 Year ended
                             Year ended December 31, 2004     December 31, 2004
                          ---------------------------------  -------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............      $     --               --            41,265
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............        11,177           10,779             1,364
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............            --               --            27,686
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............            --               --             8,824
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............            --               --            35,789
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............            --               --            15,062
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............            --               --             2,037
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............            --               --                --
                               --------          -------           -------
Net investment income
 (expense)...............       (11,177)         (10,779)          (49,497)
                               --------          -------           -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       (83,039)         (38,584)           90,831
 Change in unrealized
   appreciation
   (depreciation)........       124,151          156,584           523,582
 Capital gain
   distribution..........            --               --                --
                               --------          -------           -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............        41,112          118,000           614,413
                               --------          -------           -------
Increase (decrease) in
 net assets from
 operations..............      $ 29,935          107,221           564,916
                               ========          =======           =======

                          AllianceBernstein Variable Products Series Fund, Inc.
                          ------------------------------------------------------------------------
                                                               AllianceBernstein
                          AllianceBernstein  AllianceBernstein     Small Cap     AllianceBernstein
                            International     Premier Growth        Growth          Technology
                          Value Portfolio --   Portfolio --      Portfolio --      Portfolio --
                               Class B            Class B           Class B           Class B
                          ------------------ ----------------- ----------------- -----------------
                             Period from
                             November 15,
                               2004 to
                          December 31, 2004              Year ended December 31, 2004
                          ------------------ ----------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............          --                  --               --                --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............          --                  --               --                --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............          --               6,366              371             1,085
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............          --               2,106              236                --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............          53              11,003            1,138             1,839
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............          --               2,911               --               706
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............          --                 203               --                61
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............          --                  --               --                --
                                -----             -------           ------            ------
Net investment income
 (expense)...............         (53)            (22,589)          (1,745)           (3,691)
                                -----             -------           ------            ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)           4               9,587            3,025             2,208
 Change in unrealized
   appreciation
   (depreciation)........       1,944             114,996           11,120            22,109
 Capital gain
   distribution..........          --                  --               --                --
                                -----             -------           ------            ------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............       1,948             124,583           14,145            24,317
                                -----             -------           ------            ------
Increase (decrease) in
 net assets from
 operations..............       1,895             101,994           12,400            20,626
                                =====             =======           ======            ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                American Century Variable Portfolios, Inc.                      Dreyfus
                              ---------------------------------------------  ---------------------------------------------
                                                                                Dreyfus      The Dreyfus
                                                                               Investment      Socially    Dreyfus Variable
                              VP Income &                                    Portfolios --   Responsible      Investment
                                Growth    VP International VP Ultra VP Value  MidCap Stock      Growth         Fund --
                                Fund --       Fund --      Fund --  Fund --   Portfolio --  Fund, Inc. --    Money Market
                                Class I       Class I      Class I  Class I  Initial Shares Initial Shares    Portfolio
                              ----------- ---------------- -------- -------- -------------- -------------- ----------------
                                       Year ended December 31, 2004                   Year ended December 31, 2004
                              ---------------------------------------------  ---------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............   $ 1,866           120           --    8,586        257           1,025             906
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............        --            --           --       --         --              --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............        --            35          139      234        211           1,325             172
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............        --            --           --       --         --              68              --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............     2,230           906        2,312   15,007        575           1,284           2,045
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............        --            --          199       --         --              --             295
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............        --            --           --       --         --              --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............        --            --           --       --         --              --              --
                                -------        ------       ------  -------      -----          ------          ------
Net investment income
  (expense)..................      (364)         (821)      (2,650)  (6,655)      (529)         (1,652)         (1,606)
                                -------        ------       ------  -------      -----          ------          ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..     3,088           693          403    7,371      1,094           1,612              --
   Change in unrealized
     appreciation
     (depreciation)..........    13,010        12,628       27,416  117,741      5,518          15,069              --
   Capital gain distribution.        --            --           --    6,660      1,665              --              --
                                -------        ------       ------  -------      -----          ------          ------
Net realized and unrealized
  gain (loss) on
  investments on investments.    16,098        13,321       27,819  131,772      8,277          16,681              --
                                -------        ------       ------  -------      -----          ------          ------
Increase (decrease) in net
  assets from operations.....   $15,734        12,500       25,169  125,117      7,748          15,029          (1,606)
                                =======        ======       ======  =======      =====          ======          ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 Eaton Vance Variable Trust                             Federated Insurance Series
                          ----------------------------------------  -------------------------------------------------------
                                                                    Federated
                                                                     American                 Federated High Federated High
                                                                     Leaders                   Income Bond    Income Bond
                          VT Floating-  VT Income    VT Worldwide   Fund II --   Federated      Fund II --     Fund II --
                              Rate       Fund of    Health Sciences  Primary   Capital Income    Primary        Service
                          Income Fund     Boston         Fund         Shares      Fund II         Shares         Shares
                          ------------ ------------ --------------- ---------- -------------- -------------- --------------
                                       Period from
                                        January 1,
                           Year ended    2004 to      Year ended
                          December 31, December 15,  December 31,
                              2004         2004          2004                          Year ended December 31, 2004
                          ------------ ------------ --------------- -------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............   $96,741        4,762            --         9,515       19,733         30,869         99,404
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............        --           --            --         9,566        6,346          6,019             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............    15,082        1,392         2,522            --           --             --         11,958
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............     6,026           --           537            --           --             --          1,000
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............    26,273        4,094         5,401            --           --             --         10,174
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............     9,891          151           394            --           --             --          2,161
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............     1,788           --           484            --           --             --            736
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............        --           --            --            --           --             --             --
                            -------       ------        ------        ------      -------         ------        -------
Net investment income
 (expense)...............    37,681         (875)       (9,338)          (51)      13,387         24,850         73,375
                            -------       ------        ------        ------      -------         ------        -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)     2,360        4,625         5,045          (284)     (17,353)          (279)        16,394
 Change in unrealized
   appreciation
   (depreciation)........     1,851       (6,599)       33,904        54,992       40,774         11,043         53,178
 Capital gain
   distribution..........        --           --            --            --           --             --             --
                            -------       ------        ------        ------      -------         ------        -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............     4,211       (1,974)       38,949        54,708       23,421         10,764         69,572
                            -------       ------        ------        ------      -------         ------        -------
Increase (decrease) in
 net assets from
 operations..............   $41,892       (2,849)       29,611        54,657       36,808         35,614        142,947
                            =======       ======        ======        ======      =======         ======        =======

                          -----------

                           Federated
                           Kaufmann
                          Fund II  --
                            Service
                            Shares
                          -----------





                          -----------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............        45
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............        --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............     3,066
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............       273
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............     9,945
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............     1,286
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............     1,367
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............        --
                            -------
Net investment income
 (expense)...............   (15,892)
                            -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    13,402
 Change in unrealized
   appreciation
   (depreciation)........   164,594
 Capital gain
   distribution..........        --
                            -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............   177,996
                            -------
Increase (decrease) in
 net assets from
 operations..............   162,104
                            =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                 Fidelity Variable Insurance Products Fund
                          --------------------------------------------------------------------------------------------
                                                                                            VIP Dynamic
                                                                                              Capital
                            VIP Asset      VIP Asset                                        Appreciation  VIP Equity-
                           Manager/SM/    Manager/SM/   VIP Contrafund(R) VIP Contrafund(R) Portfolio --    Income
                          Portfolio --   Portfolio --     Portfolio --      Portfolio --      Service    Portfolio --
                          Initial Class Service Class 2   Initial Class    Service Class 2    Class 2    Initial Class
                          ------------- --------------- ----------------- ----------------- ------------ -------------
                                          Period from
                                           April 30,
                           Year ended       2004 to
                          December 31,   December 31,
                              2004           2004                                     Year ended December 31, 2004
                          ------------- --------------- --------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............    $ 8,508           --              9,530             6,463           --          34,684
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............      4,657           --             39,439                --           --          31,539
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............         --           15                 --            22,316           25              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............         --           --                 --             1,173           --              --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............         --            5                 --            40,216            6              --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............         --           --                 --             4,611           --              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............         --           --                 --             1,306           14              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............         --           --                 --                --           --              --
                             -------          ---            -------           -------          ---         -------
Net investment income
 (expense)...............      3,851          (20)           (29,909)          (63,159)         (45)          3,145
                             -------          ---            -------           -------          ---         -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)     (1,342)          --             11,508           109,053           43          15,233
 Change in unrealized
   appreciation
   (depreciation)........      9,631          294            381,909           616,316          593         184,310
 Capital gain
   distribution..........         --           --                 --                --           --           8,286
                             -------          ---            -------           -------          ---         -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............      8,289          294            393,417           725,369          636         207,829
                             -------          ---            -------           -------          ---         -------
Increase (decrease) in
 net assets from
 operations..............    $12,140          274            363,508           662,210          591         210,974
                             =======          ===            =======           =======          ===         =======

                          --------------------------

                          VIP Equity-
                             Income    VIP Growth &
                          Portfolio --    Income
                            Service    Portfolio --
                            Class 2    Initial Class
                          ------------ -------------





                          --------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............    51,005       10,146
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............        --       15,830
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............    27,433           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............     4,216           --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............    27,060           --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............    10,709           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............     2,139           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............        --           --
                            -------       ------
Net investment income
 (expense)...............   (20,552)      (5,684)
                            -------       ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    91,063       (4,128)
 Change in unrealized
   appreciation
   (depreciation)........   405,252       56,247
 Capital gain
   distribution..........    13,292           --
                            -------       ------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............   509,607       52,119
                            -------       ------
Increase (decrease) in
 net assets from
 operations..............   489,055       46,435
                            =======       ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                         Fidelity Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------------------
                               VIP Growth &    VIP Growth
                                  Income      Opportunities  VIP Growth     VIP Growth      VIP Mid Cap   VIP Overseas
                               Portfolio --   Portfolio --  Portfolio --   Portfolio --    Portfolio --   Portfolio --
                              Service Class 2 Initial Class Initial Class Service Class 2 Service Class 2 Initial Class
                              --------------- ------------- ------------- --------------- --------------- -------------


                                                            Year ended December 31, 2004
                              ----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............    $ 10,373          3,729         4,156          1,583               --        8,842
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............          --          9,323        21,381             --              465       10,475
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............      13,699             --            --          8,319           24,554           --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............       2,355             --            --          1,655            3,759           --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............      11,495             --            --         10,872           26,046           --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............       1,682             --            --          1,124            9,640           --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............         128             --            --            136            1,946           --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............          --             --            --             --               --           --
                                 --------        -------       -------        -------        ---------       ------
Net investment income
  (expense)..................     (18,986)        (5,594)      (17,225)       (20,523)         (66,410)      (1,633)
                                 --------        -------       -------        -------        ---------       ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..      18,285        (48,344)      (91,201)        15,931          218,854       (6,521)
   Change in unrealized
     appreciation
     (depreciation)..........     109,843         83,935       134,815         40,529          827,371       91,567
   Capital gain distribution.          --             --            --             --               --           --
                                 --------        -------       -------        -------        ---------       ------
Net realized and unrealized
  gain (loss) on
  investments on investments.     128,128         35,591        43,614         56,460        1,046,225       85,046
                                 --------        -------       -------        -------        ---------       ------
Increase (decrease) in net
  assets from operations.....    $109,142         29,997        26,389         35,937          979,815       83,413
                                 ========        =======       =======        =======        =========       ======

                              -----------------
                                  VIP Value
                                 Strategies
                                Portfolio --
                               Service Class 2
                              -----------------
                                 Period from
                                April 30, to
                              December 31, 2004
                              -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............          --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............          --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............         273
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............          --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............          57
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............          --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............          11
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............          --
                                   ------
Net investment income
  (expense)..................        (341)
                                   ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..          32
   Change in unrealized
     appreciation
     (depreciation)..........      13,366
   Capital gain distribution.          --
                                   ------
Net realized and unrealized
  gain (loss) on
  investments on investments.      13,398
                                   ------
Increase (decrease) in net
  assets from operations.....      13,057
                                   ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                    Franklin Templeton Variable Insurance Products Trust
                              ------------------------------------------------------------------------------------------------
                              Franklin Large Cap                                       Templeton Global
                              Growth Securities    Mutual Shares    Templeton Foreign  Asset Allocation    Templeton Global
                               Fund -- Class 2   Securities Fund -- Securities Fund --     Fund --        Income Securities
                                    Shares         Class 2 Shares     Class 2 Shares    Class 2 Shares  Fund -- Class I Shares
                              ------------------ ------------------ ------------------ ---------------- ----------------------
                                                                                                             Period from
                                                                                                         December 15, 2004 to
                                                    Year ended December 31, 2004                          December 31, 2004
                              ------------------------------------------------------------------------- ----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............      $   649              1,682              8,138             1,967                --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............           --                 --                 --                --                --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............          281                517                510               173                --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............           --                374                 --                --                --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............        2,192              2,468             11,794               792                --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............           --                203                271               178                --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............           --                 --                 --                --                --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............           --                 --                 --                --                --
                                   -------             ------            -------            ------                --
Net investment income
  (expense)..................       (1,824)            (1,880)            (4,437)              824                --
                                   -------             ------            -------            ------                --
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..          206                813             10,706             1,150                --
   Change in unrealized
     appreciation
     (depreciation)..........       14,821             31,987            141,009            13,241                 3
   Capital gain distribution.           --                 --                 --                --                --
                                   -------             ------            -------            ------                --
Net realized and unrealized
  gain (loss) on
  investments on investments.       15,027             32,800            151,715            14,391                 3
                                   -------             ------            -------            ------                --
Increase (decrease) in net
  assets from operations.....      $13,203             30,920            147,278            15,215                 3
                                   =======             ======            =======            ======                ==

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                      GE Investments Funds, Inc.
                              ---------------------------------------------------------------------------
                                                                                      Premier     Real
                                                                    Mid-Cap   Money   Growth     Estate
                              Global Income  Income   International Equity    Market  Equity   Securities
                                  Fund        Fund     Equity Fund   Fund      Fund    Fund       Fund
                              ------------- --------  ------------- -------  -------  -------  ----------
                                                     Year ended December 31, 2004
                              ---------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............    $10,912     209,327      2,386      48,077   58,393   18,003   114,997
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............      2,898      15,768      3,189      17,446   29,000   23,528     8,692
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............         --      10,705         --      25,584   25,113    7,586     5,835
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............         --         572         --       2,111    2,659      408       379
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............         --      24,352         --      13,514   17,299    7,721     7,779
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............         --       2,967         --       6,093    8,764    1,340     2,622
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............         --       1,279         --         676    7,497      161       656
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............         --          --         --          --       --       --        --
                                 -------    --------     ------     -------  -------  -------   -------
Net investment income
  (expense)..................      8,014     153,684       (803)    (17,347) (31,939) (22,741)   89,034
                                 -------    --------     ------     -------  -------  -------   -------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..      2,300      (2,945)    13,949     122,805       --    2,017    30,849
   Change in unrealized
     appreciation
     (depreciation)..........      5,350    (121,782)    14,924      70,711       --  169,853   222,431
   Capital gain distribution.         --      41,240         --     424,600       --       --   173,818
                                 -------    --------     ------     -------  -------  -------   -------
Net realized and unrealized
  gain (loss) on
  investments on investments.      7,650     (83,487)    28,873     618,116       --  171,870   427,098
                                 -------    --------     ------     -------  -------  -------   -------
Increase (decrease) in net
  assets from operations.....    $15,664      70,197     28,070     600,769  (31,939) 149,129   516,132
                                 =======    ========     ======     =======  =======  =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                                              GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------------------------------

                          S&P 500(R) Small-Cap Value
                          Index Fund   Equity Fund   Total Return Fund U.S. Equity Fund Value Equity Fund
                          ---------- --------------- ----------------- ---------------- -----------------
                                                   Year ended December 31, 2004
                          ------------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends............. $  487,033     246,501          105,087           47,804            18,974
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............    101,174       3,342           12,540           35,308                --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............    156,464      37,736           25,795            9,864             6,706
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............      5,704       2,753            1,740              906             1,029
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............     82,485      16,875           22,223            3,623            11,121
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............     19,236       3,432            2,505            1,426             4,359
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............      1,212         794              883              228               311
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............         --          --            1,500               --                --
                          ----------     -------          -------          -------           -------
Net investment income
 (expense)...............    120,758     181,569           37,901           (3,551)           (4,552)
                          ----------     -------          -------          -------           -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    222,854     125,059           19,756           (4,508)           22,876
 Change in unrealized
   appreciation
   (depreciation)........  2,049,803     143,964          392,262          232,188           100,707
 Capital gain
   distribution..........         --      90,975           84,994               --                --
                          ----------     -------          -------          -------           -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............  2,272,657     359,998          497,012          227,680           123,583
                          ----------     -------          -------          -------           -------
Increase (decrease) in
 net assets from
 operations.............. $2,393,415     541,567          534,913          224,129           119,031
                          ==========     =======          =======          =======           =======

                            Goldman Sachs Variable
                                Insurance Trust
                          ---------------------------
                          Goldman Sachs  Goldman Sachs
                           Growth and       Mid Cap
                           Income Fund    Value Fund
                          -------------  -------------
                          Year ended December 31, 2004
                          ---------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............     7,078          76,113
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............     6,372          24,528
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............        --              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............        --              --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............        --              --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............        --              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............        --              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............        --              --
                             ------         -------
Net investment income
 (expense)...............       706          51,585
                             ------         -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    11,686          92,977
 Change in unrealized
   appreciation
   (depreciation)........    59,906         141,283
 Capital gain
   distribution..........        --          97,118
                             ------         -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............    71,592         331,378
                             ------         -------
Increase (decrease) in
 net assets from
 operations..............    72,298         382,963
                             ======         =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                              Greenwich
                          Street Series Fund                                          Janus Aspen Series
                          ------------------ -----------------------------------------------------------------------
                           Salomon Brothers                                  Capital                     Flexible
                               Variable        Balanced                   Appreciation     Capital        Income
                              Aggressive     Portfolio --     Balanced    Portfolio --   Appreciation  Portfolio --
                            Growth Fund --   Institutional  Portfolio --  Institutional  Portfolio --  Institutional
                               Class II         Shares     Service Shares    Shares     Service Shares    Shares
                          ------------------ ------------- -------------- ------------- -------------- -------------
                              Year ended
                          December 31, 2004                                      Year ended December 31, 2004
                          ------------------ -----------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............      $    --          109,776       119,412          8,921           117         23,064
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............           --           70,279            --         49,981            --          5,694
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............          772               --        23,018             --         4,680             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............           --               --         5,429             --           179             --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............          567               --        29,865             --           731             --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............          359               --        23,737             --           317             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............          101               --         1,191             --            --             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............           --               --            --             --            --             --
                               -------          -------       -------       --------        ------        -------
Net investment income
 (expense)...............       (1,799)          39,497        36,172        (41,060)       (5,790)        17,370
                               -------          -------       -------       --------        ------        -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)        2,977          (46,329)       49,182       (108,183)        3,625          1,503
 Change in unrealized
   appreciation
   (depreciation)........       11,212          337,477       251,307        705,506        66,135        (12,121)
 Capital gain
   distribution..........           --               --            --             --            --          3,161
                               -------          -------       -------       --------        ------        -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............       14,189          291,148       300,489        597,323        69,760         (7,457)
                               -------          -------       -------       --------        ------        -------
Increase (decrease) in
 net assets from
 operations..............      $12,390          330,645       336,661        556,263        63,970          9,913
                               =======          =======       =======       ========        ======        =======


                          -----------------------------

                           Global Life       Global
                             Sciences      Technology
                           Portfolio --   Portfolio --
                          Service Shares Service Shares
                          -------------- --------------


                          -----------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............         --             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............         --             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............        666            323
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............      1,250              1
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............        433            584
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............        278            370
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............         --             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............         --             --
                              ------         ------
Net investment income
 (expense)...............     (2,627)        (1,278)
                              ------         ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      4,916             93
 Change in unrealized
   appreciation
   (depreciation)........     17,338            487
 Capital gain
   distribution..........         --             --
                              ------         ------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............     22,254            580
                              ------         ------
Increase (decrease) in
 net assets from
 operations..............     19,627           (698)
                              ======         ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                     Janus Aspen Series (continued)
                              -----------------------------------------------------------------------------------------------
                                                         International International    Mid Cap      Mid Cap      Worldwide
                                 Growth        Growth       Growth        Growth        Growth        Growth       Growth
                              Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio --  Portfolio -- Portfolio --
                              Institutional   Service    Institutional    Service    Institutional   Service    Institutional
                                 Shares        Shares       Shares        Shares        Shares        Shares       Shares
                              ------------- ------------ ------------- ------------- ------------- ------------ -------------
                                                                      Year ended December 31, 2004
                              -----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............   $   3,069          --        12,308         6,136            --           --        20,166
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............      30,513          --        19,119            --        43,103           --        28,025
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............          --       2,862            --         3,304            --        2,582            --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............          --         832            --           391            --          821            --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............          --       1,285            --         5,818            --        1,274            --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............          --         484            --         1,097            --          197            --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............          --          --            --            76            --           --            --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............          --          --            --            --            --           --            --
                                ---------      ------       -------       -------      --------       ------      --------
Net investment income
  (expense)..................     (27,444)     (5,463)       (6,811)       (4,550)      (43,103)      (4,874)       (7,859)
                                ---------      ------       -------       -------      --------       ------      --------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..    (152,759)      3,008       (54,196)       56,172      (386,179)       9,809      (110,002)
   Change in unrealized
     appreciation
     (depreciation)..........     236,516      11,115       280,240        69,828       974,657       51,206       182,203
   Capital gain distribution.          --          --            --            --            --           --            --
                                ---------      ------       -------       -------      --------       ------      --------
Net realized and unrealized
  gain (loss) on
  investments on investments.      83,757      14,123       226,044       126,000       588,478       61,015        72,201
                                ---------      ------       -------       -------      --------       ------      --------
Increase (decrease) in net
  assets from operations.....   $  56,313       8,660       219,233       121,450       545,375       56,141        64,342
                                =========      ======       =======       =======      ========       ======      ========

                              ------------
                               Worldwide
                                 Growth
                              Portfolio --
                                Service
                                 Shares
                              ------------

                              ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............     6,139
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............        --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............     3,551
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............     1,088
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............     5,304
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............       938
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............        --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............        --
                                 ------
Net investment income
  (expense)..................    (4,742)
                                 ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..     9,112
   Change in unrealized
     appreciation
     (depreciation)..........    12,362
   Capital gain distribution.        --
                                 ------
Net realized and unrealized
  gain (loss) on
  investments on investments.    21,474
                                 ------
Increase (decrease) in net
  assets from operations.....    16,732
                                 ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                          J.P. Morgan Series Trust II               Merrill Lynch Variable Series Fund, Inc.
                             -----------------------------------------------------  ----------------------------------------
                                                                                                   Merrill Lynch Merrill Lynch
                                                                                    Merrill Lynch    Large Cap       Value
                                                                         U.S. Large  Basic Value    Growth V.I.  Opportunities
                                       International  Mid Cap    Small    Cap Core  V.I. Fund --      Fund --    V.I. Fund --
                               Bond       Equity       Value    Company    Equity     Class III      Class III     Class III
                             Portfolio   Portfolio   Portfolio Portfolio Portfolio     Shares         Shares        Shares
                             --------- ------------- --------- --------- ---------- -------------  ------------- -------------
                                          Year ended December 31, 2004              Period from April 30, to December 31, 2004
                             -----------------------------------------------------  ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends..............  $24,877        186        7,600       --        953         869             36          5,333
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)..............       --         --           --       --         --          --             --             --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)..............    1,532         --        2,446      340        305          28             --            113
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)..............       --         --          390      394         --          --             --             --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)..............    9,911        391       18,820    2,404      1,313         157            119             36
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)..............      817        272          499      105        331          --             --             --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)..............       --         --           --       --         --         156             --             --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)..............       --         --           --       --         --          --             --             --
                              -------      -----      -------   ------     ------       -----          -----        -------
Net investment income
  (expense).................   12,617       (477)     (14,555)  (3,243)      (996)        528            (83)         5,184
                              -------      -----      -------   ------     ------       -----          -----        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain (loss).   (1,133)       104       34,219    4,170        238        (225)             7            586
   Change in unrealized
     appreciation
     (depreciation).........   10,985      8,512      256,713   57,645     10,747       5,216          2,856        (16,022)
   Capital gain
     distribution...........    4,917         --        1,416       --         --         130             --         14,329
                              -------      -----      -------   ------     ------       -----          -----        -------
Net realized and
  unrealized gain (loss)
  on investments on
  investments...............   14,769      8,616      292,348   61,815     10,985       5,121          2,863         (1,107)
                              -------      -----      -------   ------     ------       -----          -----        -------
Increase (decrease) in net
  assets from operations....  $27,386      8,139      277,793   58,572      9,989       5,649          2,780          4,077
                              =======      =====      =======   ======     ======       =====          =====        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                                                               MFS(R) Variable Insurance Trust
                          ----------------------------------------------------------------------------------------
                          MFS(R) Investors  MFS(R) Investors     MFS(R) New      MFS(R) Strategic   MFS(R) Total
                            Growth Stock    Trust Series --  Discovery Series -- Income Series -- Return Series --
                          Series -- Service  Service Class      Service Class     Service Class    Service Class
                            Class Shares         Shares            Shares             Shares           Shares
                          ----------------- ---------------- ------------------- ---------------- ----------------

                                                                Year ended December 31, 2004
                          ----------------------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............     $     --            6,506                 --             6,372            3,791
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............           --               --                957                --               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............        9,549            6,037              4,070               515            2,225
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............          808              931                681                --               --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............        9,586           19,273              6,791             1,844            3,876
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............        5,714            2,064                672               198               91
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............          550              269                177                --               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............           --               --                 --                --               --
                              --------          -------            -------            ------           ------
Net investment income
 (expense)...............      (26,207)         (22,068)           (13,348)            3,815           (2,401)
                              --------          -------            -------            ------           ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       28,143           21,920              9,668              (670)           3,038
 Change in unrealized
   appreciation
   (depreciation)........      139,073          216,248             46,706             8,475           49,460
 Capital gain
   distribution..........           --               --                 --                --               --
                              --------          -------            -------            ------           ------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............      167,216          238,168             56,374             7,805           52,498
                              --------          -------            -------            ------           ------
Increase (decrease) in
 net assets from
 operations..............     $141,009          216,100             43,026            11,620           50,097
                              ========          =======            =======            ======           ======

                                           Nations Separate Account
                                                     Trust
                          ---------------- ------------------------
                          MFS(R) Utilities  Nations  Nations Marsico
                             Series --      Marsico   International
                           Service Class    Growth    Opportunities
                               Shares      Portfolio    Portfolio
                          ---------------- --------- ---------------
                                                  Year ended
                                               December 31, 2004
                          ---------------- ------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............       9,692            --        6,508
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............          --            --           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............       7,305         7,829       13,422
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............       1,124         1,759        1,235
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............       3,812         6,113        3,477
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............         680           902          441
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............         511         1,348          879
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............          --            --           --
                              -------       -------      -------
Net investment income
 (expense)...............      (3,740)      (17,951)     (12,946)
                              -------       -------      -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      39,633         6,038       17,779
 Change in unrealized
   appreciation
   (depreciation)........     214,126       192,671      223,531
 Capital gain
   distribution..........          --            --        3,394
                              -------       -------      -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............     253,759       198,709      244,704
                              -------       -------      -------
Increase (decrease) in
 net assets from
 operations..............     250,019       180,758      231,758
                              =======       =======      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                          Oppenheimer Variable Account Funds
                          -------------------------------------------------------------------------------------------------
                                      Oppenheimer                                                   Oppenheimer  Oppenheimer
                                      Aggressive              Oppenheimer                             Capital      Global
                          Oppenheimer   Growth                  Balanced               Oppenheimer  Appreciation Securities
                          Aggressive  Fund/VA --  Oppenheimer  Fund/VA --  Oppenheimer   Capital     Fund/VA --  Fund/VA --
                            Growth      Service    Balanced     Service       Bond     Appreciation   Service      Service
                            Fund/VA     Shares      Fund/VA      Shares      Fund/VA     Fund/VA       Shares      Shares
                          ----------- ----------- ----------- ------------ ----------- ------------ ------------ -----------
                                                              Period from
                                                               April 30,
                                                                2004 to
                                                              December 31,
                             Year ended December 31, 2004         2004               Year ended December 31, 2004
                          ----------------------------------  ------------ ------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............  $      --        --       8,900           --      93,011        4,767        3,354       25,030
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............     12,829        --      12,056           --      27,777       20,039           --           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............         --       572          --          315          --           --        6,998       11,479
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............         --        26          --           --          --           --            8        1,441
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............         --     1,469          --          472          --           --       27,916       18,571
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............         --        36          --            7          --           --          867        7,257
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............         --       188          --           34          --           --        2,139          503
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............         --        --          --           --          --           --           --           --
                           ---------    ------      ------       ------      ------      -------      -------      -------
Net investment income
 (expense)...............    (12,829)   (2,291)     (3,156)        (828)     65,234      (15,272)     (34,574)     (14,221)
                           ---------    ------      ------       ------      ------      -------      -------      -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (107,777)     (676)      3,185          789       7,564      (78,149)      13,950       68,088
 Change in unrealized
   appreciation
   (depreciation)........    271,376    27,960      72,096       12,901       3,840      151,919      212,854      399,523
 Capital gain
   distribution..........         --        --          --           --          --           --           --           --
                           ---------    ------      ------       ------      ------      -------      -------      -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............    163,599    27,284      75,281       13,690      11,404       73,770      226,804      467,611
                           ---------    ------      ------       ------      ------      -------      -------      -------
Increase (decrease) in
 net assets from
 operations..............  $ 150,770    24,993      72,125       12,862      76,638       58,498      192,230      453,390
                           =========    ======      ======       ======      ======      =======      =======      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                             Oppenheimer Variable Account Funds (continued) PBHG Insurance Series Fund, Inc.
                             ---------------------------------------------  ------------------------------
                                                           Oppenheimer Main
                             Oppenheimer Oppenheimer Main  Street Small Cap
                             High Income Street Fund/VA --    Fund/VA --    PBHG Growth II   PBHG Large Cap
                               Fund/VA    Service Shares    Service Shares    Portfolio     Growth Portfolio
                             ----------- ----------------- ---------------- --------------  ----------------
                                      Year ended December 31, 2004           Year ended December 31, 2004
                             ---------------------------------------------  ------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends..............   $41,494         43,982               --               --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)..............     8,805             --               --            4,171           9,753
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)..............        --         27,333            8,955               --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)..............        --          4,166            1,031               --              --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)..............        --         47,430           18,016               --              --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)..............        --         27,745            3,024               --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)..............        --          1,717              857               --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)..............        --             --               --               --              --
                               -------        -------          -------         --------         -------
Net investment income
  (expense).................    32,689        (64,409)         (31,883)          (4,171)         (9,753)
                               -------        -------          -------         --------         -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain (loss).    (3,291)       142,048           31,810         (103,440)        (49,295)
   Change in unrealized
     appreciation
     (depreciation).........    12,826        420,295          402,160          123,521         107,379
   Capital gain
     distribution...........        --             --               --               --              --
                               -------        -------          -------         --------         -------
Net realized and
  unrealized gain (loss)
  on investments on
  investments...............     9,535        562,343          433,970           20,081          58,084
                               -------        -------          -------         --------         -------
Increase (decrease) in net
  assets from operations....   $42,224        497,934          402,087           15,910          48,331
                               =======        =======          =======         ========         =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II



                                             PIMCO Variable Insurance Trust                The Prudential Series Fund, Inc.
                              ------------------------------------------------------------ -------------------------------
                               Foreign Bond
                                Portfolio                      Long-Term
                               (U.S. Dollar    High Yield   U.S. Government  Total Return  Jennison 20/20
                                Hedged) --    Portfolio --   Portfolio --    Portfolio --      Focus          Jennison
                              Administrative Administrative Administrative  Administrative  Portfolio --    Portfolio --
                               Class Shares   Class Shares   Class Shares    Class Shares     Class II     Class II Shares
                              -------------- -------------- --------------- -------------- --------------  ---------------


                                              Year ended December 31, 2004                  Year ended December 31, 2004
                              ------------------------------------------------------------ -------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............     $4,740        222,895         263,714        385,387            --               32
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............         --             --              --          2,075            --               --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............        346         17,333          39,833         99,506            --               --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............        297          4,470           4,476         15,029            --               --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............        854         24,406          31,736         82,850           159            1,042
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............      1,194          5,599          19,105         27,179            --              142
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............         --          1,688           1,797          4,436            --               --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............         --             --              --             --            --               --
                                  ------        -------         -------        -------         -----           ------
Net investment income
  (expense)..................      2,049        169,399         166,767        154,312          (159)          (1,152)
                                  ------        -------         -------        -------         -----           ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..        505         20,047         (11,812)        60,109            26              155
   Change in unrealized
     appreciation
     (depreciation)..........        259         69,771          69,067         96,205         1,448            6,334
   Capital gain distribution.      1,325             --         104,451        155,084            --               --
                                  ------        -------         -------        -------         -----           ------
Net realized and unrealized
  gain (loss) on
  investments on investments.      2,089         89,818         161,706        311,398         1,474            6,489
                                  ------        -------         -------        -------         -----           ------
Increase (decrease) in net
  assets from operations.....     $4,138        259,217         328,473        465,710         1,315            5,337
                                  ======        =======         =======        =======         =====           ======

                                 Rydex
                                Variable
                                 Trust
                              ------------





                                OTC Fund
                              ------------
                               Year ended
                              December 31,
                                  2004
                              ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............        --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............        --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............     2,310
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............       459
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............     4,331
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............       828
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............         7
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............        --
                                 ------
Net investment income
  (expense)..................    (7,935)
                                 ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..    38,663
   Change in unrealized
     appreciation
     (depreciation)..........    39,939
   Capital gain distribution.        --
                                 ------
Net realized and unrealized
  gain (loss) on
  investments on investments.    78,602
                                 ------
Increase (decrease) in net
  assets from operations.....    70,667
                                 ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                              Salomon Brothers Variable Series Funds Inc           Scudder Variable Series II
                             -------------------------------------------- --------------------------------------------
                             Salomon   Salomon    Salomon      Salomon
                             Brothers Brothers    Brothers     Brothers      Scudder       SVS Dreman
                             Variable Variable    Variable     Variable     Technology    High Return     SVS Dreman
                             All Cap  Investors  Strategic   Total Return     Growth         Equity     Small Cap Value
                             Fund --   Fund --  Bond Fund --   Fund --     Portfolio --   Portfolio --   Portfolio --
                             Class II  Class I    Class I      Class I    Class B Shares Class B Shares Class B Shares
                             -------- --------- ------------ ------------ -------------- -------------- ---------------
                                     Year ended December 31, 2004                 Year ended December 31, 2004
                             -------------------------------------------- --------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends................ $   543    3,029      13,866       2,740             --          3,773            489
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type I (note 4a)......      --    2,986       4,157       1,770             --             --             --
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type II (note 4a).....     732       --          --          --             86            784            111
 Expenses - Mortality and
   expense risk and
   administrative expenses
   -- Type III (note 4a)....      --       --          --          --             --             --             --
 Expenses -- Mortality and
   expense risk,
   administrative and
   enhanced rider expenses
   -- Type IV (note 4a).....   1,483       --          --          --          1,038          4,767          2,788
 Expenses -- Mortality and
   expense risk,
   administrative and
   enhanced rider expenses
   -- Type V (note 4a)......      --       --          --          --            150             --             67
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type VI (note 4a).....     769       --          --          --             --             --             --
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type VII (note 4a)....      --       --          --          --             --             --             --
                             -------   ------      ------       -----         ------         ------         ------
Net investment income
 (expense)..................  (2,441)      43       9,709         970         (1,274)        (1,778)        (2,477)
                             -------   ------      ------       -----         ------         ------         ------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)...   2,514      619         751         197          1,323         12,725          4,686
 Change in unrealized
   appreciation
   (depreciation)...........  14,875   17,270        (238)      5,723          5,782         35,042         47,530
 Capital gain distribution..      --       --       5,050       2,214             --             --             --
                             -------   ------      ------       -----         ------         ------         ------
Net realized and unrealized
 gain (loss) on investments
 on investments.............  17,389   17,889       5,563       8,134          7,105         47,767         52,216
                             -------   ------      ------       -----         ------         ------         ------
Increase (decrease) in net
 assets from operations..... $14,948   17,932      15,272       9,104          5,831         45,989         49,739
                             =======   ======      ======       =====         ======         ======         ======

                                  Van Kampen Life
                                 Investment Trust
                             ---------------------------

                                              Emerging
                               Comstock        Growth
                             Portfolio --   Portfolio --
                               Class II       Class II
                                Shares         Shares
                             ------------   ------------
                             Year ended December 31, 2004
                             ---------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends................     4,913             --
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type I (note 4a)......        --             --
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type II (note 4a).....     4,559            386
 Expenses - Mortality and
   expense risk and
   administrative expenses
   -- Type III (note 4a)....       233              3
 Expenses -- Mortality and
   expense risk,
   administrative and
   enhanced rider expenses
   -- Type IV (note 4a).....     7,927          1,145
 Expenses -- Mortality and
   expense risk,
   administrative and
   enhanced rider expenses
   -- Type V (note 4a)......     2,073            240
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type VI (note 4a).....       852            137
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type VII (note 4a)....        --             --
                               -------         ------
Net investment income
 (expense)..................   (10,731)        (1,911)
                               -------         ------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)...    14,473          1,260
 Change in unrealized
   appreciation
   (depreciation)...........   170,073          7,091
 Capital gain distribution..        --             --
                               -------         ------
Net realized and unrealized
 gain (loss) on investments
 on investments.............   184,546          8,351
                               -------         ------
Increase (decrease) in net
 assets from operations.....   173,815          6,440
                               =======         ======

                See accompanying notes to financial statements

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets

                                                               AIM Variable Insurance Funds
                             -----------------------------------------------------------------------------------------------
                                 AIM V.I.                                                AIM V.I. Capital
                                Aggressive      AIM V.I. Basic Value     AIM V.I. Blue     Appreciation     AIM V.I. Growth
                              Growth Fund --      Fund -- Series II       Chip Fund --   Fund -- Series I   Fund -- Series I
                             Series I Shares           Shares           Series I Shares       Shares             Shares
                             ---------------  ------------------------  ---------------  ----------------  -----------------
                                                           Period from
                                                              May 1,
                                Year ended     Year ended    2003 to       Year ended       Year ended         Year ended
                               December 31,   December 31, December 31,   December 31,     December 31,       December 31,
                             ---------------  ------------ ------------ ---------------  ----------------  -----------------
                               2004    2003       2004         2003       2004    2003     2004     2003     2004     2003
                             -------  ------  ------------ ------------ -------  ------  -------  -------  -------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $(1,075)   (222)    (18,634)     (1,704)    (1,717)   (220)  (5,222)  (2,434)  (5,752)   (6,736)
 Net realized gain
   (loss) on investments....     513     909       6,332        (378)       986      11    1,430    2,353   21,116    32,887
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   8,644   3,831     135,580      35,247      8,808   3,956   24,091   40,731   11,485   102,764
 Capital gain
   distribution.............      --      --          --          --         --      --       --       --       --        --
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
    Increase (decrease)
     in net assets from
     operations.............   8,082   4,518     123,278      33,165      8,077   3,747   20,299   40,650   26,849   128,915
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
From capital
 transactions:
 Net premiums...............  21,379  42,675   1,081,061     307,796    122,744  45,023   70,526   91,457    2,867   387,258
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........      --      --          --          --         --      --   (2,541)      --  (16,419)       --
   Surrenders...............  (4,867)    (41)    (30,181)     (1,172)    (7,571)     --  (22,779)  (4,411) (14,377)   (6,053)
   Administrative
    expenses (note 4a)......     (11)     --        (177)        (10)       (15)     --     (110)     (51)    (129)     (108)
   Transfers (to) from
    the Guarantee Account...  14,315    (303)    228,696      25,471     12,785   8,546   13,408   57,881    1,852     7,455
   Transfers (to) from
    other subaccounts.......   1,845      --      27,695          37      3,387     303   56,891  (14,817) (61,277) (227,316)
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
    Increase (decrease)
     in net assets from
     capital transactions...  32,661  42,331   1,307,094     332,122    131,330  53,872  115,395  130,059  (87,483)  161,236
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
Increase (decrease) in
 net assets.................  40,743  46,849   1,430,372     365,287    139,407  57,619  135,694  170,709  (60,634)  290,151
Net assets at beginning
 of year....................  46,849      --     365,287          --     59,088   1,469  287,594  116,885  441,661   151,510
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
Net assets at end of year... $87,592  46,849   1,795,659     365,287    198,495  59,088  423,288  287,594  381,027   441,661
                             =======  ======   =========     =======    =======  ======  =======  =======  =======  ========
Change in units (note 5):
 Units purchased............   3,459   3,767     114,576      28,441     13,664   4,792   16,376   17,478    1,178    75,152
 Units redeemed.............    (831)     (4)    (13,678)       (101)    (2,485)     --   (3,194)  (2,256) (11,921)  (44,935)
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   2,628   3,763     100,898      28,340     11,179   4,792   13,182   15,222  (10,743)   30,217
                             =======  ======   =========     =======    =======  ======  =======  =======  =======  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                              AIM Variable Insurance Funds (continued)        The Alger American Fund
                              -------------------------------------    --------------------------------------
                                  AIM V.I.                                                   Alger American
                               International       AIM V.I. Premier      Alger American    Small Capitalization
                               Growth Fund --       Equity Fund --     Growth Portfolio --    Portfolio --
                              Series II Shares      Series I Shares      Class O Shares      Class O Shares
                              ----------------   --------------------  -----------------   -------------------
                                Period from
                                November 15,
                                  2004 to             Year ended           Year ended          Year ended
                                December 31,         December 31,         December 31,        December 31,
                              ----------------   --------------------  -----------------   -------------------
                                    2004            2004       2003      2004       2003     2004      2003
                              ----------------   ---------  ---------  --------   -------  -------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............     $    (61)        (11,350)   (11,194)  (11,177)  (10,429) (10,779)    (9,111)
   Net realized gain
     (loss) on
     investments.............            1            (939)   (16,440)  (83,039)  (69,061) (38,584)  (154,811)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............        3,524          51,141    232,102   124,151   295,112  156,584    385,397
   Capital gain
     distribution............           --              --         --        --        --       --         --
                                  --------       ---------  ---------  --------   -------  -------   --------
       Increase
         (decrease) in
         net assets from
         operations..........        3,464          38,852    204,468    29,935   215,622  107,221    221,475
                                  --------       ---------  ---------  --------   -------  -------   --------
From capital
  transactions:
   Net premiums..............       99,900          26,683    165,371        --    53,444    6,345      3,278
   Transfers (to) from
     the general account
     of GE Capital Life
     Assurance Company
     of New York
     Death benefits..........           --          (3,010)   (20,529)  (55,950)  (21,189)  (5,839)        --
     Surrenders..............           --         (76,569)  (103,133) (114,113)  (27,247) (37,878)   (73,201)
     Administrative
       expenses (note 4a)....           --            (210)      (233)     (562)     (836)    (664)      (708)
     Transfers (to) from
       the Guarantee
       Account...............           (8)          4,035     78,177    (7,130)  (22,225) (50,206)    (4,957)
     Transfers (to) from
       other subaccounts.....           --         (45,598)   (69,052)   (2,342)   (1,281)  17,230     24,073
                                  --------       ---------  ---------  --------   -------  -------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........       99,892         (94,669)    50,601  (180,097)  (19,334) (71,012)   (51,515)
                                  --------       ---------  ---------  --------   -------  -------   --------
Increase (decrease) in
  net assets.................      103,356         (55,817)   255,069  (150,162)  196,288   36,209    169,960
Net assets at beginning
  of year....................           --       1,092,994    837,925   863,097   666,809  766,424    596,464
                                  --------       ---------  ---------  --------   -------  -------   --------
Net assets at end of year....     $103,356       1,037,177  1,092,994   712,935   863,097  802,633    766,424
                                  ========       =========  =========  ========   =======  =======   ========
Change in units (note 5):
   Units purchased...........        9,724          11,142     37,488       116    13,300    8,899      5,184
   Units redeemed............           --         (23,924)   (29,782)  (19,066)  (15,966) (17,983)   (14,848)
                                  --------       ---------  ---------  --------   -------  -------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........        9,724         (12,782)     7,706   (18,950)   (2,666)  (9,084)    (9,664)
                                  ========       =========  =========  ========   =======  =======   ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                       AllianceBernstein Variable Products Series Fund, Inc.
                             -----------------------------------------------------------------------------------
                                                    AllianceBernstein
                                                      International                         AllianceBernstein
                               AllianceBernstein          Value         AllianceBernstein       Small Cap
                               Growth and Income      Portfolio --       Premier Growth          Growth
                              Portfolio -- Class B       Class B      Portfolio -- Class B  Portfolio -- Class B
                             ---------------------  ----------------- --------------------  -------------------
                                                       Period from
                                                      November 15,
                                   Year ended            2004 to           Year ended          Year ended
                                  December 31,        December 31,        December 31,        December 31,
                             ---------------------  ----------------- --------------------  -------------------
                                2004        2003          2004           2004       2003      2004       2003
                             ----------  ---------  ----------------- ---------  ---------   -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (49,497)   (23,561)         (53)        (22,589)   (10,797)  (1,745)    (1,569)
 Net realized gain
   (loss) on investments....     90,831    (24,962)           4           9,587      9,507    3,025     (1,196)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    523,582    857,088        1,944         114,996    163,462   11,120     41,933
 Capital gain
   distribution.............         --         --           --              --         --       --         --
                             ----------  ---------       ------       ---------  ---------   -------   -------
    Increase (decrease)
     in net assets from
     operations.............    564,916    808,565        1,895         101,994    162,172   12,400     39,168
                             ----------  ---------       ------       ---------  ---------   -------   -------
From capital
 transactions:
 Net premiums...............  1,482,822  1,222,199           --         276,056    662,559       --        290
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (67,657)  (157,095)          --          (4,733)  (268,517)      --         --
   Surrenders...............   (356,901)  (165,310)         (74)        (33,597)   (27,125) (18,836)        --
   Administrative
    expenses (note 4a)......     (1,416)      (853)          --            (425)      (206)     (27)       (22)
   Transfers (to) from
    the Guarantee Account...    527,334    542,998        3,374         105,155    216,261    1,547      3,367
   Transfers (to) from
    other subaccounts.......    217,972    286,576       28,764          10,455     28,397   (9,838)     7,794
                             ----------  ---------       ------       ---------  ---------   -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...  1,802,154  1,728,515       32,064         352,911    611,369  (27,154)    11,429
                             ----------  ---------       ------       ---------  ---------   -------   -------
Increase (decrease) in
 net assets.................  2,367,070  2,537,080       33,959         454,905    773,541  (14,754)    50,597
Net assets at beginning
 of year....................  4,563,057  2,025,977           --       1,169,233    395,692  128,210     77,613
                             ----------  ---------       ------       ---------  ---------   -------   -------
Net assets at end of year... $6,930,127  4,563,057       33,959       1,624,138  1,169,233  113,456    128,210
                             ==========  =========       ======       =========  =========   =======   =======
Change in units (note 5):
 Units purchased............    265,824    234,168        3,229          67,003    121,006      169      1,460
 Units redeemed.............    (84,859)   (36,964)          (7)        (23,491)   (39,512)  (2,933)        (3)
                             ----------  ---------       ------       ---------  ---------   -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    180,965    197,204        3,222          43,512     81,494   (2,764)     1,457
                             ==========  =========       ======       =========  =========   =======   =======

                             ----------------------------



                             AllianceBernstein Technology
                               Portfolio -- Class B
                             ---------------------------
                                            Period from
                                               May 1,
                              Year ended      2003 to
                             December 31,   December 31,
                             ------------   ------------
                                 2004           2003
                             ------------   ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (3,691)          (758)
 Net realized gain
   (loss) on investments....     2,208          2,121
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    22,109          6,187
 Capital gain
   distribution.............        --             --
                               -------        -------
    Increase (decrease)
     in net assets from
     operations.............    20,626          7,550
                               -------        -------
From capital
 transactions:
 Net premiums...............   115,749        118,358
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........        --             --
   Surrenders...............    (3,865)        (1,860)
   Administrative
    expenses (note 4a)......      (106)            --
   Transfers (to) from
    the Guarantee Account...    26,747         27,320
   Transfers (to) from
    other subaccounts.......   (29,022)        39,498
                               -------        -------
    Increase (decrease)
     in net assets from
     capital transactions...   109,503        183,316
                               -------        -------
Increase (decrease) in
 net assets.................   130,129        190,866
Net assets at beginning
 of year....................   190,866             --
                               -------        -------
Net assets at end of year...   320,995        190,866
                               =======        =======
Change in units (note 5):
 Units purchased............    14,505         14,643
 Units redeemed.............    (5,335)          (148)
                               -------        -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     9,170         14,495
                               =======        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                           American Century Variable Portfolios, Inc.
                             -----------------------------------------------------------------------------
                                VP Income & Growth         VP International              VP Ultra
                                  Fund -- Class I           Fund -- Class I           Fund -- Class I
                             ------------------------  ------------------------  ------------------------
                                          Period from               Period from               Period from
                                             May 1,                    May 1,                    May 1,
                              Year ended    2003 to     Year ended    2003 to     Year ended    2003 to
                             December 31, December 31, December 31, December 31, December 31, December 31,
                             ------------ ------------ ------------ ------------ ------------ ------------
                                 2004         2003         2004         2003         2004         2003
                             ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   $   (364)       (517)        (821)        (116)      (2,650)         (68)
 Net realized gain
   (loss) on investments....      3,088         566          693           23          403            4
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     13,010      11,897       12,628        2,944       27,416        1,027
 Capital gain
   distribution.............         --          --           --           --           --           --
                               --------     -------      -------       ------      -------       ------
    Increase (decrease)
     in net assets from
     operations.............     15,734      11,946       12,500        2,851       25,169          963
                               --------     -------      -------       ------      -------       ------
From capital
 transactions:
 Net premiums...............     40,070      93,562       74,191       21,798      334,881       12,480
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --          --           --           --           --           --
   Surrenders...............     (1,272)         --       (6,037)          --       (1,610)          --
   Administrative
    expenses (note 4a)......        (54)         --           --           --          (26)          --
   Transfers (to) from
    the Guarantee Account...      4,017       1,211       14,942           --       22,093        5,034
   Transfers (to) from
    other subaccounts.......       (268)         (6)       2,405         (253)       3,486           --
                               --------     -------      -------       ------      -------       ------
    Increase (decrease)
     in net assets from
     capital transactions...     42,493      94,767       85,501       21,545      358,824       17,514
                               --------     -------      -------       ------      -------       ------
Increase (decrease) in
 net assets.................     58,227     106,713       98,001       24,396      383,993       18,477
Net assets at beginning
 of year....................    106,713          --       24,396           --       18,477           --
                               --------     -------      -------       ------      -------       ------
Net assets at end of year...   $164,940     106,713      122,397       24,396      402,470       18,477
                               ========     =======      =======       ======      =======       ======
Change in units (note 5):
 Units purchased............      5,782       8,524        7,617        2,071       31,903        1,564
 Units redeemed.............     (2,458)         (1)        (584)         (24)      (2,238)          --
                               --------     -------      -------       ------      -------       ------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....      3,324       8,523        7,033        2,047       29,665        1,564
                               ========     =======      =======       ======      =======       ======

                             -------------------------
                                     VP Value
                                  Fund -- Class I
                             ------------------------
                                          Period from
                                             May 1,
                              Year ended    2003 to
                             December 31, December 31,
                             ------------ ------------
                                 2004         2003
                             ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (6,655)     (1,882)
 Net realized gain
   (loss) on investments....      7,371       4,983
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    117,741     115,799
 Capital gain
   distribution.............      6,660          --
                              ---------     -------
    Increase (decrease)
     in net assets from
     operations.............    125,117     118,900
                              ---------     -------
From capital
 transactions:
 Net premiums...............    168,502     667,056
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --          --
   Surrenders...............     (4,670)        (53)
   Administrative
    expenses (note 4a)......        (26)         --
   Transfers (to) from
    the Guarantee Account...    177,348      22,225
   Transfers (to) from
    other subaccounts.......      1,637          --
                              ---------     -------
    Increase (decrease)
     in net assets from
     capital transactions...    342,791     689,228
                              ---------     -------
Increase (decrease) in
 net assets.................    467,908     808,128
Net assets at beginning
 of year....................    808,128          --
                              ---------     -------
Net assets at end of year...  1,276,036     808,128
                              =========     =======
Change in units (note 5):
 Units purchased............     28,898      64,091
 Units redeemed.............     (3,033)         (5)
                              ---------     -------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....     25,865      64,086
                              =========     =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                         Dreyfus
                             --------------------------------------------------------------------------------------------------
                                                                                      The Dreyfus
                                                                                       Socially
                                Dreyfus Investment                                    Responsible
                              Portfolios -- Emerging      Dreyfus Investment         Growth Fund,    Dreyfus Variable Investment
                               Markets Portfolio --    Portfolios -- MidCap Stock   Inc. -- Initial    Fund -- Money Market
                                  Initial Shares       Portfolio -- Initial Shares      Shares               Portfolio
                             ------------------------  --------------------------  ----------------  --------------------------
                                          Period from                Period from                                   Period from
                                             May 1,                     May 1,                                        May 1,
                              Year ended    2003 to     Year ended     2003 to        Year ended      Year ended     2003 to
                             December 31, November 14, December 31,  December 31,    December 31,    December 31,  December 31,
                             ------------ ------------ ------------  ------------  ----------------  ------------  ------------
                                 2004         2003         2004          2003        2004     2003       2004          2003
                             ------------ ------------ ------------  ------------  -------  -------  ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     $--          (1,943)       (529)         (109)     (1,652)  (1,086)    (1,606)          (38)
 Net realized gain
   (loss) on investments....      --          14,823       1,094            25       1,612     (424)        --            --
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      --           7,989       5,518         4,152      15,069   20,752         --            --
 Capital gain
   distribution.............      --              --       1,665            --          --       --         --            --
                                 ---        --------      ------        ------     -------  -------    -------        ------
    Increase (decrease)
     in net assets from
     operations.............      --          20,869       7,748         4,068      15,029   19,242     (1,606)          (38)
                                 ---        --------      ------        ------     -------  -------    -------        ------
From capital
 transactions:
 Net premiums...............      --          36,433      35,055        19,124      46,399   21,641    491,729         9,435
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........      --         (42,584)         --            --          --       --         --            --
   Surrenders...............      --         (11,363)     (6,808)          (27)     (3,846)  (3,659)    (5,593)           --
   Administrative
    expenses (note 4a)......      --            (111)        (19)           --        (211)    (168)        (8)           --
   Transfers (to) from
    the Guarantee Account...      --          55,461       5,886         7,956     115,355   28,746     16,394            (1)
   Transfers (to) from
    other subaccounts.......      --        (197,116)     (1,040)           --     (20,808)   2,886    248,401           722
                                 ---        --------      ------        ------     -------  -------    -------        ------
    Increase (decrease)
     in net assets from
     capital transactions...      --        (159,280)     33,074        27,053     136,889   49,446    750,923        10,156
                                 ---        --------      ------        ------     -------  -------    -------        ------
Increase (decrease) in
 net assets.................      --        (138,411)     40,822        31,121     151,918   68,688    749,317        10,118
Net assets at beginning
 of year....................      --         138,411      31,121            --     116,092   47,404     10,118            --
                                 ---        --------      ------        ------     -------  -------    -------        ------
Net assets at end of year...     $--              --      71,943        31,121     268,010  116,092    759,435        10,118
                                 ===        ========      ======        ======     =======  =======    =======        ======
Change in units (note 5):
 Units purchased............      --           3,747       3,578         2,463      24,875    7,787    120,463         1,024
 Units redeemed.............      --         (18,626)       (988)           (3)     (8,890)    (561)   (43,847)           --
                                 ---        --------      ------        ------     -------  -------    -------        ------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....      --         (14,879)      2,590         2,461      15,985    7,226     76,616         1,024
                                 ===        ========      ======        ======     =======  =======    =======        ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                       Eaton Vance Variable Trust
                              ----------------------------------------------------------------------------
                                  VT Floating-Rate              VT Income            VT Worldwide Health
                                     Income Fund             Fund of Boston             Sciences Fund
                              ------------------------  ------------------------  ------------------------
                                              Period    Period from  Period from               Period from
                                              May 1,     January 1,     May 1,                    May 1,
                               Year ended    2003 to      2004 to      2003 to     Year ended    2003 to
                              December 31, December 31, December 15, December 31, December 31, December 31,
                              ------------ ------------ ------------ ------------ ------------ ------------
                                  2004         2003         2004         2003         2004         2003
                              ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $   37,681       1,214         (875)       (769)      (9,338)      (1,370)
   Net realized gain
     (loss) on
     investments.............       2,360       1,900        4,625       4,415        5,045           41
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       1,851          86       (6,599)      6,599       33,904       10,821
   Capital gain
     distribution............          --          --           --          --           --           --
                               ----------   ---------     --------     -------      -------      -------
       Increase
         (decrease) in
         net assets from
         operations..........      41,892       3,200       (2,849)     10,245       29,611        9,492
                               ----------   ---------     --------     -------      -------      -------
From capital
  transactions:
   Net premiums..............   2,977,601     971,081      286,913     124,899      443,952      228,877
   Transfers (to) from
     the general account
     of GE Capital Life
     Assurance Company
     of New York
     Death benefits..........     (12,412)         --           --          --      (48,956)          --
     Surrenders..............     (87,800)    (11,019)      (9,192)         --      (34,305)          (2)
     Administrative
       expenses (note 4a)....        (395)         --          (20)         --         (147)          --
     Transfers (to) from
       the Guarantee
       Account...............     775,865      43,004      156,036      18,297      118,690       37,373
     Transfers (to) from
       other subaccounts.....     727,561     171,125     (584,916)        587       18,971           16
                               ----------   ---------     --------     -------      -------      -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   4,380,420   1,174,191     (151,179)    143,783      498,205      266,264
                               ----------   ---------     --------     -------      -------      -------
Increase (decrease) in
  net assets.................   4,422,312   1,177,391     (154,028)    154,028      527,816      275,756
Net assets at beginning
  of year....................   1,177,391          --      154,028          --      275,756           --
                               ----------   ---------     --------     -------      -------      -------
Net assets at end of year....  $5,599,703   1,177,391           --     154,028      803,572      275,756
                               ==========   =========     ========     =======      =======      =======
Change in units (note 5):
   Units purchased...........     735,962     117,614       60,226      13,856       60,023       20,729
   Units redeemed............    (304,444)     (1,093)     (74,082)         --      (22,015)          --
                               ----------   ---------     --------     -------      -------      -------
   Net increase
     (decrease) in units
     from capital
     transactions
     with contract owners....     431,518     116,521      (13,856)     13,856       38,008       20,729
                               ==========   =========     ========     =======      =======      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                             ------------------------------------------------------
                                 Federated                         Federated High
                              American Leaders      Federated        Income Bond
                                 Fund II --      Capital Income      Fund II --
                               Primary Shares        Fund II       Primary Shares
                             -----------------  ----------------  ----------------

                                 Year ended        Year ended        Year ended
                                December 31,      December 31,      December 31,
                             -----------------  ----------------  ----------------
                               2004      2003     2004     2003     2004     2003
                             --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)................. $    (51)     957   13,387   19,797   24,850   26,403
 Net realized gain
  (loss) on investments.....     (284) (22,853) (17,353) (11,364)    (279) (10,795)
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............   54,992  157,361   40,774   62,493   11,043   65,371
 Capital gain
  distribution..............       --       --       --       --       --       --
                             --------  -------  -------  -------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............   54,657  135,465   36,808   70,926   35,614   80,979
                             --------  -------  -------  -------  -------  -------
From capital
 transactions:
 Net premiums...............      280      503    2,532      300      600      600
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............       --   (7,152)      --       --       --       --
  Surrenders................  (11,913) (45,611)  (9,877)  (1,602) (73,879) (26,942)
  Administrative
    expenses (note 4a)......     (590)    (544)    (351)    (391)    (192)    (219)
  Transfers (to) from
    the Guarantee Account...       22  (12,659)      (6)     106    5,288    2,432
  Transfers (to) from
    other subaccounts.......    8,807    7,287   (2,484)   1,216  (20,020)  50,546
                             --------  -------  -------  -------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   (3,394) (58,176) (10,186)    (371) (88,203)  26,417
                             --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets.................   51,263   77,289   26,622   70,556  (52,589) 107,397
Net assets at beginning
 of year....................  668,138  590,849  444,808  374,252  453,130  345,733
                             --------  -------  -------  -------  -------  -------
Net assets at end of year... $719,401  668,138  471,430  444,808  400,541  453,130
                             ========  =======  =======  =======  =======  =======
Change in units (note 5):
 Units purchased............    1,156      981    3,467      227    1,382    7,054
 Units redeemed.............   (1,497)  (8,293)  (4,756)    (275)  (9,489)  (3,574)
                             --------  -------  -------  -------  -------  -------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........     (341)  (7,312)  (1,289)     (48)  (8,107)   3,480
                             ========  =======  =======  =======  =======  =======

                             Federated Insurance Series
                             -------------------------------------------------------------------------------
                                Federated High              Federated                    Federated
                                  Income Bond             International                   Kaufmann
                                  Fund II --              Small Company                  Fund II --
                                Service Shares               Fund II                   Service Shares
                             --------------------  ---------------------------  ---------------------------
                                                                  Period from                  Period from
                                  Year ended        Year ended  January 1, 2003  Year ended    May 1, 2003
                                 December 31,      December 31, to November 14, December 31, to December 31,
                             --------------------  ------------ --------------- ------------ ---------------
                                2004       2003        2004          2003           2004          2003
                             ---------  ---------  ------------ --------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).................    73,375     40,719       --           (1,258)       (15,892)       (1,915)
 Net realized gain
  (loss) on investments.....    16,394      5,412       --           30,073         13,402         3,567
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............    53,178    104,652       --            2,729        164,594        22,114
 Capital gain
  distribution..............        --         --       --               --             --            --
                             ---------  ---------       --         --------      ---------       -------
    Increase (decrease)
     in net assets from
     operations.............   142,947    150,783       --           31,544        162,104        23,766
                             ---------  ---------       --         --------      ---------       -------
From capital
 transactions:
 Net premiums...............   630,578    614,799       --          124,995        786,940       269,522
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............    (9,142)        --       --               --             --            --
  Surrenders................  (106,049)   (27,307)      --             (850)       (46,069)      (63,768)
  Administrative
    expenses (note 4a)......      (424)      (185)      --              (16)          (320)          (15)
  Transfers (to) from
    the Guarantee Account...   174,759    105,174       --            5,055        209,886        36,571
  Transfers (to) from
    other subaccounts.......    65,310    (99,590)      --         (199,370)       197,088       138,178
                             ---------  ---------       --         --------      ---------       -------
    Increase (decrease)
     in net assets from
     capital transactions...   755,032    592,891       --          (70,186)     1,147,525       380,488
                             ---------  ---------       --         --------      ---------       -------
Increase (decrease) in
 net assets.................   897,979    743,674       --          (38,642)     1,309,629       404,254
Net assets at beginning
 of year.................... 1,344,707    601,033       --           38,642        404,254            --
                             ---------  ---------       --         --------      ---------       -------
Net assets at end of year... 2,242,686  1,344,707       --               --      1,713,883       404,254
                             =========  =========       ==         ========      =========       =======
Change in units (note 5):
 Units purchased............    98,632     65,032       --            9,166        108,501        35,502
 Units redeemed.............   (35,730)   (11,488)      --          (14,456)       (21,887)       (5,107)
                             ---------  ---------       --         --------      ---------       -------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........    62,902     53,544       --           (5,290)        86,614        30,395
                             =========  =========       ==         ========      =========       =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                           Fidelity Variable Insurance Products Fund
                             ---------------------------------------------------------------------------
                                                 VIP Asset
                                 VIP Asset      Manager/SM/
                                Manager/SM/     Portfolio --   VIP Contrafund(R)     VIP Contrafund(R)
                                Portfolio --      Service        Portfolio --          Portfolio --
                               Initial Class      Class 2        Initial Class        Service Class 2
                             -----------------  ------------ --------------------  --------------------
                                                Period from
                                                 April 30,
                                 Year ended       2004 to         Year ended            Year ended
                                December 31,    December, 31     December 31,          December 31,
                             -----------------  ------------ --------------------  --------------------
                               2004      2003       2004        2004       2003       2004       2003
                             --------  -------  ------------ ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  3,851    7,951        (20)     (29,909)   (23,099)   (63,159)   (18,743)
 Net realized gain
   (loss) on investments....   (1,342)  (9,959)        --       11,508   (137,023)   109,053     23,055
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    9,631   52,209        294      381,909    768,928    616,316    356,544
 Capital gain
   distribution.............       --       --         --           --         --         --         --
                             --------  -------     ------    ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   12,140   50,201        274      363,508    608,806    662,210    360,856
                             --------  -------     ------    ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...............       --       --     11,489        3,669      8,360  1,969,848  1,074,047
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........       --  (31,399)        --       (7,318)   (64,245)   (72,077)   (13,108)
   Surrenders...............  (33,340)  (5,920)        --     (338,970)  (260,500)  (248,085)   (79,797)
   Administrative
    expenses (note 4a)......     (259)    (280)        --       (2,184)    (2,428)    (1,162)      (263)
   Transfers (to) from
    the Guarantee Account...       32  (32,630)         1        7,158    (48,806) 1,194,891    300,467
   Transfers (to) from
    other subaccounts.......   26,512    1,449      5,313       94,015        (90)   378,157     41,649
                             --------  -------     ------    ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (7,055) (68,780)    16,803     (243,630)  (367,709) 3,221,572  1,322,995
                             --------  -------     ------    ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.................    5,085  (18,579)    17,077      119,878    241,097  3,883,782  1,683,851
Net assets at beginning
 of year....................  316,118  334,697         --    2,755,904  2,514,807  2,509,918    826,067
                             --------  -------     ------    ---------  ---------  ---------  ---------
Net assets at end of year... $321,203  316,118     17,077    2,875,782  2,755,904  6,393,700  2,509,918
                             ========  =======     ======    =========  =========  =========  =========
Change in units (note 5):
 Units purchased............    2,499      145      1,649       24,571        811    383,443    143,990
 Units redeemed.............   (3,180)  (7,005)        --      (43,876)   (36,680)   (95,010)    (9,493)
                             --------  -------     ------    ---------  ---------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (681)  (6,860)     1,649      (19,305)   (35,869)   288,433    134,497
                             ========  =======     ======    =========  =========  =========  =========

                             --------------------------


                                VIP Dynamic Capital
                             Appreciation Portfolio --
                                  Service Class 2
                             -------------------------
                                          Period from
                                             May 1,
                              Year ended    2003 to
                             December 31, December 31,
                             ------------ ------------
                                 2004         2003
                             ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      (45)         --
 Net realized gain
   (loss) on investments....       43          --
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      593          --
 Capital gain
   distribution.............       --          --
                                -----          --
    Increase (decrease)
     in net assets from
     operations.............      591          --
                                -----          --
From capital
 transactions:
 Net premiums...............    4,507          --
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........       --          --
   Surrenders...............       --          --
   Administrative
    expenses (note 4a)......       --          --
   Transfers (to) from
    the Guarantee Account...    1,927          --
   Transfers (to) from
    other subaccounts.......      190          --
                                -----          --
    Increase (decrease)
     in net assets from
     capital transactions...    6,624          --
                                -----          --
Increase (decrease) in
 net assets.................    7,215          --
Net assets at beginning
 of year....................       --          --
                                -----          --
Net assets at end of year...    7,215          --
                                =====          ==
Change in units (note 5):
 Units purchased............      965          --
 Units redeemed.............     (341)         --
                                -----          --
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      624          --
                                =====          ==

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                        Fidelity Variable Insurance Products Fund (continued)
                             ----------------------------------------------------------------------------------------

                               VIP Equity-Income      VIP Equity-Income       VIP Growth &          VIP Growth &
                                  Portfolio --          Portfolio --       Income Portfolio --   Income Portfolio --
                                  Initial Class        Service Class 2        Initial Class        Service Class 2
                             ---------------------  --------------------  --------------------  --------------------
                                   Year ended            Year ended            Year ended            Year ended
                                  December 31,          December 31,          December 31,          December 31,
                             ---------------------  --------------------  --------------------  --------------------
                                2004        2003       2004       2003       2004       2003       2004       2003
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    3,145      7,653    (20,552)   (12,614)    (5,684)    (2,426)   (18,986)    (5,106)
 Net realized gain
   (loss) on investments....     15,233    (87,749)    91,063     52,973     (4,128)   (17,251)    18,285        (96)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    184,310    564,793    405,252    571,529     56,247    227,799    109,843    139,749
 Capital gain
   distribution.............      8,286         --     13,292         --         --         --         --         --
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    210,974    484,697    489,055    611,888     46,435    208,122    109,142    134,547
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...............     35,863     66,680  1,687,748  1,949,030     12,737      1,889    379,263    490,767
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........     (2,483)   (63,432)   (18,070)   (25,760)   (20,779)   (20,380)   (23,162)    (8,399)
   Surrenders...............   (126,956)  (116,970)  (175,099)  (116,149)   (45,277)   (30,129)   (52,769)   (23,358)
   Administrative
    expenses (note 4a)......     (1,222)    (1,241)    (1,099)      (367)    (1,140)    (1,288)      (430)      (220)
   Transfers (to) from
    the Guarantee Account...    (21,793)   (18,881)   598,411    112,403    (20,449)   (16,058)   977,611     92,428
   Transfers (to) from
    other subaccounts.......     (3,693)    72,644    254,098   (261,379)    (3,500)    54,831      1,968     60,191
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (120,284)   (61,200) 2,345,989  1,657,778    (78,408)   (11,135) 1,282,481    611,409
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.................     90,690    423,497  2,835,044  2,269,666    (31,973)   196,987  1,391,623    745,956
Net assets at beginning
 of year....................  2,210,372  1,786,875  3,328,511  1,058,845  1,169,615    972,628  1,223,635    477,679
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net assets at end of year... $2,301,062  2,210,372  6,163,555  3,328,511  1,137,642  1,169,615  2,615,258  1,223,635
                             ==========  =========  =========  =========  =========  =========  =========  =========
Change in units (note 5):
 Units purchased............     13,717     17,799    312,035    249,839      3,117      9,464    163,910     70,795
 Units redeemed.............    (24,217)   (25,538)   (80,721)   (49,531)   (10,965)   (11,293)   (30,961)    (3,523)
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....    (10,500)    (7,739)   231,314    200,308     (7,848)    (1,829)   132,949     67,272
                             ==========  =========  =========  =========  =========  =========  =========  =========

                             ------------------
                                 VIP Growth
                               Opportunities
                                Portfolio --
                                Initial Class
                             -----------------
                                 Year ended
                                December 31,
                             -----------------
                               2004      2003
                             --------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (5,594)  (3,859)
 Net realized gain
   (loss) on investments....  (48,344) (32,533)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   83,935  190,796
 Capital gain
   distribution.............       --       --
                             --------  -------
    Increase (decrease)
     in net assets from
     operations.............   29,997  154,404
                             --------  -------
From capital
 transactions:
 Net premiums...............    4,157    9,489
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........       --  (20,185)
   Surrenders............... (115,052) (15,714)
   Administrative
    expenses (note 4a)......     (608)    (644)
   Transfers (to) from
    the Guarantee Account...  (31,257) (12,897)
   Transfers (to) from
    other subaccounts.......  (28,452)  22,816
                             --------  -------
    Increase (decrease)
     in net assets from
     capital transactions... (171,212) (17,135)
                             --------  -------
Increase (decrease) in
 net assets................. (141,215) 137,269
Net assets at beginning
 of year....................  705,484  568,215
                             --------  -------
Net assets at end of year...  564,269  705,484
                             ========  =======
Change in units (note 5):
 Units purchased............    5,668    5,630
 Units redeemed.............  (27,977)  (8,631)
                             --------  -------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....  (22,309)  (3,001)
                             ========  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                       Fidelity Variable Insurance Products Fund (continued)
                             ------------------------------------------------------------------------------------
                                   VIP Growth            VIP Growth            VIP Mid Cap        VIP Overseas
                              Portfolio -- Initial  Portfolio -- Service  Portfolio -- Service    Portfolio --
                                     Class                 Class 2               Class 2          Initial Class
                             ---------------------  --------------------  --------------------  ----------------


                                   Year ended            Year ended            Year ended          Year ended
                                  December 31,          December 31,          December 31,        December 31,
                             ---------------------  --------------------  --------------------  ----------------
                                2004        2003       2004       2003       2004       2003      2004     2003
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   17,225)   (16,299)   (20,523)    (9,906)   (66,410)   (24,347)  (1,633)  (3,359)
 Net realized gain
   (loss) on investments....    (91,201)  (180,547)    15,931     (3,396)   218,854     28,974   (6,521) (55,395)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    134,815    588,011     40,529    201,755    827,371    600,148   91,567  270,688
 Capital gain
   distribution.............         --         --         --         --         --         --       --       --
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............     26,389    391,165     35,937    188,453    979,815    604,775   83,413  211,934
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
From capital
 transactions:
 Net premiums...............      8,980     19,394    514,052    352,821  1,591,662    779,733    6,165    8,859
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (75,465)   (12,629)   (19,528)    (4,458)    (3,105)   (17,777) (22,434)      --
   Surrenders...............   (106,308)   (79,235)   (46,737)   (20,018)  (213,710)  (136,026) (71,522) (28,836)
   Administrative
    expenses (note 4a)......     (1,387)    (1,894)      (554)      (208)      (794)      (260)    (383)    (384)
   Transfers (to) from
    the Guarantee Account...    (15,698)   (65,072)   230,468    191,090    526,952    210,191  (21,097)  (7,915)
   Transfers (to) from
    other subaccounts.......     23,027     13,080     67,533      4,106    (51,492)   158,232   49,890   40,137
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   (166,851)  (126,356)   745,234    523,333  1,849,513    994,093  (59,381)  11,861
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets.................   (140,462)   264,809    781,171    711,786  2,829,328  1,598,868   24,032  223,795
Net assets at beginning
 of year....................  1,632,580  1,367,771  1,133,153    421,367  2,944,969  1,346,101  743,904  520,109
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
Net assets at end of year... $1,492,118  1,632,580  1,914,324  1,133,153  5,774,297  2,944,969  767,936  743,904
                             ==========  =========  =========  =========  =========  =========  =======  =======
Change in units (note 5):
 Units purchased............      7,075      4,197    111,512     71,388    258,723    106,053    9,393    3,885
 Units redeemed.............    (24,429)   (20,497)   (22,729)    (3,213)  (112,695)   (14,263) (15,748)  (2,956)
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
 Net increase (decrease)
   in units from
   capital transactions
   with contract owners.....    (17,354)   (16,300)    88,783     68,175    146,028     91,790   (6,355)     929
                             ==========  =========  =========  =========  =========  =========  =======  =======

                             --------------------
                             VIP Value Strategies
                             Portfolio -- Service
                                   Class 2
                             --------------------
                                 Period from
                                  April 30,
                                   2004 to
                                 December 31,
                             --------------------
                                     2004
                             --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................          (341)
 Net realized gain
   (loss) on investments....            32
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............        13,366
 Capital gain
   distribution.............            --
                                   -------
    Increase (decrease)
     in net assets from
     operations.............        13,057
                                   -------
From capital
 transactions:
 Net premiums...............        65,721
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........            --
   Surrenders...............          (135)
   Administrative
    expenses (note 4a)......            --
   Transfers (to) from
    the Guarantee Account...         9,406
   Transfers (to) from
    other subaccounts.......        43,241
                                   -------
    Increase (decrease)
     in net assets from
     capital transactions...       118,233
                                   -------
Increase (decrease) in
 net assets.................       131,290
Net assets at beginning
 of year....................            --
                                   -------
Net assets at end of year...       131,290
                                   =======
Change in units (note 5):
 Units purchased............        11,659
 Units redeemed.............           (12)
                                   -------
 Net increase (decrease)
   in units from
   capital transactions
   with contract owners.....        11,647
                                   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                            Franklin Templeton Variable Insurance Products Trust
                          -------------------------------------------------------------------------------------------------------

                          Franklin Large Cap Growth       Mutual Shares           Templeton Foreign         Templeton Global
                             Securities Fund --        Securities Fund --        Securities Fund --     Asset Allocation Fund --
                               Class 2 Shares            Class 2 Shares            Class 2 Shares             Class 2 Shares
                          ------------------------  ------------------------  ------------------------  ------------------------
                                       Period from               Period from               Period from               Period from
                                          May 1,                    May 1,                    May 1,                    May 1,
                           Year ended    2003 to     Year ended    2003 to     Year ended    2003 to     Year ended    2003 to
                          December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
                          ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
                              2004         2003         2004         2003         2004         2003         2004         2003
                          ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense).............   $ (1,824)       (269)      (1,880)        (344)       (4,437)     (1,149)         824          (37)
 Net realized gain
   (loss) on
   investments...........        206         101          813           35        10,706      (1,182)       1,150           37
 Change in unrealized
   appreciation
   (depreciation) on
   investments...........     14,821       6,831       31,987       10,218       141,009      44,373       13,241       (5,284)
 Capital gain
   distribution..........         --          --           --           --            --          --           --           --
                            --------      ------      -------      -------     ---------     -------      -------       ------
    Increase
     (decrease) in net
     assets from
     operations..........     13,203       6,663       30,920        9,909       147,278      42,042       15,215       (5,284)
                            --------      ------      -------      -------     ---------     -------      -------       ------
From capital
 transactions:
 Net premiums............    136,690      43,528      123,625      102,061       306,494     500,883       69,012       25,383
 Transfers (to) from
   the general account
   of GE Capital Life
   Assurance Company
   of New York
   Death benefits........         --          --           --           --            --          --           --           --
   Surrenders............     (1,269)         --       (2,793)          --        (8,530)       (933)      (1,383)          --
   Administrative
    expenses (note 4a)...        (22)         --           (3)          --            (3)         --          (22)          --
   Transfers (to) from
    the Guarantee
    Account..............     20,376      37,493       74,738       28,150       123,124      11,465       11,711       11,198
   Transfers (to) from
    other subaccounts....     (1,074)       (208)       4,783           --        25,074        (206)        (225)        (242)
                            --------      ------      -------      -------     ---------     -------      -------       ------
    Increase
     (decrease) in net
     assets from
     capital
     transactions........    154,701      80,813      200,350      130,211       446,159     511,209       79,093       36,339
                            --------      ------      -------      -------     ---------     -------      -------       ------
Increase (decrease) in
 net assets..............    167,904      87,476      231,270      140,120       593,437     553,251       94,308       31,055
Net assets at
 beginning of year.......     87,476          --      140,120           --       553,251          --       31,055           --
                            --------      ------      -------      -------     ---------     -------      -------       ------
Net assets at end of
 year....................   $255,380      87,476      371,390      140,120     1,146,688     553,251      125,363       31,055
                            ========      ======      =======      =======     =========     =======      =======       ======
Change in units (note
 5):
 Units purchased.........     12,695       7,128       16,775       11,623        43,881      44,536       12,098        2,392
 Units redeemed..........       (259)        (18)        (604)          --        (9,327)        (99)      (6,066)         (22)
                            --------      ------      -------      -------     ---------     -------      -------       ------
 Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.......     12,436       7,110       16,171       11,623        34,554      44,437        6,032        2,370
                            ========      ======      =======      =======     =========     =======      =======       ======

                          ------------------
                          Templeton Global
                          Income Securities
                           Fund -- Class I
                               Shares
                          -----------------
                             Period from
                            December 15,
                               2004 to
                            December 31,
                          -----------------
                                2004
                          -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense).............          --
 Net realized gain
   (loss) on
   investments...........          --
 Change in unrealized
   appreciation
   (depreciation) on
   investments...........           3
 Capital gain
   distribution..........          --
                                -----
    Increase
     (decrease) in net
     assets from
     operations..........           3
                                -----
From capital
 transactions:
 Net premiums............          --
 Transfers (to) from
   the general account
   of GE Capital Life
   Assurance Company
   of New York
   Death benefits........          --
   Surrenders............          --
   Administrative
    expenses (note 4a)...          --
   Transfers (to) from
    the Guarantee
    Account..............       3,801
   Transfers (to) from
    other subaccounts....         199
                                -----
    Increase
     (decrease) in net
     assets from
     capital
     transactions........       4,000
                                -----
Increase (decrease) in
 net assets..............       4,003
Net assets at
 beginning of year.......          --
                                -----
Net assets at end of
 year....................       4,003
                                =====
Change in units (note
 5):
 Units purchased.........         395
 Units redeemed..........          --
                                -----
 Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.......         395
                                =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                    GE Investments Funds, Inc.
                             ---------------------------------------------------------------------------------
                                Global Income                            International          Mid-Cap
                                    Fund              Income Fund         Equity Fund         Equity Fund
                             ------------------  --------------------  ----------------  --------------------
                                 Year ended           Year ended          Year ended          Year ended
                                December 31,         December 31,        December 31,        December 31,
                             ------------------  --------------------  ----------------  --------------------
                               2004      2003       2004       2003      2004     2003      2004       2003
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  8,014     2,550    153,684    107,225     (803)  (1,180)   (17,347)     1,629
 Net realized gain
   (loss) on investments....    2,300    32,047     (2,945)    26,583   13,949    6,584    122,805    (20,454)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    5,350    (8,457)  (121,782)  (114,273)  14,924   62,650     70,711    838,544
 Capital gain
   distribution.............       --        --     41,240     18,890       --       --    424,600         --
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   15,664    26,140     70,197     38,425   28,070   68,054    600,769    819,719
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
From capital
 transactions:
 Net premiums...............       --        --    663,858    791,080      270      500    614,320    832,300
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........   (1,554)       --     (6,093)        --       --       --    (85,227)  (129,281)
   Surrenders...............  (10,777)   (1,456)  (144,880)  (145,195)  (9,749) (46,698)  (234,221)  (107,363)
   Administrative
    expenses (note 4a)......     (121)     (165)    (1,068)    (1,100)    (178)    (176)    (1,649)    (1,563)
   Transfers (to) from
    the Guarantee Account...       14     3,430    911,630    225,284      (22)   1,719    202,305    130,142
   Transfers (to) from
    other subaccounts.......     (802) (104,856)   (33,744)   (28,098) (28,879)  (4,854)  (104,098)    71,398
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (13,240) (103,047) 1,389,703    841,971  (38,558) (49,509)   391,430    795,633
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
Increase (decrease) in
 net assets.................    2,424   (76,908) 1,459,900    880,396  (10,488)  18,545    992,199  1,615,352
Net assets at beginning
 of year....................  212,161   289,069  2,691,215  1,810,819  225,045  206,500  3,932,073  2,316,721
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
Net assets at end of year... $214,585   212,161  4,151,115  2,691,215  214,557  225,045  4,924,272  3,932,073
                             ========  ========  =========  =========  =======  =======  =========  =========
Change in units (note 5):
 Units purchased............      211       300    176,139    103,226    2,577      362    121,885    106,352
 Units redeemed.............   (1,331)   (9,281)   (45,035)   (17,711)  (7,021)  (7,030)   (83,317)   (24,424)
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,120)   (8,981)   131,104     85,515   (4,444)  (6,668)    38,568     81,928
                             ========  ========  =========  =========  =======  =======  =========  =========

                             -----------------------
                                  Money Market
                                      Fund
                             ----------------------
                                   Year ended
                                  December 31,
                             ----------------------
                                2004        2003
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (31,939)    (37,622)
 Net realized gain
   (loss) on investments....         --          --
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............         --          --
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (31,939)    (37,622)
                             ----------  ----------
From capital
 transactions:
 Net premiums...............  5,691,600   2,885,114
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........     (4,297)   (289,930)
   Surrenders...............   (354,188)   (454,527)
   Administrative
    expenses (note 4a)......     (1,894)     (2,756)
   Transfers (to) from
    the Guarantee Account...    128,416  (1,861,654)
   Transfers (to) from
    other subaccounts....... (3,692,296) (2,308,292)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  1,767,341  (2,032,045)
                             ----------  ----------
Increase (decrease) in
 net assets.................  1,735,402  (2,069,667)
Net assets at beginning
 of year....................  4,517,999   6,587,666
                             ----------  ----------
Net assets at end of year...  6,253,401   4,517,999
                             ==========  ==========
Change in units (note 5):
 Units purchased............  8,071,207     442,915
 Units redeemed............. (6,415,758)   (744,412)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  1,655,449    (301,497)
                             ==========  ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                  GE Investments Funds, Inc. (continued)
                             ------------------------------------------------------------------------------------------
                                 Premier Growth          Real Estate                                 Small-Cap Value
                                  Equity Fund          Securities Fund     S&P 500(R) Index Fund       Equity Fund
                             ---------------------  --------------------  ----------------------  --------------------
                                   Year ended            Year ended             Year ended             Year ended
                                  December 31,          December 31,           December 31,           December 31,
                             ---------------------  --------------------  ----------------------  --------------------
                                2004        2003       2004       2003       2004        2003        2004       2003
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (22,741)   (26,648)    89,034     23,208     120,758      15,410    181,569    (37,474)
 Net realized gain
   (loss) on investments....      2,017    (67,950)    30,849       (329)    222,854    (331,757)   125,059    (13,400)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    169,853    612,558    222,431     87,572   2,049,803   3,760,847    143,964    683,924
 Capital gain
   distribution.............         --         --    173,818     45,303          --          --     90,975         --
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    149,129    517,960    516,132    155,754   2,393,415   3,444,500    541,567    633,050
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
From capital
 transactions:
 Net premiums...............    273,409    338,427    701,556    324,567   6,692,581   3,966,922    663,971  1,119,841
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (35,811)   (32,311)   (23,793)        --     (81,925)    (78,957)   (70,707)   (88,425)
   Surrenders...............   (124,159)  (133,336)   (65,190)   (20,410) (1,244,178)   (773,100)  (275,460)  (103,524)
   Administrative
    expenses (note 4a)......     (1,960)    (2,100)      (456)      (292)    (10,469)     (8,064)      (628)      (297)
   Transfers (to) from
    the Guarantee Account...     81,503     52,132    195,617     56,226   3,640,494     959,994    225,121    181,231
   Transfers (to) from
    other subaccounts.......    (83,933)   (18,987)    24,072    299,643     736,893      65,643   (228,222)    90,499
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    109,049    203,825    831,806    659,734   9,733,396   4,132,438    314,075  1,199,325
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................    258,178    721,785  1,347,938    815,488  12,126,811   7,576,937    855,642  1,832,375
Net assets at beginning
 of year....................  2,661,865  1,940,080  1,082,186    266,698  18,997,918  11,420,981  3,855,644  2,023,269
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Net assets at end of year... $2,920,043  2,661,865  2,430,124  1,082,186  31,124,729  18,997,918  4,711,286  3,855,644
                             ==========  =========  =========  =========  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............     54,653     34,938     86,726     54,911   1,551,175     591,659    107,131    144,899
 Units redeemed.............    (45,154)   (16,763)   (23,796)    (1,671)   (491,525)   (100,473)   (78,796)   (20,057)
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      9,499     18,175     62,930     53,240   1,059,650     491,186     28,335    124,842
                             ==========  =========  =========  =========  ==========  ==========  =========  =========

                             ---------------------

                               Total Return Fund
                             --------------------
                                  Year ended
                                 December 31,
                             --------------------
                                2004       2003
                             ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    37,901      2,823
 Net realized gain
   (loss) on investments....    19,756    (22,824)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   392,262    195,043
 Capital gain
   distribution.............    84,994         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   534,913    175,042
                             ---------  ---------
From capital
 transactions:
 Net premiums............... 5,008,497    477,852
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........        --    (39,613)
   Surrenders...............  (152,672)  (133,898)
   Administrative
    expenses (note 4a)......    (1,329)      (939)
   Transfers (to) from
    the Guarantee Account... 1,240,359     94,962
   Transfers (to) from
    other subaccounts.......   733,461    166,428
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... 6,828,316    564,792
                             ---------  ---------
Increase (decrease) in
 net assets................. 7,363,229    739,834
Net assets at beginning
 of year.................... 1,538,326    798,492
                             ---------  ---------
Net assets at end of year... 8,901,555  1,538,326
                             =========  =========
Change in units (note 5):
 Units purchased............   671,447     68,508
 Units redeemed.............   (73,530)   (16,185)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   597,917     52,323
                             =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                                       Goldman Sachs
                                GE Investments Funds, Inc. (continued)            Variable Insurance Trust
                             -------------------------------------------  ---------------------------------------
                                                                            Goldman Sachs        Goldman Sachs
                                                                              Growth and         Mid Cap Value
                                U.S. Equity Fund      Value Equity Fund      Income Fund             Fund
                             ---------------------  --------------------  -----------------  --------------------

                                   Year ended            Year ended           Year ended          Year ended
                                  December 31,          December 31,         December 31,        December 31,
                             ---------------------  --------------------  -----------------  --------------------
                                2004        2003       2004       2003      2004      2003      2004       2003
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (3,551)   (15,719)    (4,552)     1,817       706      158     51,585     (7,219)
 Net realized gain
   (loss) on investments....     (4,508)  (105,143)    22,876     (9,155)   11,686   (4,536)    92,977     25,156
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    232,188    739,458    100,707    191,033    59,906   87,655    141,283    320,219
 Capital gain
   distribution.............         --         --         --         --        --       --     97,118     17,491
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    224,129    618,596    119,031    183,695    72,298   83,277    382,963    355,647
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
From capital
 transactions:
 Net premiums...............    124,787    195,002    231,928    303,507        --       --      3,120      6,977
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (35,487)   (25,432)   (24,735)        --        --       --     (8,440)    (8,858)
   Surrenders...............   (208,684)  (188,918)   (81,135)   (22,378) (121,758) (10,486)  (164,795)   (72,088)
   Administrative
    expenses (note 4a)......     (2,817)    (3,209)      (406)      (169)     (220)    (238)      (700)      (732)
   Transfers (to) from
    the Guarantee Account...     71,518     17,644    125,814    122,233     1,336    6,017     (6,521)   (74,968)
   Transfers (to) from
    other subaccounts.......    (37,091)   (52,581)    12,549     65,029    94,475   58,418    (12,074)    90,893
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    (87,774)   (57,494)   264,015    468,222   (26,167)  53,711   (189,410)   (58,776)
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
Increase (decrease) in
 net assets.................    136,355    561,102    383,046    651,916    46,131  136,988    193,553    296,871
Net assets at beginning
 of year....................  3,555,264  2,994,162  1,274,706    622,790   453,053  316,065  1,704,541  1,407,670
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
Net assets at end of year... $3,691,619  3,555,264  1,657,752  1,274,706   499,184  453,053  1,898,094  1,704,541
                             ==========  =========  =========  =========  ========  =======  =========  =========
Change in units (note 5):
 Units purchased............     51,088     21,497     49,616     56,456    10,676    8,781      8,844      8,072
 Units redeemed.............    (58,020)   (27,247)   (22,176)    (2,597)  (13,682)  (1,462)   (19,844)   (12,902)
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (6,932)    (5,750)    27,440     53,859    (3,006)   7,319    (11,000)    (4,830)
                             ==========  =========  =========  =========  ========  =======  =========  =========

                             Greenwich Street Series Fund
                             --------------------------
                              Salomon Brothers Variable
                              Aggressive Growth Fund --
                                      Class II
                             --------------------------
                                            Period from
                              Year ended   May 1, 2003 to
                             December 31,   December 31,
                             ------------  --------------
                                 2004           2003
                             ------------  --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (1,799)           (56)
 Net realized gain
   (loss) on investments....     2,977            388
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    11,212          1,526
 Capital gain
   distribution.............        --             --
                               -------         ------
    Increase (decrease)
     in net assets from
     operations.............    12,390          1,858
                               -------         ------
From capital
 transactions:
 Net premiums...............   129,895             --
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........        --             --
   Surrenders...............   (16,305)        (2,202)
   Administrative
    expenses (note 4a)......       (45)            --
   Transfers (to) from
    the Guarantee Account...    30,758          4,648
   Transfers (to) from
    other subaccounts.......    13,732         27,453
                               -------         ------
    Increase (decrease)
     in net assets from
     capital transactions...   158,035         29,899
                               -------         ------
Increase (decrease) in
 net assets.................   170,425         31,757
Net assets at beginning
 of year....................    31,757             --
                               -------         ------
Net assets at end of year...   202,182         31,757
                               =======         ======
Change in units (note 5):
 Units purchased............    16,883          2,716
 Units redeemed.............    (4,236)          (187)
                               -------         ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    12,647          2,529
                               =======         ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                       Janus Aspen Series
                             ---------------------------------------------------------------------------------------
                                                                          Capital Appreciation  Capital Appreciation
                             Balanced Portfolio --  Balanced Portfolio --     Portfolio --        Portfolio --
                              Institutional Shares     Service Shares     Institutional Shares   Service Shares
                             ---------------------  --------------------  --------------------  -------------------
                                   Year ended            Year ended            Year ended          Year ended
                                  December 31,          December 31,          December 31,        December 31,
                             ---------------------  --------------------  --------------------  -------------------
                                2004        2003       2004       2003       2004       2003      2004       2003
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   39,497     39,659     36,172     12,598    (41,060)   (30,258)  (5,790)    (2,662)
 Net realized gain
   (loss) on investments....    (46,329)  (132,519)    49,182      7,431   (108,183)  (277,228)   3,625      4,195
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    337,477    681,555    251,307    448,895    705,506    873,675   66,135     36,677
 Capital gain
   distribution.............         --         --         --         --         --         --       --         --
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
    Increase (decrease)
     in net assets from
     operations.............    330,645    588,695    336,661    468,924    556,263    566,189   63,970     38,210
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
From capital
 transactions:
 Net premiums...............     24,936     58,655    631,628    772,330     16,028      4,604  122,325     40,172
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (22,557)   (45,777)   (60,941)  (136,913)   (19,104)   (24,603)      --    (11,209)
   Surrenders...............   (480,159)  (256,257)  (323,535)  (160,897)  (170,225)  (157,888)  (8,863)   (10,353)
   Administrative
    expenses (note 4a)......     (3,194)    (3,547)    (1,865)    (1,159)    (2,592)    (3,010)     (99)       (47)
   Transfers (to) from
    the Guarantee Account...      2,793   (136,107)   304,620    368,732        300    (21,566)  59,130     14,794
   Transfers (to) from
    other subaccounts.......    (74,130)  (166,647)    12,255    375,703    (16,907)   (87,145)  31,783     (3,516)
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...   (552,311)  (549,680)   562,162  1,217,796   (192,500)  (289,608) 204,276     29,841
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
Increase (decrease) in
 net assets.................   (221,666)    39,015    898,823  1,686,720    363,763    276,581  268,246     68,051
Net assets at beginning
 of year....................  5,137,294  5,098,279  4,768,522  3,081,802  3,472,563  3,195,982  235,398    167,347
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
Net assets at end of year... $4,915,628  5,137,294  5,667,345  4,768,522  3,836,326  3,472,563  503,644    235,398
                             ==========  =========  =========  =========  =========  =========   =======   =======
Change in units (note 5):
 Units purchased............     18,735      4,820    129,102    162,323     12,042        449   27,918      7,410
 Units redeemed.............    (60,136)   (49,977)   (75,022)   (32,029)   (27,592)   (28,650)  (4,532)    (3,404)
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (41,401)   (45,157)    54,080    130,294    (15,550)   (28,201)  23,386      4,006
                             ==========  =========  =========  =========  =========  =========   =======   =======

                             --------------------
                              Flexible Income
                               Portfolio --
                             Institutional Shares
                             -------------------
                                Year ended
                               December 31,
                             -------------------
                               2004       2003
                              -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  17,370     13,535
 Net realized gain
   (loss) on investments....   1,503      4,254
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. (12,121)       660
 Capital gain
   distribution.............   3,161         --
                              -------   -------
    Increase (decrease)
     in net assets from
     operations.............   9,913     18,449
                              -------   -------
From capital
 transactions:
 Net premiums...............      --         --
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........      --         --
   Surrenders............... (25,980)   (90,597)
   Administrative
    expenses (note 4a)......    (173)      (198)
   Transfers (to) from
    the Guarantee Account... (13,949)    (2,156)
   Transfers (to) from
    other subaccounts.......   1,055     68,839
                              -------   -------
    Increase (decrease)
     in net assets from
     capital transactions... (39,047)   (24,112)
                              -------   -------
Increase (decrease) in
 net assets................. (29,134)    (5,663)
Net assets at beginning
 of year.................... 420,629    426,292
                              -------   -------
Net assets at end of year... 391,495    420,629
                              =======   =======
Change in units (note 5):
 Units purchased............     509      5,853
 Units redeemed.............  (3,491)    (7,894)
                              -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (2,982)    (2,041)
                              =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                              Janus Aspen Series (continued)
                             --------------------------------------------------------------------------------
                             Global Life Sciences Global Technology
                                Portfolio --        Portfolio --     Growth Portfolio --  Growth Portfolio --
                               Service Shares      Service Shares   Institutional Shares   Service Shares
                             -------------------  ---------------   --------------------  ------------------
                                 Year ended          Year ended          Year ended          Year ended
                                December 31,        December 31,        December 31,        December 31,
                             -------------------  ---------------   --------------------  ------------------
                               2004       2003     2004      2003      2004       2003      2004      2003
                             --------   -------   ------   -------  ---------  ---------  -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (2,627)   (2,179)  (1,278)   (1,273)   (27,444)   (26,699)  (5,463)   (4,444)
 Net realized gain
   (loss) on investments....    4,916    (2,774)      93    12,956   (152,759)  (341,311)   3,008      (425)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   17,338    35,299      487    20,265    236,516    903,809   11,115    84,446
 Capital gain
   distribution.............       --        --       --        --         --         --       --        --
                             --------   -------   ------   -------  ---------  ---------  -------   -------
    Increase (decrease)
     in net assets from
     operations.............   19,627    30,346     (698)   31,948     56,313    535,799    8,660    79,577
                             --------   -------   ------   -------  ---------  ---------  -------   -------
From capital
 transactions:
 Net premiums...............      521    24,394      390     5,608      3,222      9,465      130    51,243
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........       --    (4,834)      --   (38,434)   (12,050)      (443)      --    (4,520)
   Surrenders...............   (9,457)   (8,381)  (7,939)   (2,703)  (133,381)  (202,100) (17,651)   (4,073)
   Administrative
    expenses (note 4a)......      (31)      (32)     (31)      (25)    (1,511)    (1,704)     (80)      (53)
   Transfers (to) from
    the Guarantee Account...      133    20,988   10,667     3,708    (14,604)   (27,553)  (1,558)   24,543
   Transfers (to) from
    other subaccounts.......  (24,661)   13,168    2,341     2,097     (6,583)     1,848    2,056    22,443
                             --------   -------   ------   -------  ---------  ---------  -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...  (33,495)   45,303    5,428   (29,749)  (164,907)  (220,487) (17,103)   89,583
                             --------   -------   ------   -------  ---------  ---------  -------   -------
Increase (decrease) in
 net assets.................  (13,868)   75,649    4,730     2,199   (108,594)   315,312   (8,443)  169,160
Net assets at beginning
 of year....................  171,592    95,943   78,585    76,386  2,233,124  1,917,812  369,586   200,426
                             --------   -------   ------   -------  ---------  ---------  -------   -------
Net assets at end of year... $157,724   171,592   83,315    78,585  2,124,530  2,233,124  361,143   369,586
                             ========   =======   ======   =======  =========  =========  =======   =======
Change in units (note 5):
 Units purchased............      315     7,611    1,960     1,559     13,469      1,419      622    14,717
 Units redeemed.............   (3,875)   (1,723)  (1,611)   (5,444)   (31,758)   (29,175)  (2,651)   (1,293)
                             --------   -------   ------   -------  ---------  ---------  -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (3,560)    5,888      349    (3,885)   (18,289)   (27,756)  (2,029)   13,424
                             ========   =======   ======   =======  =========  =========  =======   =======

                             --------------------
                             International Growth
                                 Portfolio --
                             Institutional Shares
                             --------------------
                                  Year ended
                                 December 31,
                             --------------------
                                2004       2003
                             ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (6,811)    (1,956)
 Net realized gain
   (loss) on investments....   (54,196)  (123,815)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   280,240    463,949
 Capital gain
   distribution.............        --         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   219,233    338,178
                             ---------  ---------
From capital
 transactions:
 Net premiums...............     2,525      2,740
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (5,931)   (18,418)
   Surrenders...............   (51,541)   (43,849)
   Administrative
    expenses (note 4a)......    (1,184)    (1,195)
   Transfers (to) from
    the Guarantee Account...    (6,589)     8,417
   Transfers (to) from
    other subaccounts.......    (7,044)    (8,380)
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (69,764)   (60,685)
                             ---------  ---------
Increase (decrease) in
 net assets.................   149,469    277,493
Net assets at beginning
 of year.................... 1,339,700  1,062,207
                             ---------  ---------
Net assets at end of year... 1,489,169  1,339,700
                             =========  =========
Change in units (note 5):
 Units purchased............     4,543      1,192
 Units redeemed.............   (11,439)    (8,362)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (6,896)    (7,170)
                             =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                               Janus Aspen Series (continued)
                             -----------------------------------------------------------------------------------
                                International           Mid Cap             Mid Cap              Worldwide
                             Growth Portfolio --  Growth Portfolio --  Growth Portfolio --  Growth Portfolio --
                                Service Shares    Institutional Shares   Service Shares     Institutional Shares
                             ------------------  --------------------  ------------------  --------------------
                                 Year ended           Year ended          Year ended            Year ended
                                December 31,         December 31,        December 31,          December 31,
                             ------------------  --------------------  ------------------  --------------------
                               2004      2003       2004       2003      2004      2003       2004       2003
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (4,550)   (1,587)   (43,103)   (36,643)  (4,874)   (3,340)     (7,859)    (5,767)
 Net realized gain
   (loss) on investments....   56,172    12,464   (386,179)  (585,168)   9,809       488    (110,002)  (387,089)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   69,828    89,259    974,657  1,377,342   51,206    66,525     182,203    765,761
 Capital gain
   distribution.............       --        --         --         --       --        --          --         --
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............  121,450   100,136    545,375    755,531   56,141    63,673      64,342    372,905
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
From capital
 transactions:
 Net premiums...............  201,788   347,304     10,030     37,016    6,850    47,365      12,351     28,138
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York.................
   Death benefits...........   (8,115) (114,675)   (53,752)   (17,839)  (1,862)       --      (7,535)       537
   Surrenders...............  (31,291)   (3,720)  (209,662)   (75,011)  (4,222)   (8,489)    (82,294)  (119,719)
   Administrative
    expenses (note 4a)......     (140)      (39)    (2,706)    (3,119)     (45)      (63)     (1,496)    (1,732)
   Transfers (to) from
    the Guarantee Account...   71,943    92,741       (573)     8,510   11,635    22,457         940    (49,296)
   Transfers (to) from
    other subaccounts.......  (70,708)    3,933    (45,592)   (20,613)  60,683   (29,256)    (16,507)  (112,676)
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  163,477   325,544   (302,255)   (71,056)  73,039    32,014     (94,541)  (254,748)
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
Increase (decrease) in
 net assets.................  284,927   425,680    243,120    684,475  129,180    95,687     (30,199)   118,157
Net assets at beginning
 of year....................  540,879   115,199  3,041,133  2,356,658  266,005   170,318   2,060,500  1,942,343
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
Net assets at end of year... $825,806   540,879  3,284,253  3,041,133  395,185   266,005   2,030,301  2,060,500
                             ========  ========  =========  =========  =======   =======   =========  =========
Change in units (note 5):
 Units purchased............   75,801    57,042      6,299      7,809   40,619    11,408       8,728      3,998
 Units redeemed.............  (56,539)  (15,237)   (35,339)   (17,966) (31,961)   (6,178)    (19,155)   (38,177)
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   19,262    41,805    (29,040)   (10,157)   8,658     5,230     (10,427)   (34,179)
                             ========  ========  =========  =========  =======   =======   =========  =========

                             -------------------
                                 Worldwide
                             Growth Portfolio --
                               Service Shares
                             ------------------
                                Year ended
                               December 31,
                             ------------------
                               2004      2003
                             -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (4,742)   (4,210)
 Net realized gain
   (loss) on investments....   9,112    (3,321)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  12,362   144,258
 Capital gain
   distribution.............      --        --
                             -------   -------
    Increase (decrease)
     in net assets from
     operations.............  16,732   136,727
                             -------   -------
From capital
 transactions:
 Net premiums...............   1,557    84,445
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York.................
   Death benefits...........      --        --
   Surrenders............... (68,795)  (17,746)
   Administrative
    expenses (note 4a)......    (105)     (113)
   Transfers (to) from
    the Guarantee Account...   6,085    40,058
   Transfers (to) from
    other subaccounts....... (21,521)    5,172
                             -------   -------
    Increase (decrease)
     in net assets from
     capital transactions... (82,779)  111,816
                             -------   -------
Increase (decrease) in
 net assets................. (66,047)  248,543
Net assets at beginning
 of year.................... 740,978   492,435
                             -------   -------
Net assets at end of year... 674,931   740,978
                             =======   =======
Change in units (note 5):
 Units purchased............   4,811    19,725
 Units redeemed............. (14,835)   (2,716)
                             -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners.......... (10,024)   17,009
                             =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                             J.P. Morgan Series Trust II
                             ------------------------------------------------------------------------------------------
                                                                                                         U.S. Large Cap
                                                   International         Mid Cap        Small Company     Core Equity
                                Bond Portfolio    Equity Portfolio   Value Portfolio      Portfolio        Portfolio
                             -------------------  ---------------  ------------------  ---------------  ---------------
                                  Year ended         Year ended        Year ended         Year ended       Year ended
                                 December 31,       December 31,      December 31,       December 31,     December 31,
                             -------------------  ---------------  ------------------  ---------------  ---------------
                                2004       2003     2004    2003      2004      2003     2004    2003     2004    2003
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   12,617     (949)    (477)   (136)   (14,555)  (5,346)  (3,243)   (518)    (996)   (117)
 Net realized gain
   (loss) on investments....     (1,133)    (282)     104     386     34,219   11,541    4,170     200      238      95
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     10,985    4,527    8,512   3,304    256,713  122,907   57,645  11,953   10,747   2,773
 Capital gain
   distribution.............      4,917      244       --      --      1,416       --       --      --       --      --
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
    Increase (decrease)
     in net assets from
     operations.............     27,386    3,540    8,139   3,554    277,793  129,102   58,572  11,635    9,989   2,751
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
From capital
 transactions:
 Net premiums...............    562,586  281,228   47,235  21,457    805,200  630,155  147,582  56,143   83,574  52,395
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --       --       --      --         --       --       --      --       --      --
   Surrenders...............    (27,557)  (2,614)     (56)     --    (25,333)  (1,913)  (7,331)     --   (2,974)   (917)
   Administrative
    expenses (note 4a)......       (127)      --       (5)     --       (182)      --      (46)     --      (34)     --
   Transfers (to) from
    the Guarantee Account...    375,836   48,084   24,476     (29)   224,098   83,729   60,665  29,533   23,541     (65)
   Transfers (to) from
    other subaccounts.......      1,577      832   (1,688)   (279)    68,207     (905)   1,061    (925)   1,165      --
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
    Increase (decrease)
     in net assets from
     capital transactions...    912,315  327,530   69,962  21,149  1,071,990  711,066  201,931  84,751  105,272  51,413
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
Increase (decrease) in
 net assets.................    939,701  331,070   78,101  24,703  1,349,783  840,168  260,503  96,386  115,261  54,164
Net assets at beginning
 of year....................    331,070       --   24,703      --    841,712    1,544   96,386      --   54,164      --
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
Net assets at end of year... $1,270,771  331,070  102,804  24,703  2,191,495  841,712  356,889  96,386  169,425  54,164
                             ==========  =======  =======  ======  =========  =======  =======  ======  =======  ======
Change in units (note 5):
 Units purchased............    101,224   32,075    4,971   1,948     93,178   65,041   17,397   7,577   15,092   4,452
 Units redeemed.............    (13,952)    (254)     (21)    (25)   (16,166)    (257)  (2,708)    (82)  (6,749)    (78)
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....     87,272   31,821    4,950   1,923     77,012   64,784   14,689   7,495    8,343   4,374
                             ==========  =======  =======  ======  =========  =======  =======  ======  =======  ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                Merrill Lynch Variable Series Fund, Inc.
                             ---------------------------------------------
                                Merrill    Merrill Lynch   Merrill Lynch
                              Lynch Basic    Large Cap         Value
                              Value V.I.    Growth V.I.  Opportunities V.I.
                             Fund -- Class Fund -- Class   Fund -- Class
                              III Shares    III Shares       III Shares
                             ------------- ------------- ------------------

                               Period from April 30, 2004 to December 31,
                             ---------------------------------------------
                                 2004          2004             2004
                             ------------- ------------- ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    $   528          (83)           5,184
 Net realized gain
   (loss) on investments....       (225)           7              586
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      5,216        2,856          (16,022)
 Capital gain
   distribution.............        130           --           14,329
                                -------       ------          -------
    Increase (decrease)
     in net assets from
     operations.............      5,649        2,780            4,077
                                -------       ------          -------
From capital
 transactions:
 Net premiums...............     79,992        8,886           69,924
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --           --               --
   Surrenders...............         --           --               --
   Administrative
    expenses (note 4a)......         --           --               --
   Transfers (to) from
    the Guarantee Account...        570       17,872              507
   Transfers (to) from
    other subaccounts.......        103          942             (497)
                                -------       ------          -------
    Increase (decrease)
     in net assets from
     capital transactions...     80,665       27,700           69,934
                                -------       ------          -------
Increase (decrease) in
 net assets.................     86,314       30,480           74,011
Net assets at beginning
 of year....................         --           --               --
                                -------       ------          -------
Net assets at end of year...    $86,314       30,480           74,011
                                =======       ======          =======
Change in units (note 5):
 Units purchased............     10,412        2,808            7,518
 Units redeemed.............     (2,472)          --             (918)
                                -------       ------          -------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....      7,940        2,808            6,600
                                =======       ======          =======

                                             MFS(R) Variable Insurance Trust
                             --------------------------------------------------------------

                               MFS(R) Investors      MFS(R) Investors        MFS(R) New
                                 Growth Stock         Trust Series --    Discovery Series --
                               Series -- Service          Service              Service
                                 Class Shares          Class Shares         Class Shares
                             --------------------  --------------------  ------------------
                                  Year ended            Year ended           Year ended
                                 December 31,          December 31,         December 31,
                             --------------------  --------------------  ------------------
                                2004       2003       2004       2003       2004      2003
                             ---------  ---------  ---------  ---------  ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (26,207)   (15,661)   (22,068)    (8,648)   (13,348)  (6,036)
 Net realized gain
   (loss) on investments....    28,143      2,245     21,920      3,785      9,668   23,605
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   139,073    199,243    216,248    175,993     46,706  103,370
 Capital gain
   distribution.............        --         --         --         --         --       --
                             ---------  ---------  ---------  ---------  ---------  -------
    Increase (decrease)
     in net assets from
     operations.............   141,009    185,827    216,100    171,130     43,026  120,939
                             ---------  ---------  ---------  ---------  ---------  -------
From capital
 transactions:
 Net premiums...............   403,542    326,005    457,569    443,487    238,143  374,058
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........   (33,873)   (98,222)   (21,659)  (231,735)        --  (85,751)
   Surrenders...............   (44,760)   (26,815)   (92,410)   (22,821)   (74,823)  (5,386)
   Administrative
    expenses (note 4a)......      (293)      (121)      (531)      (172)      (268)     (53)
   Transfers (to) from
    the Guarantee Account...   155,494    196,297    714,075    313,251     98,880  132,490
   Transfers (to) from
    other subaccounts.......    86,682     44,842    182,140     65,960    (23,840)  51,329
                             ---------  ---------  ---------  ---------  ---------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   566,792    441,986  1,239,184    567,970    238,092  466,687
                             ---------  ---------  ---------  ---------  ---------  -------
Increase (decrease) in
 net assets.................   707,801    627,813  1,455,284    739,100    281,118  587,626
Net assets at beginning
 of year.................... 1,368,985    741,172  1,224,910    485,810    718,884  131,258
                             ---------  ---------  ---------  ---------  ---------  -------
Net assets at end of year... 2,076,786  1,368,985  2,680,194  1,224,910  1,000,002  718,884
                             =========  =========  =========  =========  =========  =======
Change in units (note 5):
 Units purchased............   118,344     74,130    176,562    102,632     48,918   70,960
 Units redeemed.............   (49,367)   (16,411)   (39,969)   (31,836)   (20,618) (11,616)
                             ---------  ---------  ---------  ---------  ---------  -------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....    68,977     57,719    136,593     70,796     28,300   59,344
                             =========  =========  =========  =========  =========  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                       MFS(R) Variable Insurance Trust (continued)
                             -------------------------------------------------------------------
                                                              MFS(R) Total
                                                            Return Series --   MFS(R) Utilities
                              MFS(R) Strategic Income         Service Class    Series -- Service
                             Series -- Service Class Shares      Shares          Class Shares
                             -----------------------------  ----------------  ------------------
                                             Period from
                                                May 1,
                              Year ended       2003 to         Year ended         Year ended
                             December 31,    December 31,     December 31,       December 31,
                             ------------    ------------   ----------------  ------------------
                                 2004            2003         2004     2003      2004      2003
                             ------------    ------------   -------  -------  ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   $  3,815           (194)      (2,401)    (667)    (3,740)   2,449
 Net realized gain
   (loss) on investments....       (670)            89        3,038      324     39,633    2,080
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      8,475          1,831       49,460   12,569    214,126  133,387
 Capital gain
   distribution.............         --             --           --       --         --       --
                               --------         ------      -------  -------  ---------  -------
    Increase (decrease)
     in net assets from
     operations.............     11,620          1,726       50,097   12,226    250,019  137,916
                               --------         ------      -------  -------  ---------  -------
From capital
 transactions:
 Net premiums...............     73,521         54,776      337,580  181,671    278,583  115,472
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --             --           --       --     (6,584)     415
   Surrenders...............     (1,728)           (39)      (7,867)  (1,782)   (31,584) (22,653)
   Administrative
    expenses (note 4a)......        (31)            --          (21)      --       (266)    (119)
   Transfers (to) from
    the Guarantee Account...     58,890         33,496       90,354    9,408     55,113   28,010
   Transfers (to) from
    other subaccounts.......      3,559              9       (6,424)   1,347    106,116    3,957
                               --------         ------      -------  -------  ---------  -------
    Increase (decrease)
     in net assets from
     capital transactions...    134,211         88,242      413,622  190,644    401,378  125,082
                               --------         ------      -------  -------  ---------  -------
Increase (decrease) in
 net assets.................    145,831         89,968      463,719  202,870    651,397  262,998
Net assets at beginning
 of year....................     89,968             --      204,392    1,522    602,615  339,617
                               --------         ------      -------  -------  ---------  -------
Net assets at end of year...   $235,799         89,968      668,111  204,392  1,254,012  602,615
                               ========         ======      =======  =======  =========  =======
Change in units (note 5):
 Units purchased............     13,738          8,086       43,376   17,859     57,011   19,805
 Units redeemed.............     (1,820)            (4)      (7,815)    (165)   (20,278)  (3,058)
                               --------         ------      -------  -------  ---------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     11,918          8,082       35,561   17,694     36,733   16,747
                               ========         ======      =======  =======  =========  =======

                                       Nations Separate Account Trust
                             ----------------------------------------------------

                                                            Nations Marsico
                              Nations Marsico Growth   International Opportunities
                                     Portfolio                 Portfolio
                             ------------------------  --------------------------
                                          Period from                Period from
                                             May 1,                     May 1,
                              Year ended    2003 to     Year ended     2003 to
                             December 31, December 31, December 31,  December 31,
                             ------------ ------------ ------------  ------------
                                 2004         2003         2004          2003
                             ------------ ------------ ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (17,951)     (1,942)      (12,946)      (2,042)
 Net realized gain
   (loss) on investments....      6,038       2,645        17,779        5,999
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    192,671      24,750       223,531       57,799
 Capital gain
   distribution.............         --          --         3,394           --
                              ---------     -------     ---------      -------
    Increase (decrease)
     in net assets from
     operations.............    180,758      25,453       231,758       61,756
                              ---------     -------     ---------      -------
From capital
 transactions:
 Net premiums...............    757,489     402,548       798,109      417,962
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --          --            --           --
   Surrenders...............    (42,605)     (5,081)      (38,731)      (4,378)
   Administrative
    expenses (note 4a)......       (126)         --           (94)          --
   Transfers (to) from
    the Guarantee Account...    144,500      13,929       137,491       10,758
   Transfers (to) from
    other subaccounts.......    177,342     168,208       373,566      241,744
                              ---------     -------     ---------      -------
    Increase (decrease)
     in net assets from
     capital transactions...  1,036,600     579,604     1,270,341      666,086
                              ---------     -------     ---------      -------
Increase (decrease) in
 net assets.................  1,217,358     605,057     1,502,099      727,842
Net assets at beginning
 of year....................    605,057          --       727,842           --
                              ---------     -------     ---------      -------
Net assets at end of year...  1,822,415     605,057     2,229,941      727,842
                              =========     =======     =========      =======
Change in units (note 5):
 Units purchased............     97,518      49,402       112,012       54,731
 Units redeemed.............    (11,349)       (429)      (19,248)        (358)
                              ---------     -------     ---------      -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     86,169      48,973        92,764       54,373
                              =========     =======     =========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                              Oppenheimer Variable Account Funds
                             ---------------------------------------------------------------------------------------------------
                                                                                               Oppenheimer
                                                                                                 Balanced
                                 Oppenheimer       Oppenheimer Aggressive      Oppenheimer      Fund/VA --
                              Aggressive Growth   Growth Fund/VA -- Service      Balanced         Service     Oppenheimer Bond
                                   Fund/VA                 Shares                Fund/VA          Shares           Fund/VA
                             -------------------  ------------------------  -----------------  ------------ --------------------
                                                               Period from                     Period from
                                                                  May 1,                        April 30,
                                  Year ended       Year ended    2003 to        Year ended       2004 to         Year ended
                                 December 31,     December 31, December 31,    December 31,    December 31,     December 31,
                             -------------------  ------------ ------------ -----------------  ------------ --------------------
                                2004      2003        2004         2003       2004     2003        2004        2004       2003
                             ---------  --------  ------------ ------------ -------  --------  ------------ ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (12,829)  (11,229)    (2,291)        (747)    (3,156)   14,604       (828)      65,234    109,478
 Net realized gain
   (loss) on investments....  (107,777) (138,072)      (676)       9,590      3,185   (27,561)       789        7,564      3,711
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   271,376   318,808     27,960       (7,900)    72,096   191,276     12,901        3,840      7,733
 Capital gain
   distribution.............        --        --         --           --         --        --         --           --         --
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   150,770   169,507     24,993          943     72,125   178,319     12,862       76,638    120,922
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
From capital
 transactions:
 Net premiums...............    25,753    11,242     59,501       72,202        280       504    116,065           --      4,500
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........        68        --         --           --        160    (1,135)        --       (1,495)        --
   Surrenders...............   (89,047)  (60,047)    (4,444)     (54,267)   (48,660)  (31,344)        --     (133,400)  (376,392)
   Administrative
    expenses (note 4a)......    (1,001)   (1,119)       (48)          --       (513)     (600)        --       (1,524)    (1,637)
   Transfers (to) from
    the Guarantee Account...   (26,446)    7,580     18,708        3,700      8,009   (41,632)    74,102      (37,317)   (27,096)
   Transfers (to) from
    other subaccounts.......    19,964    39,339      1,905       68,616      7,132  (147,907)    28,759      (52,211)  (185,686)
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (70,709)   (3,005)    75,622       90,251    (33,592) (222,114)   218,926     (225,947)  (586,311)
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
Increase (decrease) in
 net assets.................    80,061   166,502    100,615       91,194     38,533   (43,795)   231,788     (149,309)  (465,389)
Net assets at beginning
 of year....................   886,728   720,226     91,194           --    864,426   908,221         --    2,071,944  2,537,333
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
Net assets at end of year... $ 966,789   886,728    191,809       91,194    902,959   864,426    231,788    1,922,635  2,071,944
                             =========  ========    =======      =======    =======  ========    =======    =========  =========
Change in units (note 5):
 Units purchased............     5,800     9,843      7,447       12,222      2,868        46     23,505        8,958        369
 Units redeemed.............   (13,152)  (10,348)    (1,200)      (4,618)    (5,447)  (20,275)    (2,323)     (26,825)   (48,517)
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (7,352)     (505)     6,247        7,604     (2,579)  (20,229)    21,182      (17,867)   (48,148)
                             =========  ========    =======      =======    =======  ========    =======    =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                         Oppenheimer Variable Account Funds (continued)
                             ------------------------------------------------------------------------------------------
                                                                               Oppenheimer Global
                                                       Oppenheimer Capital         Securities
                              Oppenheimer Capital    Appreciation Fund/VA --   Fund/VA -- Service    Oppenheimer High
                              Appreciation Fund/VA        Service Shares             Shares           Income Fund/VA
                             ---------------------  ------------------------  --------------------  ------------------
                                                                 Period from
                                                                    May 1,
                                   Year ended        Year ended    2003 to         Year ended           Year ended
                                  December 31,      December 31, December 31,     December 31,         December 31,
                             ---------------------  ------------ ------------ --------------------  ------------------
                                2004        2003        2004         2003        2004       2003      2004      2003
                             ----------  ---------  ------------ ------------ ---------  ---------  --------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)................. $   15,272)   (12,208)    (34,574)     (3,009)     (14,221)   (12,518)   32,689    42,770
 Net realized gain
  (loss) on investments.....    (78,149)   (98,380)     13,950       2,652       68,088     10,303    (3,291)  (33,140)
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............    151,919    417,773     212,854      73,778      399,523    441,998    12,826   130,048
 Capital gain
  distribution..............         --         --          --          --           --         --        --        --
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
    Increase (decrease)
     in net assets from
     operations.............     58,498    307,185     192,230      73,421      453,390    439,783    42,224   139,678
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
From capital
 transactions:
 Net premiums...............        334     29,515   1,182,087     780,020      662,749    609,930     1,305     8,453
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............     (7,056)   (47,169)    (10,445)         --       (6,174)   (15,567)   (3,424)       --
  Surrenders................   (355,215)   (78,198)    (88,109)     (1,221)     (83,267)   (33,858)  (39,101)  (35,887)
  Administrative
    expenses (note 4a)......     (1,351)    (1,436)       (386)        (10)        (732)      (282)     (403)     (474)
  Transfers (to) from
    the Guarantee Account...     80,484     78,800   1,309,411     119,769      378,277    143,488   (35,603)   (3,813)
  Transfers (to) from
    other subaccounts.......     23,977    124,523     334,935         (63)      54,414     89,204   (28,225) (171,015)
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
    Increase (decrease)
     in net assets from
     capital transactions...   (258,827)   106,035   2,727,493     898,495    1,005,267    792,915  (105,451) (202,736)
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
Increase (decrease) in
 net assets.................   (200,329)   413,220   2,919,723     971,916    1,458,657  1,232,698   (63,227)  (63,058)
Net assets at beginning
 of year....................  1,454,197  1,040,977     971,916          --    1,914,556    681,858   668,528   731,586
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
Net assets at end of year... $1,253,868  1,454,197   3,891,639     971,916    3,373,213  1,914,556   605,301   668,528
                             ==========  =========   =========     =======    =========  =========  ========  ========
Change in units (note 5):
 Units purchased............     25,424     21,021     239,236      76,380      129,747     97,905     3,068       864
 Units redeemed.............    (48,425)   (11,447)    (21,697)       (110)     (35,554)    (5,787)  (12,723)  (21,583)
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........    (23,001)     9,574     217,539      76,270       94,193     92,118    (9,655)  (20,719)
                             ==========  =========   =========     =======    =========  =========  ========  ========

                             -------------------------------------------
                                                     Oppenheimer Main
                               Oppenheimer Main      Street Small Cap
                               Street Fund/VA --    Fund/VA -- Service
                                 Service Shares           Shares
                             --------------------  --------------------


                                  Year ended            Year ended
                                 December 31,          December 31,
                             --------------------  --------------------
                                2004       2003       2004       2003
                             ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).................   (64,409)   (36,665)   (31,883)    (6,610)
 Net realized gain
  (loss) on investments.....   142,048     (2,505)    31,810     15,211
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............   420,295  1,064,914    402,160    164,450
 Capital gain
  distribution..............        --         --         --         --
                             ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   497,934  1,025,744    402,087    173,051
                             ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums............... 1,494,748  1,549,153    934,220    796,161
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............   (97,100)   (48,040)        --         --
  Surrenders................  (397,189)  (185,322)   (44,665)    (4,228)
  Administrative
    expenses (note 4a)......    (1,778)      (784)      (301)        --
  Transfers (to) from
    the Guarantee Account...   517,229    467,657    352,229    170,413
  Transfers (to) from
    other subaccounts.......  (204,107)  (163,510)    79,932     98,076
                             ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... 1,311,803  1,619,154  1,321,415  1,060,422
                             ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets................. 1,809,737  2,644,898  1,723,502  1,233,473
Net assets at beginning
 of year.................... 5,836,914  3,192,016  1,234,981      1,508
                             ---------  ---------  ---------  ---------
Net assets at end of year... 7,646,651  5,836,914  2,958,483  1,234,981
                             =========  =========  =========  =========
Change in units (note 5):
 Units purchased............   282,297    242,329    113,799     92,498
 Units redeemed.............  (148,962)   (47,667)   (15,867)      (368)
                             ---------  ---------  ---------  ---------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........   133,335    194,662     97,932     92,130
                             =========  =========  =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                PBHG Insurance Series Fund, Inc.
                             --------------------------------------  -----------------
                                                                       Foreign Bond
                                                                         Portfolio
                                                                       (U.S. Dollar
                                                                        Hedged) --
                                PBHG Growth II      PBHG Large Cap    Administrative
                                  Portfolio        Growth Portfolio    Class Shares
                             -------------------  -----------------  ----------------
                                  Year ended          Year ended        Year ended
                                 December 31,        December 31,      December 31,
                             -------------------  -----------------  ----------------
                                2004      2003      2004     2003      2004     2003
                             ---------  --------  -------  --------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)................. $  (4,171)   (4,665)  (9,753)   (8,911)   2,049    1,610
 Net realized gain
  (loss) on investments.....  (103,440) (165,631) (49,295) (107,897)     505      414
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............   123,521   240,780  107,379   278,180      259   (1,537)
 Capital gain
  distribution..............        --        --       --        --    1,325       --
                             ---------  --------  -------  --------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............    15,910    70,484   48,331   161,372    4,138      487
                             ---------  --------  -------  --------  -------  -------
From capital
 transactions:
 Net premiums...............        25       562       38        --    9,275      570
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............   (45,354)       --       --        --       --       --
  Surrenders................   (19,958)  (45,958) (34,488)  (27,350)  (7,759)  (3,880)
  Administrative
    expenses (note 4a)......      (433)     (727)    (580)     (614)     (29)     (28)
  Transfers (to) from
    the Guarantee Account...     1,635   (14,423)  (4,243)   (1,422)  24,457    4,997
  Transfers (to) from
    other subaccounts.......     2,895   (13,715) (19,485)  (31,958) (70,060)   4,966
                             ---------  --------  -------  --------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   (61,190)  (74,261) (58,758)  (61,344) (44,116)   6,625
                             ---------  --------  -------  --------  -------  -------
Increase (decrease) in
 net assets.................   (45,280)   (3,777) (10,427)  100,028  (39,978)   7,112
Net assets at beginning
 of year....................   338,618   342,395  713,507   613,479  177,609  170,497
                             ---------  --------  -------  --------  -------  -------
Net assets at end of year... $ 293,338   338,618  703,080   713,507  137,631  177,609
                             =========  ========  =======  ========  =======  =======
Change in units (note 5):
 Units purchased............     2,420        79    2,980        --    5,777      957
 Units redeemed.............    (9,745)  (10,567)  (8,460)   (7,478)  (9,990)    (369)
                             ---------  --------  -------  --------  -------  -------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........    (7,325)  (10,488)  (5,480)   (7,478)  (4,213)     588
                             =========  ========  =======  ========  =======  =======

                                       PIMCO Variable Insurance Trust
                             ---------------------------------------------------------------------

                                                           Long-Term
                                                        U.S. Government         Total Return
                             High Yield Portfolio --     Portfolio --           Portfolio --
                                Administrative          Administrative         Administrative
                                 Class Shares            Class Shares           Class Shares
                             ----------------------  --------------------  ----------------------
                                  Year ended              Year ended             Year ended
                                 December 31,            December 31,           December 31,
                             ----------------------  --------------------  ----------------------
                                2004        2003        2004       2003       2004        2003
                             ---------   ---------   ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).................   169,399      79,654     166,767    120,034     154,312     158,382
 Net realized gain
  (loss) on investments.....    20,047      22,361     (11,812)   (11,831)     60,109      42,139
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............    69,771     147,059      69,067    (43,310)     96,205      34,463
 Capital gain
  distribution..............        --          --     104,451     31,860     155,084      47,001
                             ---------   ---------   ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   259,217     249,074     328,473     96,753     465,710     281,985
                             ---------   ---------   ---------  ---------  ----------  ----------
From capital
 transactions:
 Net premiums............... 1,363,673     986,786   1,559,217    838,141   5,801,664   2,756,062
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............   (35,554)    (74,240)    (23,903)  (189,250)   (144,078)   (129,468)
  Surrenders................  (166,174)    (49,373)   (436,242)  (252,576) (1,092,073)   (517,838)
  Administrative
    expenses (note 4a)......      (934)       (228)     (1,227)      (826)     (2,375)     (1,291)
  Transfers (to) from
    the Guarantee Account...   416,144     269,625     801,546    269,546   1,452,714     813,684
  Transfers (to) from
    other subaccounts.......  (288,866)     47,172    (539,476)    40,436     114,033     780,606
                             ---------   ---------   ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... 1,288,289   1,179,742   1,359,915    705,471   6,129,885   3,701,755
                             ---------   ---------   ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets................. 1,547,506   1,428,816   1,688,388    802,224   6,595,595   3,983,740
Net assets at beginning
 of year.................... 2,327,539     898,723   5,270,900  4,468,676  11,611,917   7,628,177
                             ---------   ---------   ---------  ---------  ----------  ----------
Net assets at end of year... 3,875,045   2,327,539   6,959,288  5,270,900  18,207,512  11,611,917
                             =========   =========   =========  =========  ==========  ==========
Change in units (note 5):
 Units purchased............   190,463     116,427     236,411     94,939     775,184     387,579
 Units redeemed.............   (81,039)    (11,115)   (129,335)   (37,038)   (251,281)    (57,572)
                             ---------   ---------   ---------  ---------  ----------  ----------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........   109,424     105,312     107,076     57,901     523,903     330,007
                             =========   =========   =========  =========  ==========  ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 The Prudential Series Fund, Inc.      Rydex Variable Trust
                              --------------------------------------   -------------------
                              Jennison 20/20
                                  Focus
                              Portfolio --     Jennison Portfolio --
                                Class II          Class II Shares          OTC Fund
                              -------------  ------------------------  -------------------
                                                          Period from
                                                             May 1,
                               Year ended     Year ended    2003 to       Year ended
                              December 31,   December 31, December 31,   December 31,
                              -------------  ------------ ------------ -------------------
                                2004    2003     2004         2003       2004       2003
                              -------   ---- ------------ ------------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (159)   --     (1,152)        (373)    (7,935)    (4,677)
   Net realized gain
     (loss) on
     investments.............      26    --        155          193     38,663      3,332
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,448    --      6,334        5,733     39,939    107,560
   Capital gain
     distribution............      --    --         --           --         --         --
                              -------    --     ------       ------     -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   1,315    --      5,337        5,553     70,667    106,215
                              -------    --     ------       ------     -------   -------
From capital
  transactions:
   Net premiums..............  14,501    --     10,209       58,662     24,719     75,789
   Transfers (to) from
     the general account
     of GE Capital Life
     Assurance Company
     of New York
     Death benefits..........      --    --         --           --         --         --
     Surrenders..............      --    --         --         (195)   (51,585)   (21,659)
     Administrative
       expenses (note 4a)....      --    --         --           --        (94)       (67)
     Transfers (to) from
       the Guarantee
       Account...............     359    --       (211)          78     65,080     29,291
     Transfers (to) from
       other subaccounts.....    (545)   --         78           --    426,311     26,743
                              -------    --     ------       ------     -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  14,315    --     10,076       58,545    464,431    110,097
                              -------    --     ------       ------     -------   -------
Increase (decrease) in
  net assets.................  15,630    --     15,413       64,098    535,098    216,312
Net assets at beginning
  of year....................      --    --     64,098           --    422,479    206,167
                              -------    --     ------       ------     -------   -------
Net assets at end of year.... $15,630    --     79,511       64,098    957,577    422,479
                              =======    ==     ======       ======     =======   =======
Change in units (note 5):
   Units purchased...........   1,179    --        872        5,308    150,974     17,719
   Units redeemed............     (42)   --        (53)         (18)   (96,575)    (2,927)
                              -------    --     ------       ------     -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   1,137    --        819        5,290     54,399     14,792
                              =======    ==     ======       ======     =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                 Salomon Brothers Variable Series Funds Inc
                              ----------------------------------------------------------------------------------------
                                   Salomon Brothers       Salomon Brothers   Salomon Brothers     Salomon Brothers
                                   Variable All Cap       Variable Investors Variable Strategic    Variable Total
                                   Fund -- Class II        Fund -- Class I   Bond Fund -- Class I Return Fund -- Class I
                              --------------------------  ----------------   -------------------  ---------------------
                                            Period from
                               Year ended  May 1, 2003 to    Year ended         Year ended           Year ended
                              December 31,  December 31,    December 31,       December 31,         December 31,
                              ------------ -------------- ----------------   -------------------  ---------------------
                                  2004          2003        2004      2003     2004       2003      2004        2003
                              ------------ -------------- -------   -------   -------   -------    -------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $ (2,441)         (89)         43       116    9,709     14,606       970         173
   Net realized gain
     (loss) on
     investments.............      2,514           14         619    (9,821)     751     17,870       197      (1,838)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     14,875        2,210      17,270    59,067     (238)    (4,148)    5,723      15,893
   Capital gain
     distribution............         --           --          --        --    5,050      7,992     2,214       1,404
                                --------       ------     -------   -------   -------   -------    -------     -------
       Increase
         (decrease) in
         net assets from
         operations..........     14,948        2,135      17,932    49,362   15,272     36,320     9,104      15,632
                                --------       ------     -------   -------   -------   -------    -------     -------
From capital
  transactions:
   Net premiums..............    137,955       19,338          --        --       --         --     9,000          --
   Transfers (to) from
     the general account
     of GE Capital Life
     Assurance Company
     of New York
     Death benefits..........         --           --          --        --       --         --        --          --
     Surrenders..............    (20,581)          --     (11,661)  (20,517) (13,129)   (95,439)   (1,573)    (12,337)
     Administrative
       expenses (note 4a)....        (40)          --        (139)     (164)    (134)      (280)      (50)       (104)
     Transfers (to) from
       the Guarantee
       Account...............     64,233       16,875      (1,377)  (19,578) (11,768)    29,876       (16)    (30,282)
     Transfers (to) from
       other subaccounts.....     64,025           --       5,829    12,083  (53,953)   123,906     1,000       8,688
                                --------       ------     -------   -------   -------   -------    -------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    245,592       36,213      (7,348)  (28,176) (78,984)    58,063     8,361     (34,035)
                                --------       ------     -------   -------   -------   -------    -------     -------
Increase (decrease) in
  net assets.................    260,540       38,348      10,584    21,186  (63,712)    94,383    17,465     (18,403)
Net assets at beginning
  of year....................     38,348           --     204,612   183,426  363,968    269,585   121,309     139,712
                                --------       ------     -------   -------   -------   -------    -------     -------
Net assets at end of year....   $298,888       38,348     215,196   204,612  300,256    363,968   138,774     121,309
                                ========       ======     =======   =======   =======   =======    =======     =======
Change in units (note 5):
   Units purchased...........     23,588        2,967         893     1,322    1,016     12,478       878         880
   Units redeemed............     (3,690)          --      (1,518)   (4,426)  (6,888)    (7,757)     (145)     (4,325)
                                --------       ------     -------   -------   -------   -------    -------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     19,898        2,967        (625)   (3,104)  (5,872)     4,721       733      (3,445)
                                ========       ======     =======   =======   =======   =======    =======     =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                            Scudder Variable Series II
                             ----------------------------------------------------------------------------------------

                                Scudder Technology             SVS Dreman High                SVS Dreman Small
                                Growth Portfolio --      Return Equity Portfolio --        Cap Value Portfolio --
                                  Class B Shares               Class B Shares                  Class B Shares
                             ------------------------  ------------------------------  ------------------------------
                                          Period from
                                             May 1,                 Period from May 1,              Period from May 1,
                              Year ended    2003 to     Year ended       2003 to        Year ended       2003 to
                             December 31, December 31, December 31,    December 31,    December 31,    December 31,
                             ------------ ------------ ------------ ------------------ ------------ ------------------
                                 2004         2003         2004            2003            2004            2003
                             ------------ ------------ ------------ ------------------ ------------ ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).................   $ (1,274)       (314)      (1,778)            (29)         (2,477)           (230)
 Net realized gain
  (loss) on investments.....      1,323       5,699       12,725           4,111           4,686            (213)
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............      5,782       2,697       35,042          43,522          47,530           7,012
 Capital gain
  distribution..............         --          --           --              --              --              --
                               --------      ------      -------         -------         -------          ------
    Increase (decrease)
     in net assets from
     operations.............      5,831       8,082       45,989          47,604          49,739           6,569
                               --------      ------      -------         -------         -------          ------
From capital
 transactions:
 Net premiums...............     13,853      42,155      114,966         208,109         154,669          43,392
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............         --          --           --              --              --              --
  Surrenders................     (5,762)         --       (7,345)           (926)         (2,867)             --
  Administrative
    expenses (note 4a)......         (6)         --          (28)             --             (45)             --
  Transfers (to) from
    the Guarantee Account...      4,140       6,046       32,214          21,741          67,482           1,427
  Transfers (to) from
    other subaccounts.......     38,967      (1,074)       3,792            (219)         26,490            (218)
                               --------      ------      -------         -------         -------          ------
    Increase (decrease)
     in net assets from
     capital transactions...     51,192      47,127      143,599         228,705         245,729          44,601
                               --------      ------      -------         -------         -------          ------
Increase (decrease) in
 net assets.................     57,023      55,209      189,588         276,309         295,468          51,170
Net assets at beginning
 of year....................     55,209          --      276,309              --          51,170              --
                               --------      ------      -------         -------         -------          ------
Net assets at end of year...   $112,232      55,209      465,897         276,309         346,638          51,170
                               ========      ======      =======         =======         =======          ======
Change in units (note 5):
 Units purchased............      5,168       3,776       20,936          22,316          19,272           3,836
 Units redeemed.............     (1,345)        (85)      (9,647)           (112)         (2,145)            (19)
                               --------      ------      -------         -------         -------          ------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........      3,823       3,691       11,289          22,204          17,127           3,817
                               ========      ======      =======         =======         =======          ======

                               Van Kampen Life Investment Trust
                             -----------------------------------
                                                     Emerging
                                  Comstock            Growth
                                Portfolio --       Portfolio --
                               Class II Shares   Class II Shares
                             ------------------  ---------------


                                 Year ended         Year ended
                                December 31,       December 31,
                             ------------------  ---------------
                                2004      2003     2004    2003
                             ---------  -------  -------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).................   (10,731)  (2,418)  (1,911)   (500)
 Net realized gain
  (loss) on investments.....    14,473    6,161    1,260   1,392
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............   170,073   53,297    7,091   5,922
 Capital gain
  distribution..............        --       --       --      --
                             ---------  -------  -------  ------
    Increase (decrease)
     in net assets from
     operations.............   173,815   57,040    6,440   6,814
                             ---------  -------  -------  ------
From capital
 transactions:
 Net premiums...............   675,033  376,479   39,945  38,784
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............   (23,848) (21,105)      --      --
  Surrenders................   (40,300)  (2,006)  (2,115)   (401)
  Administrative
    expenses (note 4a)......      (296)      (4)     (52)     --
  Transfers (to) from
    the Guarantee Account...   266,029   41,868   29,264  27,414
  Transfers (to) from
    other subaccounts.......    84,585   24,900    1,475   9,830
                             ---------  -------  -------  ------
    Increase (decrease)
     in net assets from
     capital transactions...   961,203  420,132   68,517  75,627
                             ---------  -------  -------  ------
Increase (decrease) in
 net assets................. 1,135,018  477,172   74,957  82,441
Net assets at beginning
 of year....................   497,563   20,391   82,441      --
                             ---------  -------  -------  ------
Net assets at end of year... 1,632,581  497,563  157,398  82,441
                             =========  =======  =======  ======
Change in units (note 5):
 Units purchased............    99,979   48,043   10,546   9,702
 Units redeemed.............   (11,999)  (2,510)  (2,950)    (51)
                             ---------  -------  -------  ------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........    87,980   45,533    7,596   9,651
                             =========  =======  =======  ======

                See accompanying notes to financial statements

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                         Notes to Financial Statements

                               December 31, 2004

(1)Description of Entity

   GE Capital Life Separate Account II (the Account) is a separate investment account established on April 1, 1996 by GE Capital Life Assurance Company of New York (GE Capital Life) pursuant to the laws of the State of New York. The Account may invest in mutual funds, unit investment trusts, managed separate accounts and other portfolios. GE Capital Life uses the Account to support flexible premium variable deferred annuity contracts issued by GE Capital Life, as well as for other purposes permitted by law.

   Currently, there are multiple subaccounts of the Account available under the contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of a Fund.

   The assets of the Account belong to GE Capital Life. However, GE Capital Life may not charge the assets in the Account attributable to the policies with liabilities arising out of any other business, which GE Capital Life may conduct. The assets of the Account will, however, be available to cover the liabilities for GE Capital Life General Account to the extent that the asset of the Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Account are credited to or charged against the Account without regard to the income, gains or losses arising out of any other business conducted.

   GE Capital Life registered the Account with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Account.

   Effective April 30, 2004, the following Portfolios were added to the Account:

Evergreen Variable Annuity Trust:                            Merrill Lynch Variable Series Fund, Inc.:
  Evergreen VA Omega Fund -- Class 2                           Merrill Lynch Basic Value V.I. Fund -- Class III Shares
Fidelity Variable Insurance Products Fund:                     Merrill Lynch Large Cap Growth V.I. Fund -- Class III
  VIP Asset Manager/SM/ Portfolio -- Service Class 2            Shares
  VIP Value Strategies Portfolio -- Service Class 2            Merrill Lynch Value Opportunities V.I. Fund -- Class III
                                                                Shares
                                                             Oppenheimer Variable Account Funds:
                                                               Oppenheimer Balanced Fund/VA -- Service Shares

   All designated portfolios described above are series type mutual funds.

   The Janus Aspen Series -- International Growth Portfolio -- Service Shares ceased accepting new purchase payments from the Account effective November 15, 2004.

   Effective November 15, 2004, the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II Shares and the AllianceBernstein Variable Products Series Fund Inc. -- AllianceBernstein International Value Portfolio -- Class B were added to the Account.

   Effective December 15, 2004, the Eaton Vance Variable Trust -- VT Income Fund of Boston was liquidated pursuant to a decision made by the portfolio's Board of Trustees.

   Effective December 15, 2004, the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class I shares and Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class I shares were added to the Account.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


   During 2004, the following names were changed:

                     Formerly Known As                                           Currently Known As
AllianceBernstein Variable Products Series Fund, Inc.:       AllianceBernstein Small Cap Growth Portfolio --  Class B
  Quasar Portfolio -- Class B
Fidelity Variable Insurance Products Fund:
  VIP II Asset Manager/SM/ Portfolio -- Initial Class        VIP Asset Manager/SM/ Portfolio -- Initial Class
  VIP II Contrafund(R) Portfolio -- Initial Class            VIP Contrafund(R) Portfolio -- Initial Class
  VIP II Contrafund(R) Portfolio -- Service Class 2          VIP Contrafund(R) Portfolio -- Service Class 2
  VIP III Dynamic Capital Appreciation Portfolio --          VIP Dynamic Capital Appreciation Portfolio -- Service Class
    Service Class 2                                            2
  VIP III Growth & Income Portfolio -- Initial Class         VIP Growth & Income Portfolio -- Initial Class
  VIP III Growth & Income Portfolio -- Service Class 2       VIP Growth & Income Portfolio -- Service Class 2
  VIP III Growth Opportunities Portfolio -- Initial Class    VIP Growth Opportunities Portfolio -- Initial Class
  VIP III Mid Cap Portfolio -- Service Class 2               VIP Mid Cap Portfolio -- Service Class 2
GE Investments Funds, Inc.:
  Mid-Cap Value Equity Fund                                  Mid-Cap Equity Fund
Greenwich Street Series Fund:
  Salomon Brothers Variable Emerging Growth Fund --  Class   Salomon Brothers Variable Aggressive Growth Fund --  Class
   II                                                          II
J.P. Morgan Series Trust II:
  International Opportunities Portfolio                      International Equity Portfolio
Oppenheimer Variable Account Funds:
  Oppenheimer Multiple Strategies Fund/VA                    Oppenheimer Balanced Fund/VA
PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio -- Administrative Class Shares      Foreign Bond Portfolio (U.S. Dollar Hedged) --
                                                                Administrative Class Shares

   As of December 31, 2004, the Evergreen Variable Annuity Trust-Evergreen VA Omega Fund - Class 2 and the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class I shares portfolio funds were available, but not shown on the statement due to not having any activity.

   Effective November 14, 2003, Dreyfus -- Dreyfus Investment
Portfolios-Emerging Markets Portfolio -- Initial Shares and the Federated Insurance Series -- Federated International Small Company Fund II were liquidated pursuant to a decision made by each respective portfolio's Board of Trustees.

   During 2003, Federated Insurance Series changed the name of its Federated Utility Fund II to Federated Capital Income Fund II; Janus Aspen Series changed the name of its Aggressive Growth Portfolio to Mid Cap Growth Portfolio
 -- Institutional Shares and its Aggressive Growth Portfolio -- Service Shares to Mid Cap Growth Portfolio -- Service Shares; Oppenheimer Variable Account Funds changed the name of its Oppenheimer Main Street Growth & Income Fund/VA
 -- Service Shares to Oppenheimer Main Street Fund/VA -- Service Shares; and Salomon Brothers Variable Series Funds Inc changed the name of its Investors Fund to Salomon Brothers Variable Investors Fund -- Class I, its Strategic Bond Fund to Salomon Brothers Variable Strategic Bond Fund -- Class I, and its Total Return Fund to Salomon Brothers Variable Total Return Fund -- Class I.

(2)Summary of Significant Accounting Policies

  (a) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


  (b) Unit Class

   There are seven unit classes included in the Account. Type I units are sold under contract Form NY1066. Type II and Type III units are sold under contract form NY1155. Type IV and Type V units are also sold under contract form NY1155 and include an Enhanced Payment Rider contract form NY5136. Type VI units are sold under contract form number NY1157. Type VII units are sold under contract form number NY1162. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure.

  (c) Federal Income Taxes

   The operations of the Account are a part of, and taxed with, the operations of GE Capital Life. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax payment was required. GE Capital Life is taxed as a life insurance company under the Code.

  (d) Use of Estimates

   Financial statements prepared in conformity with U.S. generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2004 were:

                                                                  Cost of    Proceeds
                                                                   Shares      from
Fund/Portfolio                                                    Acquired  Shares Sold
--------------                                                   ---------- -----------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares............. $   42,824  $ 11,274
 AIM V.I. Basic Value Fund -- Series II shares..................  1,483,133   196,321
 AIM V.I. Blue Chip Fund -- Series I shares.....................    160,934    31,833
 AIM V.I. Capital Appreciation Fund -- Series I shares..........    143,236    33,109
 AIM V.I. Growth Fund -- Series I shares........................      9,876   102,739
 AIM V.I. International Growth Fund -- Series II shares.........     99,892        57
 AIM V.I. Premier Equity Fund -- Series I shares................     94,692   201,071
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares..............      1,012   192,294
 Alger American Small Capitalization Portfolio -- Class O Shares     71,274   152,674
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B.......  2,669,664   933,389
 AllianceBernstein International Value Portfolio -- Class B.....     32,139       126
 AllianceBernstein Premier Growth Portfolio -- Class B..........    539,709   209,532
 AllianceBernstein Small Cap Growth Portfolio -- Class B........      1,654    30,613
 AllianceBernstein Technology Portfolio -- Class B..............    179,877    74,057
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I.............................     75,721    33,735
 VP International Fund -- Class I...............................     92,637     7,999
 VP Ultra Fund -- Class I.......................................    385,948    29,775
 VP Value Fund -- Class I.......................................    397,089    54,324

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                            Cost of     Proceeds
                                                                             Shares       from
Fund/Portfolio                                                              Acquired   Shares Sold
--------------                                                             ----------- -----------
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares $    48,052 $   13,903
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.....     212,531     77,393
 Dreyfus Variable Investment Fund -- Money Market Portfolio...............   1,181,656    432,767
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund.............................................   7,561,822  3,158,672
 VT Income Fund of Boston.................................................     674,456    826,512
 VT Worldwide Health Sciences Fund........................................     794,670    308,348
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares.....................      26,744     25,090
 Federated Capital Income Fund II.........................................      45,602     42,404
 Federated High Income Bond Fund II -- Primary Shares.....................      45,708    109,066
 Federated High Income Bond Fund II -- Service Shares.....................   1,284,730    456,473
 Federated Kaufmann Fund II -- Service Shares.............................   1,442,482    311,685
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class.........................      35,647     38,851
 VIP Asset Manager/SM/ Portfolio -- Service Class 2.......................      16,802         18
 VIP Contrafund(R) Portfolio -- Initial Class.............................     315,080    587,715
 VIP Contrafund(R) Portfolio -- Service Class 2...........................   4,328,216  1,168,724
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2............      10,324      3,742
 VIP Equity-Income Portfolio -- Initial Class.............................     205,868    309,833
 VIP Equity-Income Portfolio -- Service Class 2...........................   3,227,518    893,487
 VIP Growth & Income Portfolio -- Initial Class...........................      42,118    125,302
 VIP Growth & Income Portfolio -- Service Class 2.........................   1,589,401    327,311
 VIP Growth Opportunities Portfolio -- Initial Class......................      47,449    224,257
 VIP Growth Portfolio -- Initial Class....................................      72,891    256,987
 VIP Growth Portfolio -- Service Class 2..................................     947,260    216,414
 VIP Mid Cap Portfolio -- Service Class 2.................................   3,246,721  1,481,242
 VIP Overseas Portfolio -- Initial Class..................................     103,054    163,060
 VIP Value Strategies Portfolio--Service Class 2..........................     118,369        470
Franklin Templeton Variable Insurance Products Trust:
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..............     158,360      5,605
 Mutual Shares Securities Fund -- Class 2 Shares..........................     209,486     11,007
 Templeton Foreign Securities Fund -- Class 2 Shares......................     573,549    132,219
 Templeton Global Asset Allocation Fund -- Class 2 Shares.................     160,182     80,414
 Templeton Global Income Securities Fund -- Class I Shares................       4,000         --
GE Investments Funds, Inc.:
 Global Income Fund.......................................................      14,381     19,425
 Income Fund..............................................................   2,197,926    614,888
 International Equity Fund................................................      24,572     63,934
 Mid-Cap Equity Fund......................................................   1,801,046  1,002,652
 Money Market Fund........................................................   9,971,386  8,246,586
 Premier Growth Equity Fund...............................................     531,928    446,552
 Real Estate Securities Fund..............................................   1,468,585    374,971
 S&P 500(R) Index Fund....................................................  14,778,815  5,012,646
 Small-Cap Value Equity Fund..............................................   1,541,705    957,612
 Total Return Fund........................................................   7,826,433    916,286
 U.S. Equity Fund.........................................................     518,710    612,880
 Value Equity Fund........................................................     493,245    234,381

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Cost of    Proceeds
                                                                 Shares      from
Fund/Portfolio                                                  Acquired  Shares Sold
--------------                                                 ---------- -----------
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund......................... $  110,224  $135,686
 Goldman Sachs Mid Cap Value Fund.............................    327,580   368,235
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund -- Class II.    213,125    56,880
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares...................    363,695   871,186
 Balanced Portfolio -- Service Shares.........................  1,441,266   841,051
 Capital Appreciation Portfolio -- Institutional Shares.......    151,372   384,927
 Capital Appreciation Portfolio -- Service Shares.............    245,298    47,294
 Flexible Income Portfolio -- Institutional Shares............     32,922    51,439
 Global Life Sciences Portfolio -- Service Shares.............      2,937    39,060
 Global Technology Portfolio -- Service Shares................     16,037    11,921
 Growth Portfolio -- Institutional Shares.....................    129,129   321,707
 Growth Portfolio -- Service Shares...........................      4,768    27,217
 International Growth Portfolio -- Institutional Shares.......     60,702   137,267
 International Growth Portfolio -- Service Shares.............    737,773   578,053
 Mid Cap Growth Portfolio -- Institutional Shares.............     65,149   410,495
 Mid Cap Growth Portfolio -- Service Shares...................    325,251   256,969
 Worldwide Growth Portfolio -- Institutional Shares...........     99,371   201,783
 Worldwide Growth Portfolio -- Service Shares.................     45,777   133,325
J.P. Morgan Series Trust II:
 Bond Portfolio...............................................  1,087,022   158,363
 International Equity Portfolio...............................     70,431       943
 Mid Cap Value Portfolio......................................  1,305,457   249,356
 Small Company Portfolio......................................    239,120    40,495
 U.S. Large Cap Core Equity Portfolio.........................    189,761    85,568
Merrill Lynch Variable Series Fund, Inc.:
 Merrill Lynch Basic Value V.I. Fund--Class III Shares........    106,477    25,148
 Merrill Lynch Large Cap Growth V.I. Fund--Class III Shares...     27,736       118
 Merrill Lynch Value Opportunities V.I. Fund--Class III Shares     99,786    10,334
MFS(R) Variable Insurance Trust:                                                 --
 MFS(R) Investors Growth Stock Series -- Service Class Shares.    977,546   437,493
 MFS(R) Investors Trust Series -- Service Class Shares........  1,619,509   393,218
 MFS(R) New Discovery Series -- Service Class Shares..........    430,104   206,342
 MFS(R) Strategic Income Series -- Service Class Shares.......    160,505    22,530
 MFS(R) Total Return Series -- Service Class Shares...........    507,984    96,796
 MFS(R) Utilities Series -- Service Class Shares..............    611,873   214,918
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio.............................  1,180,264   161,788
 Nations Marsico International Opportunities Portfolio........  1,552,822   290,906
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA........................     56,308   139,841
 Oppenheimer Aggressive Growth Fund/VA -- Service Shares......     90,379    16,794
 Oppenheimer Balanced Fund/VA.................................     44,623    81,366
 Oppenheimer Balanced Fund/VA -- Service Shares...............    243,835    25,726
 Oppenheimer Bond Fund/VA.....................................    206,097   366,822
 Oppenheimer Capital Appreciation Fund/VA.....................    297,053   570,261
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares...  3,006,389   316,426

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                             Cost of    Proceeds
                                                                              Shares      from
Fund/Portfolio                                                               Acquired  Shares Sold
--------------                                                              ---------- -----------
 Oppenheimer Global Securities Fund/VA -- Service Shares................... $1,393,637 $  417,508
 Oppenheimer High Income Fund/VA...........................................     76,652    149,403
 Oppenheimer Main Street Fund/VA -- Service Shares.........................  2,763,900  1,517,407
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............  1,542,600    254,340
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio..................................................     20,093     85,454
 PBHG Large Cap Growth Portfolio...........................................     32,808    101,322
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares     68,907    109,950
 High Yield Portfolio -- Administrative Class Shares.......................  2,459,238    990,679
 Long-Term U.S. Government Portfolio -- Administrative Class Shares........  3,315,168  1,702,413
 Total Return Portfolio -- Administrative Class Shares.....................  9,466,463  3,110,850
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II................................     14,861        703
 Jennison Portfolio -- Class II Shares.....................................     10,755      1,830
Rydex Variable Trust:
 OTC Fund..................................................................  1,292,001    835,582
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II........................    295,521     52,788
 Salomon Brothers Variable Investors Fund -- Class I.......................     13,150     36,665
 Salomon Brothers Variable Strategic Bond Fund -- Class I..................     32,756     96,985
 Salomon Brothers Variable Total Return Fund -- Class I....................     14,937      3,392
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B Shares.....................     70,682     20,766
 SVS Dreman High Return Equity Portfolio -- Class B Shares.................    265,898    124,956
 SVS Dreman Small Cap Value Portfolio -- Class B Shares....................    279,562     36,311
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares.....................................  1,098,479    146,702
 Emerging Growth Portfolio -- Class II Shares..............................     93,572     26,974

(4)Related Party Transactions

  (a) GE Capital Life

   The purchase payments transferred from GE Capital Life to the Account represent purchase payments recorded by GE Capital Life on its flexible variable deferred annuity contracts less deductions for any applicable premium taxes.

   Contract owners (if permitted under the terms of their contract) may elect to allocate purchase payments to a Guarantee Account that is part of the general account of GE Capital Life. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risk that GE Capital Life assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Similarly the fees charged for the Enhanced Payment Benefit Option are assessed through the daily unit value calculation. The Optional Death Benefit and the Annual Step-Up Death Benefit Rider

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

Options are a percentage charge of the contract value and is taken in arrears on each contract anniversary and at the time the contract is surrendered. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units. These fees are denoted below by unit type.


                                                                            Mortality                    Enhanced
                                                           Administrative  and Expense                   Payment
                                                              Expense     Risk Charges                  Rider As a
                                                            Charges as a      as a                      percentage
                                                           percentage of  percentage of                of the daily
     Contract                                              the daily net  the daily net                 net assets
Unit   Form                            Annual Contract     assets of the  assets of the Optional Death    of the
Type  Number    Surrender Charges     Maintenance Charge      Account        Account    Benefit Rider    Account
---- -------- ---------------------- --------------------- -------------- ------------- -------------- ------------
I     NY1066  6% or less within      $25 if contract value      0.15%         1.25%          0.25%          N/A
              seven years of any     is $75,000 or less
              purchase payment
II    NY1155  6% or less within      $30 if contract value      0.15%         1.30%           N/A           N/A
              seven years of any     is $40,000 or less
              purchase payment
II    NY1155  6% or less within      $30 if contract value      0.15%         1.30%          0.20%          N/A
              seven years of any     is $40,000 or less
              purchase payment
III   NY1155  6% or less within      $30 if contract value      0.15%         1.50%           N/A           N/A
              seven years of any     is $40,000 or less
              purchase payment
IV    NY1155  8% or less within nine $30 if contract value      0.15%         1.30%           N/A          0.15%
              years of any purchase  is $40,000 or less
              payment
IV    NY1155  8% or less within nine $30 if contract value      0.15%         1.30%          0.20%         0.15%
              years of any purchase  is $40,000 or less
              payment
V     NY1155  8% or less within nine $30 if contract value      0.15%         1.50%           N/A          0.15%
              years of any purchase  $40,000 or less
              payment
VI    NY1157  6% or less within four None                       0.15%         1.55%          0.20%          N/A
              years of any purchase
VII   NY1162  9% or less within      None                       0.15%         1.35%           N/A           N/A
              eight years of any
              purchase payment,
              declining to 1% in
              ninth year and after

   N/A - not applicable

  (b) Receivable From Affiliate

   Receivable from affiliate represents receivable from GE Capital Life attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GE Capital Life.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of GE Capital Life, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. CBC serves as principal underwriter for variable annuity contracts and variable life insurance policies issued by GE Capital Life. GE Capital Life pays commissions and other marketing related expenses to CBC. Certain officers and directors of GE Capital Life are also officers and directors of CBC.

  (e) GE Investments Funds, Inc.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of the General Electric Company currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of 0.60% for the Global Income Fund, 0.50% Income Fund, 1.00% maximum for the International Equity Fund, 0.65% Mid-Cap Equity Fund, 0.50% maximum for the Money Market Fund, 0.65% Premier Growth Equity Fund, 0.85% maximum for the Real Estate Securities Fund, 0.35% for the S&P 500(R) Index Fund, 0.80% for the Small-Cap Value Equity Fund, 0.50% maximum for the Total Return Fund, 0.55% for the U.S. Equity Fund, and 0.65% for the Value Equity Fund. The management fee declines incrementally as the portfolios assets increase for the following funds: the International Equity Fund, Money Market Fund, Real Estate Securities Fund, and the Total Return Fund.

  (f) Bonus Credit

   For Type IV and V unit contracts, transfers from the general account include approximately $1.8 million of payments by GE Capital Life in the form of bonus credits for the period ended December 31, 2004.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by the subaccount from capital transactions for the years or lesser periods ended December 31, 2004 and 2003 are reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the years or lesser periods ended December 31, 2004, 2003, 2002 and 2001 follows. Financial highlights are only disclosed for subaccounts and unit types that had outstanding units as of December 31.

   Expenses as a percentage of average net assets represent the annualized contract expenses of the Account, consisting of mortality and expense risk charges and administrative expenses for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

   The investment income ratio represents the ordinary dividends received by the subaccount from the underlying portfolios, divided by average net assets.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


   The total return below represents the annual total return for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type I:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                ------- ---------- ------ ------------ ---------- ------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2004...............................................  72,967   $ 9.77   $  713     1.40%       0.00%     4.02%
   2003...............................................  91,917     9.39      863     1.40%       0.00%    33.27%
   2002...............................................  94,583     7.05      667     1.40%       0.04%   (33.93)%
   2001............................................... 116,401    10.67    1,242     1.40%       0.24%   (13.06)%
 Alger American Small Capitalization
   Portfolio -- Class O Shares
   2004...............................................  93,792     8.56      803     1.40%       0.00%    14.94%
   2003............................................... 102,876     7.45      766     1.40%       0.00%    40.36%
   2002............................................... 112,540     5.30      596     1.40%       0.00%   (27.26)%
   2001............................................... 120,238     7.29      877     1.40%       0.05%   (30.51)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income
   Portfolio -- Class B
   2004...............................................   6,489    13.49       88     1.40%       0.74%     9.66%
   2003...............................................   6,469    12.30       80     1.40%       0.66%    23.04%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2004...............................................  63,965    11.25      719     1.40%       1.41%     8.24%
   2003...............................................  64,306    10.39      668     1.40%       1.56%    25.91%
   2002...............................................  71,618     8.25      591     1.40%       1.22%   (21.33)%
   2001...............................................  86,104    10.49      903     1.40%       1.31%    (4.06)%
 Federated Capital Income Fund II
   2004...............................................  58,257     8.09      471     1.40%       4.40%     8.38%
   2003...............................................  59,546     7.47      445     1.40%       6.45%    18.99%
   2002...............................................  59,594     6.28      374     1.40%       5.49%   (25.01)%
   2001...............................................  66,291     8.37      555     1.40%       3.19%   (14.93)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004...............................................  34,885    11.48      401     1.40%       7.21%     8.91%
   2003...............................................  42,992    10.54      453     1.40%       7.69%    20.51%
   2002...............................................  39,512     8.75      346     1.40%       9.72%    (0.03)%
   2001...............................................  35,628     8.75      312     1.40%       9.99%    (0.04)%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004...............................................  28,918    11.11      321     1.40%       2.59%     3.99%
   2003...............................................  29,599    10.68      316     1.40%       3.81%    16.33%
   2002...............................................  36,459     9.18      335     1.40%       3.89%   (10.00)%
   2001...............................................  38,600    10.20      394     1.40%       3.28%    (5.44)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                 Net Assets     Expenses as  Investment
                                                              ----------------- % of Average   Income    Total
Type I:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                               ------- ---------- ------ ------------ ---------- ------
 VIP Contrafund(R) Portfolio -- Initial Class
   2004.............................................. 211,508   $13.60   $2,876     1.40%       0.34%    13.86%
   2003.............................................. 230,813    11.94    2,756     1.40%       0.49%    26.67%
   2002.............................................. 266,682     9.43    2,515     1.40%       0.86%   (10.62)%
   2001.............................................. 292,608    10.55    3,087     1.40%       0.77%   (13.48)%
 VIP Equity-Income Portfolio -- Initial Class
   2004.............................................. 187,385    12.28    2,301     1.40%       1.56%     9.97%
   2003.............................................. 197,885    11.17    2,210     1.40%       1.82%    28.51%
   2002.............................................. 205,624     8.69    1,787     1.40%       1.72%   (18.11)%
   2001.............................................. 205,859    10.61    2,184     1.40%       1.20%    (6.29)%
 VIP Growth & Income Portfolio -- Initial Class
   2004.............................................. 108,648    10.47    1,138     1.40%       0.90%     4.31%
   2003.............................................. 116,496    10.04    1,169     1.40%       1.18%    22.05%
   2002.............................................. 118,325     8.22      973     1.40%       1.42%   (17.78)%
   2001.............................................. 129,686    10.00    1,297     1.40%       1.06%   (10.03)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2004..............................................  69,551     8.11      564     1.40%       0.56%     5.69%
   2003..............................................  91,860     7.68      705     1.40%       0.78%    28.06%
   2002..............................................  94,861     5.99      568     1.40%       1.07%   (22.94)%
   2001.............................................. 107,227     7.78      834     1.40%       0.34%   (15.63)%
 VIP Growth Portfolio -- Initial Class
   2004.............................................. 150,434     9.92    1,492     1.40%       0.27%     1.93%
   2003.............................................. 167,788     9.73    1,633     1.40%       0.28%    30.99%
   2002.............................................. 184,088     7.43    1,368     1.40%       0.26%   (31.08)%
   2001.............................................. 220,112    10.78    2,373     1.40%       0.07%   (18.81)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004..............................................   3,384    17.13       58     1.40%       0.00%    22.91%
   2003..............................................   1,256    13.94       18     1.40%       0.21%    39.35%
 VIP Overseas Portfolio -- Initial Class
   2004..............................................  73,980    10.38      768     1.40%       1.20%    12.04%
   2003..............................................  80,335     9.26      744     1.40%       0.82%    41.37%
   2002..............................................  79,406     6.55      520     1.40%       0.78%   (21.40)%
   2001..............................................  76,209     8.34      636     1.40%       4.17%   (22.28)%
Franklin Templeton Variable Insurance Products Trust:
 Templeton Global Income Securities Fund -- Class I
   Shares
   2004..............................................     395    10.13        4     1.40%       0.00%     1.28%
GE Investments Funds, Inc.:
 Global Income Fund
   2004..............................................  16,814    12.76      215     1.40%       5.31%     7.92%
   2003..............................................  17,934    11.83      212     1.40%       2.17%    10.13%
   2002..............................................  26,915    10.74      289     1.40%       0.72%    15.00%
   2001..............................................  18,108     9.34      169     1.40%       0.00%    (3.06)%
 Income Fund
   2004..............................................  81,506    13.07    1,066     1.40%       5.88%     1.97%
   2003..............................................  96,450    12.82    1,237     1.40%       6.61%     2.15%
   2002.............................................. 139,847    12.55    1,755     1.40%       3.28%     8.35%
   2001.............................................. 107,991    11.58    1,251     1.40%       7.77%     5.92%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                   Net Assets     Expenses as  Investment
                                                ----------------- % of Average   Income    Total
Type I:                                  Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                 ------- ---------- ------ ------------ ---------- ------
 International Equity Fund
   2004................................  22,411   $ 9.57   $  215     1.40%       1.06%    14.23%
   2003................................  26,855     8.38      225     1.40%       0.86%    35.98%
   2002................................  33,523     6.16      207     1.40%       1.00%   (24.90)%
   2001................................  32,993     8.21      271     1.40%       1.08%   (21.97)%
 Mid-Cap Equity Fund
   2004................................  84,088    15.11    1,270     1.40%       1.12%    14.40%
   2003................................  95,662    13.21    1,263     1.40%       1.57%    31.08%
   2002................................  82,630    10.07      832     1.40%       1.07%   (14.97)%
   2001................................  72,587    11.85      860     1.40%       1.14%    (1.09)%
 Money Market Fund
   2004................................ 180,625    11.18    2,019     1.40%       1.00%    (0.46)%
   2003................................ 214,660    11.23    2,410     1.40%       0.79%    (0.63)%
   2002................................ 441,788    11.30    4,992     1.40%       1.43%     0.06%
   2001................................ 551,692    11.29    6,229     1.40%       3.91%     2.51%
 Premier Growth Equity Fund
   2004................................ 181,618     9.15    1,662     1.40%       0.65%     5.53%
   2003................................ 201,303     8.67    1,745     1.40%       0.19%    27.11%
   2002................................ 228,482     6.82    1,558     1.40%       0.05%   (22.12)%
   2001................................ 217,761     8.76    1,908     1.40%       0.14%   (10.42)%
 Real Estate Securities Fund
   2004................................  35,727    21.92      783     1.40%       6.94%    30.51%
   2003................................  34,654    16.79      582     1.40%       9.97%    35.46%
   2002................................  21,508    12.40      267     1.40%       3.47%    (2.73)%
   2001................................  18,334    12.74      234     1.40%       5.14%    10.27%
 S&P 500(R) Index Fund
   2004................................ 704,031    10.37    7,304     1.40%       2.03%     8.91%
   2003................................ 753,975     9.53    7,182     1.40%       1.60%    26.48%
   2002................................ 793,100     7.53    5,972     1.40%       1.64%   (23.45)%
   2001................................ 867,363     9.84    8,535     1.40%       1.33%   (13.50)%
 Small-Cap Value Equity Fund
   2004................................  14,965    14.57      218     1.40%       5.83%    13.53%
   2003................................  18,848    12.83      242     1.40%       0.08%    28.33%
 Total Return Fund
   2004................................  72,701    12.99      944     1.40%       2.48%     6.67%
   2003................................  68,314    12.18      832     1.40%       1.76%    18.63%
   2002................................  77,826    10.26      798     1.40%       2.10%   (10.58)%
   2001................................  86,294    11.48      991     1.40%       4.13%    (4.26)%
 U.S. Equity Fund
   2004................................ 219,158    11.45    2,509     1.40%       1.35%     6.65%
   2003................................ 239,781    10.74    2,574     1.40%       0.93%    21.55%
   2002................................ 262,389     8.83    2,317     1.40%       0.88%   (20.39)%
   2001................................ 290,715    11.09    3,224     1.40%       1.09%    (9.76)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004................................  47,728    10.46      499     1.40%       1.57%    17.13%
   2003................................  50,734     8.93      453     1.40%       1.45%    22.62%
   2002................................  43,415     7.28      316     1.40%       1.41%   (12.58)%
   2001................................  49,039     8.33      408     1.40%       0.53%   (10.61)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type I:                                                  Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                 ------- ---------- ------ ------------ ---------- ------
 Goldman Sachs Mid Cap Value Fund
   2004................................................  95,801   $19.81   $1,898     1.40%       4.39%    24.12%
   2003................................................ 106,801    15.96    1,705     1.40%       0.91%    26.60%
   2002................................................ 111,631    12.61    1,408     1.40%       0.94%    (6.03)%
   2001................................................ 110,847    13.42    1,488     1.40%       1.14%    10.48%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004................................................ 349,565    14.06    4,916     1.40%       2.20%     7.01%
   2003................................................ 390,966    13.14    5,138     1.40%       2.19%    12.46%
   2002................................................ 436,123    11.69    5,098     1.40%       2.41%    (7.75)%
   2001................................................ 463,443    12.67    5,872     1.40%       1.39%    (6.01)%
 Capital Appreciation Portfolio -- Institutional Shares
   2004................................................ 283,037    13.55    3,836     1.40%       0.25%    16.57%
   2003................................................ 298,587    11.63    3,472     1.40%       0.48%    18.85%
   2002................................................ 326,788     9.78    3,196     1.40%       0.56%   (16.85)%
   2001................................................ 395,372    11.77    4,654     1.40%       0.43%   (22.78)%
 Flexible Income Portfolio -- Institutional Shares
   2004................................................  29,300    13.36      391     1.40%       5.70%     2.51%
   2003................................................  32,282    13.03      421     1.40%       4.80%     4.91%
   2002................................................  34,323    12.42      426     1.40%       5.07%     8.93%
   2001................................................  19,390    11.41      221     1.40%       3.55%     6.22%
 Growth Portfolio -- Institutional Shares
   2004................................................ 221,060     9.61    2,125     1.40%       0.14%     3.05%
   2003................................................ 239,349     9.33    2,232     1.40%       0.09%    29.89%
   2002................................................ 267,105     7.18    1,918     1.40%       0.00%   (27.54)%
   2001................................................ 320,393     9.91    3,175     1.40%       0.02%   (25.79)%
 International Growth Portfolio -- Institutional Shares
   2004................................................ 124,062    12.00    1,489     1.40%       0.91%    17.28%
   2003................................................ 130,958    10.23    1,340     1.40%       1.23%    33.03%
   2002................................................ 138,128     7.69    1,062     1.40%       0.85%   (26.63)%
   2001................................................ 157,443    10.49    1,652     1.40%       0.32%   (24.32)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004................................................ 283,191    11.60    3,284     1.40%       0.00%    19.06%
   2003................................................ 312,231     9.74    3,041     1.40%       0.00%    33.22%
   2002................................................ 322,388     7.31    2,357     1.40%       0.00%   (28.94)%
   2001................................................ 362,970    10.29    3,735     1.40%       0.00%   (40.30)%
 Worldwide Growth Portfolio -- Institutional Shares
   2004................................................ 214,028     9.49    2,030     1.40%       1.02%     3.31%
   2003................................................ 224,455     9.18    2,061     1.40%       1.09%    22.26%
   2002................................................ 258,634     7.51    1,942     1.40%       0.86%   (26.54)%
   2001................................................ 307,051    10.22    3,138     1.40%       0.25%   (23.53)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2004................................................   2,756    13.34       37     1.40%       0.00%     4.72%
   2003................................................   5,168    12.74       66     1.40%       0.00%    27.40%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type I:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                ------- ---------- ------ ------------ ---------- ------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004...............................................  87,791   $11.01   $  967     1.40%       0.00%    18.10%
   2003...............................................  95,143     9.32      887     1.40%       0.00%    23.84%
   2002...............................................  95,648     7.53      720     1.40%       0.70%   (28.80)%
   2001............................................... 105,970    10.58    1,121     1.40%       0.97%   (32.24)%
 Oppenheimer Balanced Fund/VA
   2004...............................................  65,972    13.69      903     1.40%       1.04%     8.56%
   2003...............................................  68,551    12.61      864     1.40%       3.08%    23.21%
   2002...............................................  88,780    10.23      908     1.40%       3.37%   (11.65)%
   2001...............................................  79,586    11.58      922     1.40%       2.60%     0.78%
 Oppenheimer Bond Fund/VA
   2004............................................... 148,287    12.97    1,923     1.40%       4.71%     4.01%
   2003............................................... 166,154    12.47    2,071     1.40%       6.06%     5.29%
   2002............................................... 214,302    11.84    2,537     1.40%       6.86%     7.55%
   2001............................................... 174,178    11.01    1,918     1.40%       6.41%     6.27%
 Oppenheimer Capital Appreciation Fund/VA
   2004............................................... 103,013    12.17    1,254     1.40%       0.34%     5.44%
   2003............................................... 126,014    11.54    1,455     1.40%       0.36%    29.11%
   2002............................................... 116,440     8.94    1,041     1.40%       0.65%   (27.88)%
   2001............................................... 144,983    12.40    1,798     1.40%       0.56%   (13.81)%
 Oppenheimer High Income Fund/VA
   2004...............................................  51,734    11.70      605     1.40%       6.62%     7.44%
   2003...............................................  61,389    10.89      669     1.40%       7.32%    22.23%
   2002...............................................  82,108     8.91      732     1.40%      10.40%    (3.76)%
   2001...............................................  95,224     9.26      882     1.40%       7.67%     0.54%
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio
   2004...............................................  34,223     8.57      293     1.40%       0.00%     5.12%
   2003...............................................  41,548     8.15      339     1.40%       0.00%    23.95%
   2002...............................................  52,036     6.58      342     1.40%       0.00%   (31.40)%
   2001...............................................  62,951     9.59      604     1.40%       0.00%   (41.31)%
 PBHG Large Cap Growth Portfolio
   2004...............................................  60,955    11.53      703     1.40%       0.00%     7.42%
   2003...............................................  66,435    10.74      713     1.40%       0.00%    29.36%
   2002...............................................  73,913     8.30      613     1.40%       0.00%   (30.31)%
   2001...............................................  81,850    11.91      975     1.40%       0.00%   (29.29)%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class Shares
   2004...............................................   9,582    10.45      100     1.40%       2.65%     3.42%
   2003...............................................  15,255    10.10      154     1.40%       3.31%     1.01%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund -- Class I
   2004...............................................  17,775    12.11      215     1.40%       1.43%     8.83%
   2003...............................................  18,400    11.12      205     1.40%       1.45%    30.48%
   2002...............................................  21,504     8.53      183     1.40%       1.06%   (24.13)%
   2001...............................................  22,165    11.24      249     1.40%       0.89%    (5.50)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type I:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                ------- ---------- ------ ------------ ---------- ------
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004...............................................  21,371   $14.05   $  300     1.40%       4.63%     5.15%
   2003...............................................  27,243    13.36      364     1.40%       7.70%    11.65%
   2002...............................................  22,522    11.97      270     1.40%       5.70%     7.32%
   2001...............................................  14,114    11.15      157     1.40%       9.10%     5.41%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004...............................................  11,632    11.93      139     1.40%       2.20%     7.21%
   2003...............................................  10,899    11.13      121     1.40%       1.64%    14.30%
   2002...............................................  14,344     9.74      140     1.40%       1.93%    (8.17)%
   2001...............................................   9,589    10.60      102     1.40%       2.66%    (2.19)%

Type II:
--------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I Shares
   2004...............................................   1,214    13.74       17     1.45%       0.00%    10.18%
   2003...............................................     271    12.47        3     1.45%       0.00%    24.84%
 AIM V.I. Basic Value Fund -- Series II Shares
   2004...............................................  47,248    14.10      666     1.45%       0.00%     9.23%
   2003...............................................   2,061    12.91       27     1.45%       0.00%    29.08%
 AIM V.I. Blue Chip Fund -- Series I Shares
   2004...............................................   6,423    12.34       79     1.45%       0.17%     3.16%
   2003...............................................   3,783    11.96       45     1.45%       0.00%    23.33%
   2002...............................................     151     9.70        1     1.45%       0.00%    (3.02)%
 AIM V.I. Capital Appreciation Fund -- Series I Shares
   2004...............................................  25,078     8.92      224     1.45%       0.00%     5.08%
   2003...............................................  15,406     8.49      131     1.45%       0.00%    27.64%
   2002...............................................  10,256     6.65       68     1.45%       0.00%   (25.45)%
   2001...............................................   4,333     8.92       39     1.45%       0.00%   (10.77)%
 AIM V.I. Growth Fund -- Series I Shares
   2004...............................................  22,713     8.21      187     1.45%       0.00%     6.66%
   2003...............................................  32,316     7.70      249     1.45%       0.00%    29.34%
   2002...............................................  13,055     5.95       78     1.45%       0.00%   (31.97)%
   2001...............................................   4,761     8.75       42     1.45%       0.47%   (12.48)%
 AIM V.I. International Growth Fund -- Series II
   Shares
   2004...............................................   9,724    10.63      103     1.45%       0.00%     6.29%
 AIM V.I. Premier Equity Fund -- Series I Shares
   2004...............................................  74,822     8.00      599     1.45%       0.45%     4.24%
   2003...............................................  76,578     7.68      588     1.45%       0.34%    23.27%
   2002...............................................  75,286     6.23      469     1.45%       0.49%   (31.27)%
   2001...............................................  14,343     9.06      130     1.45%       0.39%    (9.40)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 228,096    10.16    2,318     1.45%       0.74%     9.61%
   2003............................................... 163,858     9.27    1,519     1.45%       0.78%    30.27%
   2002............................................... 113,958     7.12      811     1.45%       0.55%    (7.11)%
   2001...............................................  32,844     9.29      305     1.45%       0.00%    (1.31)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                              Net Assets     Expenses as  Investment
                                                           ----------------- % of Average   Income    Total
Type II:                                            Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                           ------- ---------- ------ ------------ ---------- ------
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...........................................  63,772   $ 7.83   $  499     1.45%       0.00%     6.77%
   2003...........................................  43,827     7.33      321     1.45%       0.00%    21.58%
   2002...........................................  42,999     6.03      259     1.45%       0.00%   (31.85)%
   2001...........................................  20,916     8.85      185     1.45%       0.00%   (11.51)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...........................................   2,712    10.38       28     1.45%       0.00%    12.73%
   2003...........................................   2,719     9.21       25     1.45%       0.00%    46.52%
   2002...........................................   2,906     6.28       18     1.45%       0.00%   (33.05)%
   2001...........................................     386     9.39        4     1.45%       0.00%    (6.14)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...........................................  10,518    13.65      144     1.45%       0.00%     3.56%
   2003...........................................   3,106    13.18       41     1.45%       0.00%    31.83%
American Century Variable Portfolios, Inc.:
 VP International Fund -- Class I
   2004...........................................     310    13.53        4     1.45%       0.21%     0.00%
 VP Ultra Fund -- Class I
   2004...........................................     989    12.93       13     1.45%       0.00%     0.00%
 VP Value Fund -- Class I
   2004...........................................   2,261    14.23       32     1.45%       0.92%    12.68%
   2003...........................................     275    12.63        3     1.45%       0.84%    27.09%
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
   2004...........................................   1,138    14.28       16     1.45%       0.53%    12.82%
   2003...........................................   1,108    12.66       14     1.45%       0.43%    29.82%
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2004...........................................  12,167     7.85       96     1.45%       0.60%     4.67%
   2003...........................................  12,095     7.50       91     1.45%       0.15%    24.18%
   2002...........................................   7,848     6.04       47     1.45%       0.45%   (29.98)%
   2001...........................................   1,048     8.63        9     1.45%       0.06%   (13.74)%
 Dreyfus Variable Investment Fund --
   Money Market Portfolio
   2004...........................................  16,920     9.81      166     1.45%       0.63%    (0.90)%
   2003...........................................     474     9.90        5     1.45%       0.35%    (0.93)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004........................................... 167,089    10.25    1,713     1.45%       2.76%     1.34%
   2003...........................................  52,650    10.12      533     1.45%       1.64%     1.47%
 VT Worldwide Health Sciences Fund
   2004...........................................  15,863    13.95      221     1.45%       0.00%     4.70%
   2003...........................................   3,671    13.33       49     1.45%       0.00%    28.09%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                 Net Assets     Expenses as  Investment
                                                              ----------------- % of Average   Income    Total
Type II:                                               Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                              ------- ---------- ------ ------------ ---------- ------
Federated Insurance Series:
 Federated High Income Bond Fund II --
   Service Shares
   2004..............................................  88,146   $12.48   $1,100     1.45%       6.04%     8.56%
   2003..............................................  60,380    11.50      694     1.45%       6.55%    20.03%
   2002..............................................  44,925     9.58      430     1.45%       6.18%    (0.24)%
   2001..............................................   2,238     9.59       21     1.45%       0.00%    (0.10)%
 Federated Kaufmann Fund II -- Service Shares
   2004..............................................  32,321    15.02      485     1.45%       0.00%    12.82%
   2003..............................................   6,995    13.31       93     1.45%       0.00%    33.13%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004..............................................   1,130    10.36       12     1.45%       0.00%     3.63%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004.............................................. 203,828    12.06    2,457     1.45%       0.15%    13.49%
   2003..............................................  72,701    10.62      772     1.45%       0.22%    26.34%
   2002..............................................  29,566     8.41      249     1.45%       0.09%   (10.92)%
   2001..............................................   3,048     9.44       29     1.45%       0.00%    (5.90)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004..............................................     385    11.82        5     1.45%       0.00%     0.00%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.............................................. 254,864    10.60    2,701     1.45%       1.15%     9.62%
   2003.............................................. 157,498     9.67    1,522     1.45%       0.98%    28.14%
   2002..............................................  72,137     7.54      544     1.45%       0.45%   (18.35)%
   2001..............................................  16,406     9.24      152     1.45%       0.00%    (7.61)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004.............................................. 119,324     9.83    1,174     1.45%       0.56%     3.99%
   2003..............................................  64,991     9.46      615     1.45%       0.85%    21.66%
   2002..............................................  19,892     7.77      155     1.45%       0.29%   (18.05)%
   2001..............................................   4,205     9.49       40     1.45%       0.00%    (5.14)%
 VIP Growth Portfolio -- Service Class 2
   2004..............................................  99,376     8.10      805     1.45%       0.11%     1.63%
   2003..............................................  55,200     7.97      440     1.45%       0.09%    30.62%
   2002..............................................  31,710     6.11      194     1.45%       0.04%   (31.31)%
   2001..............................................   6,389     8.89       57     1.45%       0.00%   (11.12)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................. 170,648    15.15    2,585     1.45%       0.00%    22.85%
   2003..............................................  74,762    12.33      922     1.45%       0.21%    36.25%
   2002..............................................  46,954     9.05      425     1.45%       0.12%   (11.33)%
   2001..............................................   9,631    10.21       98     1.45%       0.00%    (4.92)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004..............................................  10,444    11.27      118     1.45%       0.00%    12.74%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares
   2004..............................................   2,087    13.11       27     1.45%       0.43%     6.37%
   2003..............................................     971    12.32       12     1.45%       0.30%    25.11%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Net Assets     Expenses as  Investment
                                                           ------------------ % of Average   Income    Total
Type II:                                           Units   Unit Value  000s    Net Assets    Ratio     Return
--------                                         --------- ---------- ------- ------------ ---------- ------
 Mutual Shares Securities Fund -- Class 2 Shares
   2004.........................................     2,931   $13.41   $    39     1.45%       0.78%    11.00%
   2003.........................................     2,707    12.08        33     1.45%       0.50%    23.33%
 Templeton Foreign Securities Fund -- Class 2
   Shares
   2004.........................................     4,809    14.57        70     1.45%       1.06%    16.81%
   2003.........................................       921    12.47        11     1.45%       0.05%    30.30%
 Templeton Global Asset Allocation
   Fund -- Class 2 Shares
   2004.........................................     1,003    14.97        15     1.45%       2.89%    14.04%
   2003.........................................       740    13.13        10     1.45%       1.27%    30.04%
GE Investments Funds, Inc.:
 Income Fund
   2004.........................................    94,779    11.08     1,050     1.45%       5.88%     1.92%
   2003.........................................    33,377    10.87       363     1.45%       6.61%     2.10%
   2002.........................................     3,625    10.65        39     1.45%       3.28%    (6.47)%
 Mid-Cap Equity Fund
   2004.........................................   169,993    12.15     2,065     1.45%       1.12%    14.34%
   2003.........................................   147,857    10.62     1,571     1.45%       1.57%    31.01%
   2002.........................................   118,661     8.11       962     1.45%       1.07%   (15.02)%
   2001.........................................     9,068     9.54        87     1.45%       1.14%    (1.14)%
 Money Market Fund
   2004......................................... 2,102,116     1.00     2,097     1.45%       1.00%    (0.51)%
   2003.........................................   779,343     1.00       781     1.45%       0.79%    (0.68)%
   2002.........................................   275,280     1.01       278     1.45%       1.43%     0.00%
   2001.........................................   108,666     1.01       110     1.45%       3.91%     2.46%
 Premier Growth Equity Fund
   2004.........................................    63,264     9.72       615     1.45%       0.65%     5.48%
   2003.........................................    48,329     9.21       445     1.45%       0.19%    27.05%
   2002.........................................    37,355     7.25       271     1.45%       0.05%   (22.16)%
   2001.........................................     2,290     9.31        21     1.45%       0.14%   (10.47)%
 Real Estate Securities Fund
   2004.........................................    37,444    16.30       610     1.45%       6.94%    30.45%
   2003.........................................    15,802    12.49       197     1.45%       9.97%    24.92%
 S&P 500(R) Index Fund
   2004......................................... 1,547,487     9.65    14,939     1.45%       2.03%     8.86%
   2003.........................................   786,490     8.87     6,975     1.45%       1.60%    26.42%
   2002.........................................   627,019     7.02     4,402     1.45%       1.64%   (23.49)%
   2001.........................................    24,366     9.17       223     1.45%       1.33%   (13.55)%
 Small-Cap Value Equity Fund
   2004.........................................   224,023    12.66     2,835     1.45%       5.83%    13.48%
   2003.........................................   208,180    11.15     2,322     1.45%       0.08%    22.32%
   2002.........................................   153,331     9.12     1,398     1.45%       0.45%   (15.11)%
   2001.........................................     9,466    10.74       102     1.45%       0.91%     8.37%
 Total Return Fund
   2004.........................................   390,819    12.19     4,766     1.45%       2.48%     6.62%
   2003.........................................    11,203    11.44       128     1.45%       1.76%    14.37%

                     .GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                             Net Assets     Expenses as  Investment
                                                          ----------------- % of Average   Income    Total
Type II:                                           Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                          ------- ---------- ------ ------------ ---------- ------
 U.S. Equity Fund
   2004..........................................  82,155   $ 9.52   $  782     1.45%       1.35%     6.60%
   2003..........................................  75,469     8.93      674     1.45%       0.93%    21.49%
   2002..........................................  71,518     7.35      526     1.45%       0.88%   (20.44)%
   2001..........................................   2,014     9.24       19     1.45%       1.09%    (9.81)%
 Value Equity Fund
   2004..........................................  54,719     9.83      538     1.45%       1.31%     7.98%
   2003..........................................  44,515     9.10      405     1.45%       1.85%    22.26%
   2002..........................................  37,464     7.45      279     1.45%       1.41%   (18.76)%
   2001..........................................   2,533     9.17       23     1.45%       1.37%    (8.34)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive
   Growth Fund -- Class II
   2004..........................................   7,997    13.48      108     1.45%       0.00%     7.21%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.......................................... 168,581    10.69    1,802     1.45%       2.34%     6.72%
   2003.......................................... 140,349    10.02    1,406     1.45%       1.98%    12.07%
   2002.......................................... 110,810     8.94      991     1.45%       2.58%    (8.03)%
   2001..........................................  33,503     9.72      326     1.45%       2.04%    (2.84)%
 Capital Appreciation Portfolio -- Service Shares
   2004..........................................  42,595     9.79      417     1.45%       0.03%    16.26%
   2003..........................................  19,713     8.42      166     1.45%       0.28%    18.49%
   2002..........................................  18,054     7.11      128     1.45%       0.35%   (17.15)%
   2001..........................................   3,985     8.58       34     1.45%       0.37%   (14.23)%
 Global Life Sciences Portfolio -- Service Shares
   2004..........................................   3,576     9.90       35     1.45%       0.00%    12.57%
   2003..........................................   6,531     8.80       57     1.45%       0.00%    24.36%
   2002..........................................   4,698     7.07       33     1.45%       0.00%   (30.57)%
   2001..........................................   1,137    10.19       12     1.45%       0.00%     1.90%
 Global Technology Portfolio -- Service Shares
   2004..........................................   3,044     6.61       20     1.45%       0.00%    (0.89)%
   2003..........................................   4,098     6.67       27     1.45%       0.00%    44.35%
   2002..........................................   5,022     4.62       23     1.45%       0.00%   (41.79)%
   2001..........................................   2,389     7.93       19     1.45%       0.00%   (20.65)%
 Growth Portfolio -- Service Shares
   2004..........................................  26,211     7.80      204     1.45%       0.00%     2.69%
   2003..........................................  26,467     7.59      201     1.45%       0.00%    29.59%
   2002..........................................  20,303     5.86      119     1.45%       0.00%   (27.79)%
   2001..........................................   4,940     8.11       40     1.45%       0.00%   (18.86)%
 International Growth Portfolio -- Service Shares
   2004..........................................  34,633     9.71      336     1.45%       0.93%    16.97%
   2003..........................................  19,669     8.30      163     1.45%       1.00%    32.58%
   2002..........................................   8,952     6.26       56     1.45%       0.64%   (26.84)%
   2001..........................................   1,742     8.55       15     1.45%       0.23%   (14.45)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets    Expenses as  Investment
                                                                 --------------- % of Average   Income    Total
Type II:                                                  Units  Unit Value 000s  Net Assets    Ratio     Return
--------                                                 ------- ---------- ---- ------------ ---------- ------
 Mid Cap Growth Portfolio -- Service Shares
   2004.................................................  21,754   $ 8.79   $191     1.45%       0.00%    18.73%
   2003.................................................  23,130     7.41    171     1.45%       0.00%    32.81%
   2002.................................................  19,456     5.58    109     1.45%       0.00%   (29.16)%
   2001.................................................   4,528     7.87     36     1.45%       0.00%   (21.29)%
 Worldwide Growth Portfolio -- Service Shares
   2004.................................................  30,227     7.85    237     1.45%       0.89%     3.01%
   2003.................................................  32,786     7.62    250     1.45%       0.91%    21.89%
   2002.................................................  23,802     6.25    149     1.45%       0.76%   (26.79)%
   2001.................................................   2,421     8.54     21     1.45%       0.19%   (14.62)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2004.................................................  12,165    10.71    130     1.45%       3.39%     2.78%
   2003.................................................   7,394    10.42     77     1.45%       0.63%     2.21%
 Mid Cap Value Portfolio
   2004.................................................  14,229    15.49    220     1.45%       0.56%    19.30%
   2003.................................................   9,374    12.98    122     1.45%       0.31%    27.75%
   2002.................................................     152    10.16      2     1.45%       0.00%    (1.63)%
 Small Company Portfolio
   2004.................................................   2,862    16.14     46     1.45%       0.00%    25.33%
   2003.................................................   1,125    12.88     14     1.45%       0.00%    34.01%
 U.S. Large Cap Core Equity Portfolio
   2004.................................................   1,739    13.38     23     1.45%       0.83%     7.90%
   2003.................................................   1,637    12.40     20     1.45%       0.00%    26.28%
Merrill Lynch Variable Series Fund, Inc.:
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004.................................................   3,477    10.88     38     1.45%       1.91%     8.78%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004.................................................   5,137    11.22     58     1.45%      18.24%    12.17%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series --
   Service Class Shares
   2004................................................. 108,120     8.03    868     1.45%       0.00%     7.40%
   2003.................................................  72,388     7.47    541     1.45%       0.00%    20.83%
   2002.................................................  40,187     6.19    249     1.45%       0.00%   (28.77)%
   2001.................................................   2,249     8.68     20     1.45%       0.00%   (13.16)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004.................................................  74,830     9.19    688     1.45%       0.37%     9.51%
   2003.................................................  29,812     8.39    250     1.45%       0.47%    20.07%
   2002.................................................  16,546     6.99    116     1.45%       0.31%   (22.30)%
   2001.................................................   2,238     9.00     20     1.45%       0.00%   (10.02)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004.................................................  44,943     8.98    403     1.45%       0.00%     4.67%
   2003.................................................  20,670     8.58    177     1.45%       0.00%    31.50%
   2002.................................................  10,094     6.52     66     1.45%       0.00%   (32.79)%
   2001.................................................     428     9.70      4     1.45%       0.00%    (2.96)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type II:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                                ------- ---------- ------ ------------ ---------- ------
 MFS(R) Strategic Income Series -- Service Class Shares
   2004................................................   5,593   $11.82   $   66     1.45%       4.11%     5.98%
   2003................................................   1,406    11.16       16     1.45%       0.00%     8.50%
 MFS(R) Total Return Series -- Service Class Shares
   2004................................................  13,950    12.54      175     1.45%       0.99%     9.42%
   2003................................................  12,124    11.46      139     1.45%       0.36%    14.32%
   2002................................................     152    10.03        2     1.45%       0.00%    (0.27)%
 MFS(R) Utilities Series -- Service Class Shares
   2004................................................  57,043    10.27      586     1.45%       1.14%    27.96%
   2003................................................  52,527     8.03      422     1.45%       2.09%    33.61%
   2002................................................  40,100     6.01      241     1.45%       2.08%   (24.02)%
   2001................................................   4,890     7.91       39     1.45%       0.00%   (20.91)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004................................................  69,362    13.77      955     1.45%       0.00%    11.40%
   2003................................................  24,394    12.36      302     1.45%       0.00%    23.62%
 Nations Marsico International Opportunities Portfolio
   2004................................................  99,486    15.39    1,531     1.45%       0.52%    14.90%
   2003................................................  39,886    13.39      534     1.45%       0.01%    33.90%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2004................................................   3,632    14.13       51     1.45%       0.00%    17.70%
   2003................................................   2,535    12.00       30     1.45%       0.00%    20.02%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004................................................   9,611    10.95      105     1.45%       0.00%     9.49%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004................................................  71,661    13.41      961     1.45%       0.15%     5.07%
   2003................................................   8,853    12.77      113     1.45%       0.03%    28.80%
 Oppenheimer Global Securities Fund/VA --
   Service Shares
   2004................................................ 104,803    11.87    1,244     1.45%       1.04%    17.16%
   2003................................................  48,433    10.13      491     1.45%       0.49%    40.79%
   2002................................................  21,128     7.20      152     1.45%       0.11%   (23.49)%
   2001................................................   3,283     9.41       31     1.45%       0.00%    (5.94)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004................................................ 231,025     9.85    2,277     1.45%       0.67%     7.56%
   2003................................................ 166,822     9.16    1,528     1.45%       0.79%    24.61%
   2002................................................ 128,125     7.35      942     1.45%       0.21%   (20.21)%
   2001................................................  12,321     9.21      113     1.45%       0.00%   (11.58)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004................................................  64,389    15.74    1,014     1.45%       0.00%    17.45%
   2003................................................  26,082    13.40      350     1.45%       0.00%    42.15%
   2002................................................     160     9.43        2     1.45%       0.00%    (5.71)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type II:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004...............................................   1,889   $11.57   $   22     1.45%       2.94%     4.03%
   2003...............................................   2,416    11.12       27     1.45%       2.64%     0.78%
   2002...............................................   2,641    11.04       29     1.45%       1.97%     6.62%
   2001...............................................   1,017    10.35       11     1.45%       1.44%     6.02%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 115,339    12.78    1,474     1.45%       6.78%     7.95%
   2003...............................................  72,936    11.84      863     1.45%       7.38%    21.07%
   2002...............................................  26,611     9.78      260     1.45%       7.28%    (2.62)%
   2001...............................................   5,392    10.04       54     1.45%       2.10%     0.80%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................... 239,725    13.42    3,218     1.45%       4.35%     6.01%
   2003............................................... 170,726    12.66    2,162     1.45%       4.02%     2.39%
   2002............................................... 150,388    12.37    1,860     1.45%       3.35%    15.88%
   2001...............................................  12,309    10.67      131     1.45%       0.94%     4.31%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 790,383    12.15    9,604     1.45%       2.65%     3.37%
   2003............................................... 389,745    11.76    4,581     1.45%       3.31%     3.52%
   2002............................................... 276,091    11.36    3,136     1.45%       3.39%     7.49%
   2001...............................................  13,530    10.56      143     1.45%       1.43%     6.78%
Rydex Variable Trust:
 OTC Fund
   2004...............................................  22,472     7.99      180     1.45%       0.00%     7.76%
   2003...............................................  19,786     7.42      147     1.45%       0.00%    43.31%
   2002...............................................  17,154     5.18       89     1.45%       0.00%   (39.74)%
   2001...............................................     308     8.59        3     1.45%       0.00%   (14.09)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................   7,007    13.77       97     1.45%       0.31%     6.51%
   2003...............................................   1,469    12.93       19     1.45%       0.00%    29.33%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2004...............................................     540    14.99        8     1.45%       0.00%     0.01%
   2003...............................................     349    14.99        5     1.45%       0.00%    44.07%
 SVS Dreman High Return Equity Portfolio -- Class B
   Shares
   2004...............................................   4,196    13.95       59     1.45%       1.10%    11.98%
   2003...............................................   4,403    12.46       55     1.45%       1.48%    29.58%
 SVS Dreman Small Cap Value Portfolio -- Class B
   Shares
   2004...............................................     522    16.61        9     1.45%       0.28%    23.70%
   2003...............................................     522    13.43        7     1.45%       0.00%    39.60%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets    Expenses as  Investment
                                                                --------------- % of Average   Income    Total
Type II:                                                 Units  Unit Value 000s  Net Assets    Ratio     Return
--------                                                 ------ ---------- ---- ------------ ---------- ------
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004................................................. 50,022   $12.00   $600     1.45%       0.52%    15.73%
   2003................................................. 15,943    10.37    165     1.45%       0.13%    28.87%
 Emerging Growth Portfolio -- Class II Shares
   2004.................................................  4,758     9.00     43     1.45%       0.00%     5.23%
   2003.................................................  2,320     8.56     20     1.45%       0.00%    19.01%

Type III:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II Shares
   2004.................................................  1,253    14.05     18     1.65%       0.00%     9.01%
   2003.................................................    466    12.89      6     1.65%       0.00%    28.91%
 AIM V.I. Capital Appreciation Fund -- Series I Shares
   2004.................................................    696     8.86      6     1.65%       0.00%     4.87%
   2003.................................................  1,093     8.45      9     1.65%       0.00%    27.39%
   2002.................................................    988     6.63      7     1.65%       0.00%   (25.61)%
   2001.................................................    302     8.91      3     1.65%       0.00%   (10.88)%
 AIM V.I. Growth Fund -- Series I Shares
   2004.................................................    750     8.15      6     1.65%       0.00%     6.44%
   2003.................................................    751     7.66      6     1.65%       0.00%    29.08%
   2002.................................................    768     5.93      5     1.65%       0.00%   (32.11)%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004................................................. 13,257     7.94    105     1.65%       0.45%     4.03%
   2003................................................. 25,335     7.64    193     1.65%       0.34%    23.02%
   2002................................................. 20,837     6.21    129     1.65%       0.49%   (31.41)%
   2001.................................................  4,725     9.05     43     1.65%       0.39%   (14.02)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004................................................. 54,273    10.09    547     1.65%       0.74%     9.39%
   2003................................................. 63,264     9.22    583     1.65%       0.78%    30.01%
   2002................................................. 64,654     7.09    458     1.65%       0.55%   (23.55)%
   2001................................................. 16,785     9.28    156     1.65%       0.00%    (7.22)%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004................................................. 17,236     7.77    134     1.65%       0.00%     6.56%
   2003................................................. 18,188     7.29    133     1.65%       0.00%    21.33%
   2002.................................................  6,812     6.01     41     1.65%       0.00%   (31.98)%
   2001.................................................  2,429     8.84     21     1.65%       0.00%   (11.62)%
 AllianceBernstein Small Cap Growth Portfolio -- Class B
   2004.................................................  1,528    10.30     16     1.65%       0.00%    12.50%
   2003.................................................  1,528     9.16     14     1.65%       0.00%    46.22%
   2002.................................................  1,529     6.26     10     1.65%       0.00%   (33.19)%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc. --
   Initial Shares
   2004.................................................    539     7.79      4     1.65%       0.60%     4.46%
   2003.................................................    565     7.46      4     1.65%       0.15%    23.93%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Net Assets    Expenses as  Investment
                                                             --------------- % of Average   Income    Total
Type III:                                             Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                             ------ ---------- ---- ------------ ---------- ------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004.............................................. 36,250   $10.21   $370     1.65%       2.76%     1.14%
   2003.............................................. 26,638    10.09    269     1.65%       1.64%     1.26%
 VT Worldwide Health Sciences Fund
   2004..............................................  2,410    13.89     33     1.65%       0.00%     4.49%
   2003..............................................  2,410    13.29     32     1.65%       0.00%    27.83%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004..............................................  5,064    12.39     63     1.65%       6.04%     8.34%
   2003..............................................  7,968    11.44     91     1.65%       6.55%    19.78%
   2002..............................................  3,837     9.55     37     1.65%       6.18%    (0.44)%
   2001..............................................     53     9.58      1     1.65%       0.00%    (0.31)%
 Federated Kaufmann Fund II -- Service Shares
   2004..............................................    903    14.97     14     1.65%       0.00%    12.59%
   2003..............................................  1,979    13.30     26     1.65%       0.00%    32.95%
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004..............................................  5,576    11.97     67     1.65%       0.15%    13.26%
   2003..............................................  8,161    10.57     86     1.65%       0.22%    26.08%
   2002..............................................  3,086     8.38     26     1.65%       0.09%   (11.10)%
   2001..............................................    808     9.43      8     1.65%       0.00%   (13.92)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.............................................. 26,278    10.52    276     1.65%       1.15%     9.40%
   2003.............................................. 26,370     9.62    254     1.65%       0.98%    27.89%
   2002..............................................  9,911     7.52     75     1.65%       0.45%   (18.52)%
   2001..............................................  2,062     9.23     19     1.65%       0.00%    (6.80)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004.............................................. 14,660     9.76    143     1.65%       0.56%     3.78%
   2003.............................................. 15,727     9.41    148     1.65%       0.85%    21.41%
   2002.............................................. 10,540     7.75     82     1.65%       0.29%   (18.22)%
   2001..............................................    158     9.47      1     1.65%       0.00%   (10.52)%
 VIP Growth Portfolio -- Service Class 2
   2004.............................................. 11,174     8.05     90     1.65%       0.11%     1.42%
   2003.............................................. 12,463     7.93     99     1.65%       0.09%    30.36%
   2002.............................................. 12,319     6.09     75     1.65%       0.04%   (31.45)%
   2001..............................................    468     8.88      4     1.65%       0.00%   (19.23)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................. 13,468    15.04    203     1.65%       0.00%    22.60%
   2003.............................................. 26,957    12.27    331     1.65%       0.21%    35.97%
   2002.............................................. 13,738     9.02    124     1.65%       0.12%   (11.51)%
   2001..............................................  1,571    10.20     16     1.65%       0.00%    (5.12)%
Franklin Templeton Variable Insurance Products Trust:
 Mutual Shares Securities Fund -- Class 2 Shares
   2004..............................................  1,819    13.34     24     1.65%       0.78%    10.77%
   2003..............................................  1,818    12.05     22     1.65%       0.50%    23.08%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                Net Assets    Expenses as  Investment
                                              --------------- % of Average   Income    Total
Type III:                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                             ------- ---------- ---- ------------ ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2004..............................   3,343   $11.02   $ 37     1.65%       5.88%     1.71%
   2003..............................   2,648    10.83     29     1.65%       6.61%     1.89%
 Mid-Cap Equity Fund
   2004..............................  11,511    12.06    139     1.65%       1.12%    14.11%
   2003..............................  11,435    10.57    121     1.65%       1.57%    30.75%
   2002..............................  17,118     8.08    138     1.65%       1.07%   (15.19)%
 Money Market Fund
   2004..............................  49,033     0.99     49     1.65%       1.00%    (0.71)%
   2003.............................. 123,772     1.00    123     1.65%       0.79%    (0.88)%
   2002.............................. 179,540     1.01    181     1.65%       1.43%    (0.20)%
   2001..............................   9,904     1.01     10     1.65%       3.91%     2.25%
 Premier Growth Equity Fund
   2004..............................   2,675     9.65     26     1.65%       0.65%     5.27%
   2003..............................   2,768     9.16     25     1.65%       0.19%    26.79%
   2002..............................   1,795     7.23     13     1.65%       0.05%   (22.32)%
   2001..............................      29     9.30     --     1.65%       0.14%   (10.65)%
 Real Estate Securities Fund
   2004..............................   1,406    16.24     23     1.65%       6.94%    30.19%
   2003..............................   1,901    12.48     24     1.65%       9.97%    24.75%
 S&P 500(R) Index Fund
   2004..............................  42,619     9.58    408     1.65%       2.03%     8.64%
   2003..............................  47,772     8.82    421     1.65%       1.60%    26.16%
   2002..............................  34,661     6.99    242     1.65%       1.64%   (23.65)%
   2001..............................   2,381     9.16     22     1.65%       1.33%   (13.72)%
 Small-Cap Value Equity Fund
   2004..............................  13,726    12.56    172     1.65%       5.83%    13.25%
   2003..............................  14,785    11.09    164     1.65%       0.08%    22.07%
   2002..............................   8,759     9.09     80     1.65%       0.45%   (15.28)%
   2001..............................   1,266    10.73     14     1.65%       0.91%     8.15%
 Total Return Fund
   2004..............................   9,115    12.15    111     1.65%       2.48%     6.40%
   2003..............................   8,700    11.42     99     1.65%       1.76%    14.21%
 U.S. Equity Fund
   2004..............................   4,238     9.46     40     1.65%       1.35%     6.38%
   2003..............................   4,238     8.89     38     1.65%       0.93%    21.24%
   2002..............................   5,075     7.33     37     1.65%       0.88%   (20.60)%
   2001..............................      28     9.23     --     1.65%       1.09%    (9.99)%
 Value Equity Fund
   2004..............................   6,342     9.76     62     1.65%       1.31%     7.76%
   2003..............................   7,469     9.06     68     1.65%       1.85%    22.01%
   2002..............................   8,216     7.42     61     1.65%       1.41%   (18.93)%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004..............................  26,410    10.61    280     1.65%       2.34%     6.51%
   2003..............................  36,951     9.96    368     1.65%       1.98%    11.85%
   2002..............................  41,381     8.91    369     1.65%       2.58%    (8.21)%
   2001..............................   2,523     9.70     24     1.65%       2.04%    (6.48)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                              ------ ---------- ---- ------------ ---------- ------
 Capital Appreciation Portfolio -- Service Shares
   2004...............................................  1,121   $ 9.72   $ 11     1.65%       0.03%    16.02%
   2003...............................................  1,277     8.38     11     1.65%       0.28%    18.25%
   2002...............................................  1,214     7.08      9     1.65%       0.35%   (17.32)%
   2001...............................................  1,718     8.57     15     1.65%       0.37%   (23.13)%
 Global Life Sciences Portfolio -- Service Shares
   2004...............................................  7,784     9.83     77     1.65%       0.00%    12.34%
   2003...............................................  8,446     8.75     74     1.65%       0.00%    24.11%
   2002...............................................  5,576     7.05     39     1.65%       0.00%   (30.71)%
 Global Technology Portfolio -- Service Shares
   2004...............................................     --     6.56     --     1.65%       0.00%    (1.09)%
   2003...............................................    332     6.63      2     1.65%       0.00%    44.06%
   2002...............................................    333     4.60      2     1.65%       0.00%   (41.91)%
   2001...............................................    333     7.93      3     1.65%       0.00%   (38.36)%
 Growth Portfolio -- Service Shares
   2004...............................................  6,555     7.74     51     1.65%       0.00%     2.48%
   2003...............................................  6,859     7.55     52     1.65%       0.00%    29.33%
   2002...............................................  4,967     5.84     29     1.65%       0.00%   (27.93)%
 International Growth Portfolio -- Service Shares
   2004...............................................  3,017     9.64     29     1.65%       0.93%    16.73%
   2003...............................................  2,519     8.25     21     1.65%       1.00%    32.32%
   2002...............................................    891     6.24      6     1.65%       0.64%   (26.98)%
   2001...............................................    470     8.54      4     1.65%       0.23%   (24.70)%
 Mid Cap Growth Portfolio -- Service Shares
   2004............................................... 11,725     8.73    102     1.65%       0.00%    18.49%
   2003...............................................  2,927     7.37     22     1.65%       0.00%    32.54%
   2002...............................................  1,801     5.56     10     1.65%       0.00%   (29.31)%
 Worldwide Growth Portfolio -- Service Shares
   2004...............................................  8,454     7.79     66     1.65%       0.89%     2.80%
   2003...............................................  9,263     7.58     70     1.65%       0.91%    21.64%
   2002............................................... 10,366     6.23     65     1.65%       0.76%   (26.94)%
   2001...............................................    440     8.53      4     1.65%       0.19%   (23.90)%
J.P. Morgan Series Trust II:
 Mid Cap Value Portfolio
   2004...............................................  1,695    15.42     26     1.65%       0.56%    19.06%
   2003...............................................  1,695    12.95     22     1.65%       0.31%    27.49%
 Small Company Portfolio
   2004...............................................  1,721    16.07     28     1.65%       0.00%    25.07%
   2003...............................................  1,721    12.85     22     1.65%       0.00%    33.74%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004...............................................  6,521     7.97     52     1.65%       0.00%     7.19%
   2003...............................................  5,766     7.44     43     1.65%       0.00%    20.58%
   2002............................................... 15,424     6.17     95     1.65%       0.00%   (28.91)%
   2001...............................................    504     8.67      4     1.65%       0.00%   (26.08)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                              ------ ---------- ---- ------------ ---------- ------
 MFS(R) Investors Trust Series -- Service Class Shares
   2004...............................................  5,849   $ 9.13   $ 53     1.65%       0.37%     9.29%
   2003...............................................  5,421     8.35     45     1.65%       0.47%    19.83%
   2002...............................................  5,971     6.97     42     1.65%       0.31%   (22.46)%
   2001...............................................    426     8.99      4     1.65%       0.00%   (17.49)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004...............................................  4,837     8.91     43     1.65%       0.00%     4.46%
   2003...............................................  4,938     8.53     42     1.65%       0.00%    31.23%
   2002...............................................  2,072     6.50     13     1.65%       0.00%   (32.93)%
 MFS(R) Utilities Series -- Service Class Shares
   2004...............................................  8,475    10.20     86     1.65%       1.14%    27.70%
   2003...............................................  7,726     7.99     62     1.65%       2.09%    33.34%
   2002...............................................  8,996     5.99     54     1.65%       2.08%   (24.17)%
   2001...............................................     62     7.90      1     1.65%       0.00%   (25.70)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004...............................................  8,786    13.72    121     1.65%       0.00%    11.17%
   2003...............................................  7,561    12.35     93     1.65%       0.00%    23.45%
 Nations Marsico International Opportunities Portfolio
   2004...............................................  5,263    15.33     81     1.65%       0.52%    14.67%
   2003...............................................  5,090    13.37     68     1.65%       0.01%    33.72%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004...............................................    126    14.08      2     1.65%       0.00%    17.46%
   2003...............................................    126    11.99      2     1.65%       0.00%    19.86%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2004...............................................    109    13.35      1     1.65%       0.15%     0.00%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................... 14,961    11.78    176     1.65%       1.04%    16.92%
   2003...............................................  8,202    10.08     83     1.65%       0.49%    40.51%
   2002...............................................  3,631     7.17     26     1.65%       0.11%   (23.65)%
   2001...............................................    924     9.39      9     1.65%       0.00%   (13.63)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004............................................... 23,156     9.78    227     1.65%       0.67%     7.34%
   2003............................................... 34,292     9.11    313     1.65%       0.79%    24.35%
   2002............................................... 24,867     7.33    182     1.65%       0.21%   (20.37)%
   2001...............................................  2,197     9.20     20     1.65%       0.00%   (11.76)%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2004...............................................  4,764    15.67     75     1.65%       0.00%    17.21%
   2003...............................................  4,423    13.37     59     1.65%       0.00%    41.87%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                              ------ ---------- ---- ------------ ---------- ------
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004...............................................  1,583   $11.49   $ 18     1.65%       2.94%     3.82%
   2003...............................................  1,590    11.06     18     1.65%       2.64%     0.57%
   2002...............................................  1,640    11.00     18     1.65%       1.97%     6.40%
   2001...............................................    797    10.34      8     1.65%       1.44%     5.80%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 19,854    12.68    252     1.65%       6.78%     7.73%
   2003............................................... 26,070    11.77    307     1.65%       7.38%    20.82%
   2002............................................... 13,819     9.74    135     1.65%       7.28%    (2.82)%
   2001...............................................    317    10.03      3     1.65%       2.10%     0.59%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004............................................... 18,407    13.33    245     1.65%       4.35%     5.79%
   2003............................................... 23,243    12.60    293     1.65%       4.02%     2.18%
   2002............................................... 27,306    12.33    337     1.65%       3.35%    15.64%
   2001............................................... 10,046    10.66    107     1.65%       0.94%     4.09%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 64,580    12.06    779     1.65%       2.65%     3.16%
   2003............................................... 85,023    11.69    994     1.65%       3.31%     3.31%
   2002............................................... 62,340    11.32    706     1.65%       3.39%     7.27%
   2001...............................................  8,306    10.55     88     1.65%       1.43%     6.57%
Rydex Variable Trust:
 OTC Fund
   2004...............................................  8,330     7.94     66     1.65%       0.00%     7.54%
   2003...............................................  4,636     7.38     34     1.65%       0.00%    43.02%
   2002...............................................  5,514     5.16     28     1.65%       0.00%   (39.86)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  1,461    11.94     17     1.65%       0.52%    15.49%
   2003...............................................  1,315    10.34     14     1.65%       0.13%    28.61%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................     41     8.96      1     1.65%       0.00%     5.02%
   2003...............................................     12     8.53      1     1.65%       0.00%    18.77%

Type IV:
--------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares
   2004...............................................  5,177    13.70     71     1.60%       0.00%    10.01%
   2003...............................................  3,492    12.45     43     1.60%       0.00%    24.65%
 AIM V.I. Basic Value Fund -- Series II Shares
   2004............................................... 62,802    14.06    883     1.60%       0.00%     9.07%
   2003............................................... 19,517    12.89    252     1.60%       0.00%    28.95%
 AIM V.I. Blue Chip Fund -- Series I Shares
   2004...............................................  9,699    12.29    119     1.60%       0.17%     3.00%
   2003...............................................  1,160    11.94     14     1.60%       0.00%    23.14%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004...............................................  16,724   $ 9.89   $  165     1.60%       0.00%     4.92%
   2003...............................................  12,730     9.43      120     1.60%       0.00%    27.45%
   2002...............................................   5,694     7.40       42     1.60%       0.00%   (26.03)%
 AIM V.I. Growth Fund -- Series I shares
   2004...............................................  16,434     9.48      156     1.60%       0.00%     6.50%
   2003...............................................  17,646     8.90      157     1.60%       0.00%    29.14%
   2002...............................................   8,091     6.89       56     1.60%       0.00%   (31.08)%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................  29,888     8.98      268     1.60%       0.45%     4.08%
   2003...............................................  29,648     8.63      256     1.60%       0.34%    23.08%
   2002...............................................  18,661     7.01      131     1.60%       0.49%   (29.91)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 261,035    10.76    2,810     1.60%       0.74%     9.44%
   2003............................................... 169,732     9.84    1,669     1.60%       0.78%    30.07%
   2002...............................................  70,629     7.56      534     1.60%       0.55%   (24.38)%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................   3,222    10.54       34     1.60%       0.00%     5.38%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................  86,258     9.23      796     1.60%       0.00%     6.61%
   2003...............................................  66,220     8.66      573     1.60%       0.00%    21.39%
   2002...............................................  10,095     7.13       72     1.60%       0.00%   (28.70)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...............................................   6,232    11.16       70     1.60%       0.00%    12.56%
   2003...............................................   8,989     9.92       89     1.60%       0.00%    46.30%
   2002...............................................   7,344     6.78       50     1.60%       0.00%   (32.21)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................   9,531    13.62      130     1.60%       0.00%     3.41%
   2003...............................................   8,384    13.17      110     1.60%       0.00%    31.69%
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
   2004...............................................  11,847    13.92      165     1.60%       1.37%    11.19%
   2003...............................................   8,523    12.52      107     1.60%       0.00%    27.28%
 VP International Fund -- Class I
   2004...............................................   8,770    13.48      118     1.60%       0.21%    13.09%
   2003...............................................   2,047    11.92       24     1.60%       0.00%    22.52%
 VP Ultra Fund -- Class I
   2004...............................................  29,179    12.89      376     1.60%       0.00%     8.91%
   2003...............................................     662    11.83        8     1.60%       0.00%    22.90%
 VP Value Fund -- Class I
   2004...............................................  87,690    14.18    1,244     1.60%       0.92%    12.50%
   2003...............................................  63,811    12.61      805     1.60%       0.84%    26.90%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Net Assets     Expenses as  Investment
                                                            ----------------- % of Average   Income    Total
Type IV:                                             Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                            ------- ---------- ------ ------------ ---------- ------
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
   2004............................................   3,913   $14.23   $   56     1.60%       0.53%    12.64%
   2003............................................   1,353    12.63       17     1.60%       0.43%    29.62%
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2004............................................  18,353     9.17      168     1.60%       0.60%     4.51%
   2003............................................   2,414     8.77       21     1.60%       0.15%    23.99%
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2004............................................  57,513     9.78      562     1.60%       0.63%    (1.05)%
   2003............................................     550     9.88        5     1.60%       0.35%    (1.08)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................ 250,029    10.22    2,555     1.60%       2.76%     1.19%
   2003............................................  28,306    10.10      286     1.60%       1.64%     1.31%
 VT Worldwide Health Sciences Fund
   2004............................................  33,095    13.90      460     1.60%       0.00%     4.54%
   2003............................................  13,554    13.30      180     1.60%       0.00%    27.90%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004............................................  71,122    12.73      906     1.60%       6.04%     8.40%
   2003............................................  37,414    11.75      439     1.60%       6.55%    19.85%
   2002............................................  12,646     9.80      124     1.60%       6.18%    (1.99)%
 Federated Kaufmann Fund II -- Service Shares
   2004............................................  65,988    14.98      989     1.60%       0.00%    12.65%
   2003............................................  17,950    13.30      239     1.60%       0.00%    33.00%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004............................................     519    10.35        5     1.60%       0.00%     3.52%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................ 266,394    12.55    3,344     1.60%       0.15%    13.32%
   2003............................................ 135,316    11.08    1,499     1.60%       0.22%    26.15%
   2002............................................  60,564     8.78      532     1.60%       0.09%   (12.17)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004............................................      97    11.79        1     1.60%       0.00%     0.00%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................ 213,582    11.00    2,349     1.60%       1.15%     9.45%
   2003............................................ 102,175    10.05    1,027     1.60%       0.98%    27.95%
   2002............................................  33,456     7.85      263     1.60%       0.45%   (21.47)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004............................................ 120,440    10.27    1,237     1.60%       0.56%     3.84%
   2003............................................  33,551     9.89      332     1.60%       0.85%    21.47%
   2002............................................  19,172     8.15      156     1.60%       0.29%   (18.54)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type IV:                                                Units   Unit Value  000s   Net Assets    Ratio     Return
--------                                              --------- ---------- ------ ------------ ---------- ------
 VIP Growth Portfolio -- Service Class 2
   2004..............................................   103,478   $ 9.01   $  932     1.60%       0.11%     1.47%
   2003..............................................    62,076     8.88      551     1.60%       0.09%    30.42%
   2002..............................................    20,580     6.81      140     1.60%       0.04%   (31.93)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004..............................................   146,394    14.64    2,143     1.60%       0.00%    22.66%
   2003..............................................    95,913    11.94    1,145     1.60%       0.21%    36.04%
   2002..............................................    48,119     8.77      422     1.60%       0.12%   (12.26)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004..............................................     1,000    11.26       11     1.60%       0.00%    12.63%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares
   2004..............................................    17,459    13.06      228     1.60%       0.43%     6.21%
   2003..............................................     6,139    12.30       75     1.60%       0.30%    24.92%
 Mutual Shares Securities Fund -- Class 2 Shares
   2004..............................................    22,138    13.36      296     1.60%       0.78%    10.83%
   2003..............................................     6,192    12.05       75     1.60%       0.50%    23.15%
 Templeton Foreign Securities Fund -- Class 2 Shares
   2004..............................................    71,929    14.52    1,044     1.60%       1.06%    16.63%
   2003..............................................    43,314    12.45      539     1.60%       0.05%    30.10%
 Templeton Global Asset Allocation Fund -- Class 2
   Shares
   2004..............................................     6,665    14.92       99     1.60%       2.89%    13.87%
   2003..............................................       896    13.10       12     1.60%       1.27%    29.84%
GE Investments Funds, Inc.:
 Income Fund
   2004..............................................   156,106    11.03    1,723     1.60%       5.88%     1.77%
   2003..............................................    84,484    10.84      916     1.60%       6.61%     1.94%
   2002..............................................     1,450    10.64       15     1.60%       3.28%     6.36%
 Mid-Cap Equity Fund
   2004..............................................    85,624    11.98    1,025     1.60%       1.12%    14.17%
   2003..............................................    60,649    10.49      636     1.60%       1.57%    30.81%
   2002..............................................    28,293     8.02      227     1.60%       1.07%   (19.81)%
 Money Market Fund
   2004.............................................. 1,138,513     0.98    1,120     1.60%       1.00%    (0.66)%
   2003..............................................   689,523     0.99      683     1.60%       0.79%    (0.83)%
   2002..............................................   449,804     1.00      450     1.60%       1.43%    (0.16)%
 Premier Growth Equity Fund
   2004..............................................    51,834    10.15      526     1.60%       0.65%     5.32%
   2003..............................................    36,081     9.64      348     1.60%       0.19%    26.85%
   2002..............................................    11,446     7.60       87     1.60%       0.05%   (24.00)%
 Real Estate Securities Fund
   2004..............................................    46,125    16.25      750     1.60%       6.94%    30.25%
   2003..............................................    13,021    12.48      162     1.60%       9.97%    24.79%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                             Net Assets     Expenses as  Investment
                                                          ----------------- % of Average   Income    Total
Type IV:                                           Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                          ------- ---------- ------ ------------ ---------- ------
 S&P 500(R) Index Fund
   2004.......................................... 695,382   $10.34   $7,191     1.60%       2.03%     8.69%
   2003.......................................... 337,746     9.51    3,213     1.60%       1.60%    26.22%
   2002..........................................  46,625     7.54      352     1.60%       1.64%   (24.63)%
 Small-Cap Value Equity Fund
   2004.......................................... 103,448    11.64    1,204     1.60%       5.83%    13.31%
   2003..........................................  91,102    10.27      936     1.60%       0.08%    22.13%
   2002..........................................  51,245     8.41      431     1.60%       0.45%   (15.89)%
 Total Return Fund
   2004.......................................... 202,048    12.16    2,457     1.60%       2.48%     6.46%
   2003..........................................  31,429    11.42      359     1.60%       1.76%    14.25%
 U.S. Equity Fund
   2004..........................................  23,804    10.05      239     1.60%       1.35%     6.44%
   2003..........................................  20,235     9.45      191     1.60%       0.93%    21.31%
   2002..........................................  12,337     7.79       96     1.60%       0.88%   (22.13)%
 Value Equity Fund
   2004..........................................  74,152    10.37      769     1.60%       1.31%     7.82%
   2003..........................................  57,237     9.62      551     1.60%       1.85%    22.07%
   2002..........................................  26,584     7.88      209     1.60%       1.41%   (21.18)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................   4,016    13.45       54     1.60%       0.00%     7.05%
   2003..........................................   2,366    12.56       30     1.60%       0.00%    25.61%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.......................................... 190,850    10.84    2,069     1.60%       2.34%     6.56%
   2003.......................................... 167,564    10.17    1,704     1.60%       1.98%    11.90%
   2002..........................................  80,645     9.09      733     1.60%       2.58%    (9.10)%
 Capital Appreciation Portfolio -- Service Shares
   2004..........................................   4,628    11.58       54     1.60%       0.03%    16.08%
   2003..........................................   3,856     9.97       38     1.60%       0.28%    18.31%
 Global Life Sciences Portfolio -- Service Shares
   2004..........................................   2,737    10.59       29     1.60%       0.00%    12.40%
   2003..........................................   2,674     9.42       25     1.60%       0.00%    24.17%
   2002..........................................     198     7.59        2     1.60%       0.00%   (24.11)%
 Global Technology Portfolio -- Service Shares
   2004..........................................   4,611     8.50       39     1.60%       0.00%    (1.04)%
   2003..........................................   4,316     8.59       37     1.60%       0.00%    44.13%
   2002..........................................   3,896     5.96       23     1.60%       0.00%   (40.39)%
 Growth Portfolio -- Service Shares
   2004..........................................   8,425     9.39       79     1.60%       0.00%     2.53%
   2003..........................................   9,756     9.16       89     1.60%       0.00%    29.39%
   2002..........................................   6,285     7.08       45     1.60%       0.00%   (29.22)%
 International Growth Portfolio -- Service Shares
   2004..........................................  33,797    11.34      383     1.60%       0.93%    16.79%
   2003..........................................  30,783     9.71      299     1.60%       1.00%    32.38%
   2002..........................................   5,962     7.33       44     1.60%       0.64%   (26.67)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
 Mid Cap Growth Portfolio -- Service Shares
   2004...............................................   7,352   $12.17   $   89     1.60%       0.00%    18.55%
   2003...............................................   6,079    10.27       62     1.60%       0.00%    32.61%
   2002...............................................   5,577     7.74       43     1.60%       0.00%   (22.58)%
 Worldwide Growth Portfolio -- Service Shares
   2004...............................................  34,824     9.19      320     1.60%       0.89%     2.86%
   2003...............................................  40,941     8.93      366     1.60%       0.91%    21.70%
   2002...............................................  33,137     7.34      243     1.60%       0.76%   (26.60)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2004...............................................  99,245    10.67    1,059     1.60%       3.39%     2.62%
   2003...............................................  23,893    10.40      248     1.60%       0.63%     2.06%
 International Equity Portfolio
   2004...............................................   4,494    14.98       67     1.60%       0.48%    16.48%
   2003...............................................     950    12.86       12     1.60%       0.00%    30.33%
 Mid Cap Value Portfolio
   2004............................................... 122,140    15.44    1,885     1.60%       0.56%    19.12%
   2003...............................................  52,773    12.96      684     1.60%       0.31%    27.55%
 Small Company Portfolio
   2004...............................................  15,882    16.09      256     1.60%       0.00%    25.14%
   2003...............................................   4,609    12.86       59     1.60%       0.00%    33.80%
 U.S. Large Cap Core Equity Portfolio
   2004...............................................   8,192    13.33      109     1.60%       0.83%     7.74%
   2003...............................................   2,737    12.37       34     1.60%       0.00%    26.09%
Merrill Lynch Variable Series Fund, Inc.:
 Merrill Lynch Basic Value V.I. Fund -- Class III
   Shares
   2004...............................................   2,080    10.87       23     1.60%       1.91%     8.67%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004...............................................   2,808    10.85       30     1.60%       0.20%     8.53%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004...............................................   1,463    11.21       16     1.60%      18.24%    12.05%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004...............................................  82,552     9.37      773     1.60%       0.00%     7.24%
   2003...............................................  51,479     8.73      450     1.60%       0.00%    20.64%
   2002...............................................  20,603     7.24      149     1.60%       0.00%   (27.61)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004............................................... 178,250    10.09    1,798     1.60%       0.37%     9.35%
   2003...............................................  86,862     9.23      801     1.60%       0.47%    19.89%
   2002...............................................  35,076     7.70      270     1.60%       0.31%   (23.04)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004...............................................  48,727     9.38      457     1.60%       0.00%     4.51%
   2003...............................................  45,717     8.97      410     1.60%       0.00%    31.30%
   2002...............................................   7,509     6.83       51     1.60%       0.00%   (31.66)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type IV:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                                ------- ---------- ------ ------------ ---------- ------
 MFS(R) Strategic Income Series -- Service Class Shares
   2004................................................  13,199   $11.78   $  156     1.60%       4.11%     5.82%
   2003................................................   5,724    11.13       64     1.60%       0.00%     8.34%
 MFS(R) Total Return Series -- Service Class Shares
   2004................................................  38,814    12.50      485     1.60%       0.99%     9.25%
   2003................................................   5,547    11.44       63     1.60%       0.36%    14.15%
 MFS(R) Utilities Series -- Service Class Shares
   2004................................................  34,079    13.61      464     1.60%       1.14%    27.77%
   2003................................................   8,480    10.65       90     1.60%       2.09%    33.41%
   2002................................................   4,054     7.99       32     1.60%       2.08%   (20.14)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004................................................  32,534    13.74      447     1.60%       0.00%    11.23%
   2003................................................  17,018    12.35      210     1.60%       0.00%    23.49%
 Nations Marsico International Opportunities Portfolio
   2004................................................  29,327    15.35      450     1.60%       0.52%    14.73%
   2003................................................   8,270    13.38      111     1.60%       0.01%    33.77%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004................................................   8,229    14.09      116     1.60%       0.00%    17.52%
   2003................................................   4,842    11.99       58     1.60%       0.00%    19.90%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004................................................  10,799    10.94      118     1.60%       0.00%     9.38%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004................................................ 199,631    13.37    2,668     1.60%       0.15%     4.91%
   2003................................................  66,420    12.74      846     1.60%       0.03%    28.60%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004................................................ 116,739    12.32    1,438     1.60%       1.04%    16.98%
   2003................................................  89,718    10.53      945     1.60%       0.49%    40.58%
   2002................................................  47,524     7.49      356     1.60%       0.11%   (25.09)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004................................................ 331,477    10.46    3,468     1.60%       0.67%     7.40%
   2003................................................ 242,188     9.74    2,359     1.60%       0.79%    24.42%
   2002................................................ 127,593     7.83      999     1.60%       0.21%   (21.70)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004................................................  97,208    15.69    1,525     1.60%       0.00%    17.27%
   2003................................................  53,612    13.38      717     1.60%       0.00%    41.94%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004................................................   7,254    11.13       81     1.60%       2.94%     3.87%
   2003................................................   3,381    10.72       36     1.60%       2.64%     0.62%
   2002................................................   3,186    10.65       34     1.60%       1.97%    (6.50)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 130,738   $12.66   $1,655     1.60%       6.78%     7.79%
   2003...............................................  76,350    11.74      897     1.60%       7.38%    20.88%
   2002...............................................  39,904     9.71      387     1.60%       7.28%    (2.85)%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................... 200,187    12.66    2,534     1.60%       4.35%     5.84%
   2003............................................... 130,619    11.96    1,562     1.60%       4.02%     2.23%
   2002............................................... 101,339    11.70    1,186     1.60%       3.35%   (16.97)%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 507,955    11.41    5,794     1.60%       2.65%     3.21%
   2003............................................... 389,832    11.05    4,309     1.60%       3.31%     3.36%
   2002............................................... 242,867    10.69    2,596     1.60%       3.39%    (6.94)%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004...............................................     965    13.99       14     1.60%       0.00%     0.00%
 Jennison Portfolio -- Class II Shares
   2004...............................................   5,487    13.02       71     1.60%       0.04%     7.47%
   2003...............................................   4,620    12.12       56     1.60%       0.00%    21.16%
Rydex Variable Trust:
 OTC Fund
   2004...............................................  48,742     9.44      460     1.60%       0.00%     7.60%
   2003...............................................  26,900     8.77      236     1.60%       0.00%    43.09%
   2002...............................................  13,798     6.13       85     1.60%       0.00%   (38.70)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................   9,185    13.74      126     1.60%       0.31%     6.34%
   2003...............................................   1,498    12.92       19     1.60%       0.00%    29.20%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2004...............................................   6,392    14.94       95     1.60%       0.00%    (0.15)%
   2003...............................................   2,760    14.96       41     1.60%       0.00%    43.85%
 SVS Dreman High Return Equity Portfolio -- Class B
   Shares
   2004...............................................  29,297    13.90      407     1.60%       1.10%    11.81%
   2003...............................................  17,801    12.44      221     1.60%       1.48%    29.38%
 SVS Dreman Small Cap Value Portfolio -- Class B
   Shares
   2004...............................................  20,023    16.55      331     1.60%       0.28%    23.52%
   2003...............................................   3,257    13.40       44     1.60%       0.00%    39.38%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  61,659    11.95      737     1.60%       0.52%    15.55%
   2003...............................................  23,679    10.35      245     1.60%       0.13%    28.68%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................   9,109     8.97       82     1.60%       0.00%     5.07%
   2003...............................................   6,477     8.54       55     1.60%       0.00%    18.83%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type V:                                                Units  Unit Value 000s  Net Assets    Ratio     Return
-------                                                ------ ---------- ---- ------------ ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...............................................  7,503   $14.02   $105     1.80%       0.00%     8.84%
   2003...............................................  6,296    12.88     81     1.80%       0.00%    28.77%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004...............................................  2,844     9.83     28     1.80%       0.00%     4.71%
   2003...............................................  2,931     9.39     28     1.80%       0.00%    27.19%
 AIM V.I. Growth Fund -- Series I shares
   2004...............................................  3,458     9.42     33     1.80%       0.00%     6.28%
   2003...............................................  3,385     8.87     30     1.80%       0.00%    28.88%
   2002...............................................  1,967     6.88     14     1.80%       0.00%   (26.15)%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................  7,267     8.93     65     1.80%       0.45%     3.87%
   2003...............................................  6,455     8.59     55     1.80%       0.34%    22.83%
   2002............................................... 15,527     7.00    109     1.80%       0.49%   (30.03)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 87,605    10.70    938     1.80%       0.74%     9.22%
   2003............................................... 72,558     9.80    711     1.80%       0.78%    29.81%
   2002............................................... 29,436     7.55    222     1.80%       0.55%   (24.51)%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004............................................... 19,610     9.18    180     1.80%       0.00%     6.40%
   2003............................................... 16,464     8.62    142     1.80%       0.00%    21.15%
   2002...............................................  3,300     7.12     23     1.80%       0.00%   (28.81)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................  3,077    13.57     42     1.80%       0.00%     3.20%
   2003...............................................  3,005    13.15     40     1.80%       0.00%    31.51%
American Century Variable Portfolios, Inc.:
 VP Ultra Fund -- Class I
   2004...............................................  1,061    12.83     14     1.80%       0.00%     8.68%
   2003...............................................    902    11.80     11     1.80%       0.00%    22.65%
Dreyfus:
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2004...............................................  3,207     9.73     31     1.80%       0.63%     0.00%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................... 73,987    10.17    752     1.80%       2.76%     0.98%
   2003...............................................  8,927    10.07     90     1.80%       1.64%     1.11%
 VT Income Fund of Boston
   2004...............................................     --       --     --     1.80%       1.33%     0.00%
   2003...............................................    115    11.08      1     1.80%       0.00%    11.36%
 VT Worldwide Health Sciences Fund
   2004...............................................  2,313    13.84     32     1.80%       0.00%     4.33%
   2003...............................................  1,094    13.27     15     1.80%       0.00%    27.64%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Net Assets    Expenses as  Investment
                                                             --------------- % of Average   Income    Total
Type V:                                               Units  Unit Value 000s  Net Assets    Ratio     Return
-------                                               ------ ---------- ---- ------------ ---------- ------
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004..............................................  8,133   $12.66   $103     1.80%       6.04%     8.18%
   2003.............................................. 10,220    11.70    120     1.80%       6.55%    19.60%
   2002..............................................  1,030     9.78     10     1.80%       6.18%    (2.16)%
 Federated Kaufmann Fund II -- Service Shares
   2004..............................................  5,995    14.93     90     1.80%       0.00%    12.42%
   2003..............................................  3,471    13.28     46     1.80%       0.00%    32.81%
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004.............................................. 29,932    12.48    374     1.80%       0.15%    13.09%
   2003.............................................. 13,793    11.04    152     1.80%       0.22%    25.89%
   2002..............................................  2,258     8.77     20     1.80%       0.09%   (12.32)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.............................................. 60,159    10.94    658     1.80%       1.15%     9.23%
   2003.............................................. 52,444    10.01    525     1.80%       0.98%    27.69%
   2002.............................................. 22,674     7.84    178     1.80%       0.45%   (21.60)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004..............................................  4,319    10.22     44     1.80%       0.56%     3.62%
   2003.............................................. 13,084     9.86    129     1.80%       0.85%    21.22%
   2002.............................................. 10,477     8.13     85     1.80%       0.29%   (18.68)%
 VIP Growth Portfolio -- Service Class 2
   2004..............................................  7,706     8.96     69     1.80%       0.11%     1.27%
   2003..............................................  4,875     8.85     43     1.80%       0.09%    30.16%
   2002..............................................  1,830     6.80     12     1.80%       0.04%   (32.04)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................. 38,518    14.56    561     1.80%       0.00%    22.41%
   2003.............................................. 44,549    11.89    530     1.80%       0.21%    35.77%
   2002.............................................. 42,836     8.76    375     1.80%       0.12%   (12.40)%
Franklin Templeton Variable Insurance Products Trust:
 Mutual Shares Securities Fund -- Class 2 Shares
   2004..............................................    906    13.30     12     1.80%       0.78%    10.61%
   2003..............................................    906    12.02     11     1.80%       0.50%    22.90%
 Templeton Foreign Securities Fund -- Class 2 Shares
   2004..............................................  2,253    14.45     33     1.80%       1.06%    16.40%
   2003..............................................    202    12.41      3     1.80%       0.05%    29.84%
 Templeton Global Asset Allocation Fund -- Class 2
   Shares
   2004..............................................    734    14.85     11     1.80%       2.89%    13.64%
   2003..............................................    734    13.07     10     1.80%       1.27%    29.58%
GE Investments Funds, Inc.:
 Income Fund
   2004.............................................. 14,741    10.97    162     1.80%       5.88%     1.56%
   2003.............................................. 13,639    10.81    147     1.80%       6.61%     1.73%
   2002..............................................    160    10.62      2     1.80%       3.28%     6.20%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                             Net Assets     Expenses as  Investment
                                                          ----------------- % of Average   Income    Total
Type V:                                            Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                           ------- ---------- ------ ------------ ---------- ------
 Mid-Cap Equity Fund
   2004..........................................  30,131   $11.91   $  359     1.80%       1.12%    13.94%
   2003..........................................  32,636    10.45      341     1.80%       1.57%    30.55%
   2002..........................................  19,610     8.01      157     1.80%       1.07%   (19.94)%
 Money Market Fund
   2004.......................................... 467,693     0.98      457     1.80%       1.00%    (0.86)%
   2003.......................................... 526,897     0.99      520     1.80%       0.79%    (1.03)%
   2002.......................................... 686,286     1.00      686     1.80%       1.43%    (0.33)%
 Premier Growth Equity Fund
   2004..........................................   6,558    10.10       66     1.80%       0.65%     5.11%
   2003..........................................  10,227     9.61       98     1.80%       0.19%    26.60%
   2002..........................................   1,455     7.59       11     1.80%       0.05%   (24.13)%
 Real Estate Securities Fund
   2004..........................................  13,025    16.20      211     1.80%       6.94%    29.99%
   2003..........................................   9,370    12.46      117     1.80%       9.97%    24.62%
 S&P 500(R) Index Fund
   2004.......................................... 110,320    10.28    1,134     1.80%       2.03%     8.47%
   2003.......................................... 126,905     9.48    1,203     1.80%       1.60%    25.97%
   2002..........................................  60,298     7.52      453     1.80%       1.64%   (24.75)%
 Small-Cap Value Equity Fund
   2004..........................................  17,147    11.57      198     1.80%       5.83%    13.08%
   2003..........................................  18,869    10.23      193     1.80%       0.08%    21.88%
   2002..........................................  13,607     8.40      114     1.80%       0.45%    16.03%
 Total Return Fund
   2004..........................................  12,533    12.12      152     1.80%       2.48%     6.24%
   2003..........................................  10,503    11.41      120     1.80%       1.76%    14.09%
 U.S. Equity Fund
   2004..........................................   8,543    10.00       85     1.80%       1.35%     6.22%
   2003..........................................   8,202     9.41       77     1.80%       0.93%    21.06%
   2002..........................................   2,356     7.77       18     1.80%       0.88%   (22.26)%
 Value Equity Fund
   2004..........................................  24,854    10.31      256     1.80%       1.31%     7.60%
   2003..........................................  26,208     9.59      251     1.80%       1.85%    21.82%
   2002..........................................   9,306     7.87       73     1.80%       1.41%   (21.31)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................   2,075    13.40       28     1.80%       0.00%     6.83%
   2003..........................................     163    12.54        2     1.80%       0.00%    25.44%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.......................................... 128,209    10.78    1,382     1.80%       2.34%     6.34%
   2003.......................................... 127,350    10.13    1,291     1.80%       1.98%    11.68%
   2002.......................................... 109,084     9.07      989     1.80%       2.58%    (9.26)%
 Capital Appreciation Portfolio -- Service Shares
   2004..........................................   1,929    11.51       22     1.80%       0.03%    15.85%
   2003..........................................   2,041     9.93       20     1.80%       0.28%    18.07%
   2002..........................................   3,613     8.41       30     1.80%       0.35%   (15.86)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type V:                                                Units  Unit Value 000s  Net Assets    Ratio     Return
-------                                                ------ ---------- ---- ------------ ---------- ------
 Global Life Sciences Portfolio -- Service Shares
   2004...............................................  1,594   $10.53   $ 17     1.80%       0.00%    12.17%
   2003...............................................  1,600     9.39     15     1.80%       0.00%    23.92%
   2002...............................................  2,891     7.58     22     1.80%       0.00%   (24.23)%
 Global Technology Portfolio -- Service Shares
   2004...............................................  2,839     8.45     24     1.80%       0.00%    (1.24)%
   2003...............................................  1,399     8.56     12     1.80%       0.00%    43.84%
   2002...............................................  4,779     5.95     28     1.80%       0.00%   (40.49)%
 Growth Portfolio -- Service Shares
   2004...............................................  2,883     9.34     27     1.80%       0.00%     2.33%
   2003...............................................  3,021     9.12     28     1.80%       0.00%    29.13%
   2002...............................................  1,124     7.07      8     1.80%       0.00%   (29.93)%
 International Growth Portfolio -- Service Shares
   2004...............................................  6,131    11.27     69     1.80%       0.93%    16.55%
   2003...............................................  5,991     9.67     58     1.80%       1.00%    32.11%
   2002...............................................  1,352     7.32     10     1.80%       0.64%    26.79%
 Mid Cap Growth Portfolio -- Service Shares
   2004...............................................  1,000    12.10     12     1.80%       0.00%    18.31%
   2003...............................................  1,037    10.23     11     1.80%       0.00%    32.34%
   2002...............................................  1,109     7.73      9     1.80%       0.00%   (22.70)%
 Worldwide Growth Portfolio -- Service Shares
   2004...............................................  5,678     9.14     52     1.80%       0.89%     2.65%
   2003...............................................  6,217     8.90     55     1.80%       0.91%    21.46%
   2002...............................................  4,893     7.33     36     1.80%       0.76%   (26.73)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2004...............................................  7,683    10.62     82     1.80%       3.39%     2.41%
   2003...............................................    534    10.37      6     1.80%       0.63%     1.85%
 International Equity Portfolio
   2004...............................................  2,379    14.91     35     1.80%       0.48%    16.24%
   2003...............................................    973    12.83     12     1.80%       0.00%    30.06%
 Mid Cap Value Portfolio
   2004...............................................  3,884    15.36     60     1.80%       0.56%    18.88%
   2003...............................................  1,094    12.92     14     1.80%       0.31%    27.30%
 Small Company Portfolio
   2004...............................................  1,719    16.01     28     1.80%       0.00%    24.88%
   2003...............................................     40    12.82      1     1.80%       0.00%    33.53%
 U.S. Large Cap Core Equity Portfolio
   2004...............................................  2,786    13.27     37     1.80%       0.83%     0.00%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004............................................... 34,396     9.31    320     1.80%       0.00%     7.02%
   2003............................................... 38,613     8.70    336     1.80%       0.00%    20.40%
   2002............................................... 34,313     7.23    248     1.80%       0.00%   (27.74)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type V:                                                  Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                 ------- ---------- ------ ------------ ---------- ------
 MFS(R) Investors Trust Series -- Service Class Shares
   2004................................................  11,501   $10.03   $  115     1.80%       0.37%     9.13%
   2003................................................  13,905     9.19      128     1.80%       0.47%    19.64%
   2002................................................   7,610     7.68       58     1.80%       0.31%   (23.17)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004................................................   4,502     9.32       42     1.80%       0.00%     4.30%
   2003................................................   2,627     8.94       23     1.80%       0.00%    31.03%
   2002................................................     101     6.82        1     1.80%       0.00%   (31.78)%
 MFS(R) Strategic Income Series -- Service Class Shares
   2004................................................   1,208    11.73       14     1.80%       4.11%     5.61%
   2003................................................     952    11.10       11     1.80%       0.00%     8.12%
 MFS(R) Total Return Series -- Service Class Shares
   2004................................................     643    12.44        8     1.80%       0.99%     9.03%
   2003................................................     175    11.41        2     1.80%       0.36%    13.92%
 MFS(R) Utilities Series -- Service Class Shares
   2004................................................   5,013    13.53       68     1.80%       1.14%    27.51%
   2003................................................   2,712    10.61       29     1.80%       2.09%    33.13%
   2002................................................   1,548     7.97       12     1.80%       2.08%   (20.77)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004................................................   7,853    13.69      108     1.80%       0.00%     0.00%
 Nations Marsico International Opportunities Portfolio
   2004................................................   1,931    15.30       30     1.80%       0.52%    14.50%
   2003................................................   1,127    13.36       15     1.80%       0.01%    33.59%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004................................................     177    14.04        2     1.80%       0.00%    17.28%
   2003................................................     101    11.97        1     1.80%       0.00%    19.73%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004................................................     452    10.92        5     1.80%       0.00%     9.23%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004................................................   4,496    13.30       60     1.80%       0.15%     4.70%
   2003................................................     997    12.71       13     1.80%       0.03%    28.34%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004................................................  36,982    12.25      453     1.80%       1.04%    16.74%
   2003................................................  37,800    10.49      397     1.80%       0.49%    40.29%
   2002................................................  19,752     7.48      148     1.80%       0.11%   (25.22)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004................................................ 144,709    10.40    1,505     1.80%       0.67%     7.18%
   2003................................................ 168,642     9.71    1,637     1.80%       0.79%    24.16%
   2002................................................ 136,697     7.82    1,069     1.80%       0.21%   (21.83)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004................................................  15,415    15.61      241     1.80%       0.00%    17.04%
   2003................................................   8,173    13.34      109     1.80%       0.00%    41.65%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type V:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                ------- ---------- ------ ------------ ---------- ------
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004...............................................   1,523   $11.07   $   17     1.80%       2.94%     3.66%
   2003...............................................   9,075    10.68       97     1.80%       2.64%     0.42%
   2002...............................................   8,408    10.63       89     1.80%       1.97%     6.32%
 High Yield Portfolio -- Administrative Class Shares
   2004...............................................  26,261    12.59      331     1.80%       6.78%     7.57%
   2003...............................................  22,290    11.70      261     1.80%       7.38%    20.64%
   2002...............................................  12,000     9.70      116     1.80%       7.28%    (3.01)%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004...............................................  64,930    12.59      817     1.80%       4.35%     5.63%
   2003............................................... 105,328    11.91    1,255     1.80%       4.02%     2.03%
   2002...............................................  92,981    11.68    1,086     1.80%       3.35%    16.78%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 129,504    11.34    1,469     1.80%       2.65%     3.00%
   2003............................................... 142,859    11.01    1,573     1.80%       3.31%     3.15%
   2002............................................... 111,409    10.68    1,190     1.80%       3.39%     6.76%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004...............................................     622    12.98        8     1.80%       0.04%     7.25%
   2003...............................................     670    12.10        8     1.80%       0.00%    21.00%
Rydex Variable Trust:
 OTC Fund
   2004...............................................  26,709     9.38      251     1.80%       0.00%     7.38%
   2003...............................................     634     8.74        6     1.80%       0.00%    42.80%
   2002...............................................     699     6.12        4     1.80%       0.00%   (38.80)%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2004...............................................     582    14.87        9     1.80%       0.00%    -0.35%
   2003...............................................     582    14.92        9     1.80%       0.00%    43.56%
 SVS Dreman Small Cap Value Portfolio -- Class B
   Shares
   2004...............................................     399    16.47        7     1.80%       0.28%    23.27%
   2003...............................................      38    13.36        1     1.80%       0.00%    39.10%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  14,166    11.89      168     1.80%       0.52%    15.31%
   2003...............................................   7,135    10.31       74     1.80%       0.13%    28.42%
   2002...............................................   2,539     8.03       20     1.80%       0.00%   (19.71)%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................   1,970     8.92       18     1.80%       0.00%     4.86%
   2003...............................................     842     8.51        7     1.80%       0.00%    18.59%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income   Total
Type VI:                                               Units  Unit Value 000s  Net Assets    Ratio    Return
--------                                               ------ ---------- ---- ------------ ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004............................................... 10,432   $11.83   $123     1.70%       0.00%    8.95%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 19,348    11.89    230     1.70%       0.74%    9.33%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004...............................................  1,335    11.21     15     1.70%       0.00%    6.50%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................    539    10.84      6     1.70%       0.00%    3.30%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................... 20,684    10.12    209     1.70%       2.76%    1.08%
 VT Worldwide Health Sciences Fund
   2004...............................................  5,056    11.20     57     1.70%       0.00%    4.43%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004...............................................  6,419    11.06     71     1.70%       6.04%    8.29%
 Federated Kaufmann Fund II -- Service Shares
   2004............................................... 11,802    11.59    137     1.70%       0.00%   12.54%
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................... 12,674    11.96    152     1.70%       0.15%   13.20%
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2004...............................................    142    10.67      2     1.70%       0.00%   (0.44)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................... 14,918    12.04    180     1.70%       1.15%    9.34%
 VIP Growth & Income Portfolio -- Service Class 2
   2004...............................................  1,559    10.96     17     1.70%       0.56%    3.73%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................  1,663    10.72     18     1.70%       0.11%    1.37%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................... 17,053    13.15    224     1.70%       0.00%   22.54%
 VIP Value Strategies Portfolio -- Service Class 2
   2004...............................................    203    11.25      2     1.70%       0.00%   12.55%
GE Investments Funds, Inc.:
 Income Fund
   2004............................................... 11,227    10.18    114     1.70%       5.88%    1.66%
 Mid-Cap Equity Fund
   2004...............................................  5,460    12.05     66     1.70%       1.12%   14.05%
 Money Market Fund
   2004............................................... 51,664     9.91    512     1.70%       1.00%   (0.76)%
 Premier Growth Equity Fund
   2004...............................................  2,258    11.17     25     1.70%       0.65%    5.21%
 Real Estate Securities Fund
   2004...............................................  3,951    13.51     53     1.70%       6.94%   30.12%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets    Expenses as  Investment
                                                                --------------- % of Average   Income   Total
Type VI:                                                 Units  Unit Value 000s  Net Assets    Ratio    Return
--------                                                 ------ ---------- ---- ------------ ---------- ------
 S&P 500(R) Index Fund
   2004................................................. 12,699   $11.66   $148     1.70%       2.03%    8.58%
 Small-Cap Value Equity Fund
   2004.................................................  6,810    12.18     83     1.70%       5.83%   13.19%
 Total Return Fund
   2004.................................................  8,024    11.21     90     1.70%       2.48%    6.35%
 U.S. Equity Fund
   2004.................................................  3,095    11.39     35     1.70%       1.35%    6.33%
 Value Equity Fund
   2004.................................................  2,802    11.56     32     1.70%       1.31%    7.71%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004.................................................  1,088    11.56     13     1.70%       0.00%    6.94%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004................................................. 12,244    11.02    135     1.70%       2.34%    6.45%
 International Growth Portfolio -- Service Shares
   2004.................................................    646    12.83      8     1.70%       0.93%   16.67%
Merrill Lynch Variable Series Fund, Inc.:
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004.................................................  2,383    10.86     26     1.70%       1.91%    8.60%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004.................................................  5,634    11.26     63     1.70%       0.00%    7.13%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004.................................................  2,163    11.66     25     1.70%       0.37%    9.24%
 MFS(R) New Discovery Series -- Service Class Shares
   2004.................................................  1,655    10.75     18     1.70%       0.00%    4.40%
 MFS(R) Utilities Series -- Service Class Shares
   2004.................................................  3,568    13.93     50     1.70%       1.14%   27.64%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004................................................. 16,607    11.58    192     1.70%       0.00%   11.11%
 Nations Marsico International Opportunities Portfolio
   2004................................................. 11,130    12.48    139     1.70%       0.52%   14.61%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004.................................................  1,687    12.03     20     1.70%       0.00%   17.40%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004.................................................    320    10.93      3     1.70%       0.00%    9.31%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2004................................................. 17,912    11.21    201     1.70%       0.15%    4.80%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income   Total
Type VI:                                               Units  Unit Value 000s  Net Assets    Ratio    Return
--------                                               ------ ---------- ---- ------------ ---------- ------
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004...............................................  4,861   $12.74   $ 62     1.70%       1.04%   16.86%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004............................................... 14,912    11.41    170     1.70%       0.67%    7.29%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2004...............................................  8,446    12.38    105     1.70%       0.00%   17.15%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 14,878    11.03    164     1.70%       6.78%    7.68%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004............................................... 13,743    10.55    145     1.70%       4.35%    5.74%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 44,613    10.34    461     1.70%       2.65%    3.11%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004...............................................    172    12.35      2     1.70%       0.00%   13.42%
Rydex Variable Trust:
 OTC Fund
   2004...............................................    102    11.45      1     1.70%       0.00%    7.49%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................  6,673    11.41     76     1.70%       0.31%    6.24%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  8,744    12.49    109     1.70%       0.52%   15.43%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................  1,369    10.90     15     1.70%       0.00%    4.96%

Type VII:
---------
GE Investments Funds, Inc.:
 Total Return Fund
   2004............................................... 32,826    11.63    382     1.50%       2.48%   10.33%

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                             Financial Statements

                     Year ended December 31, 2004 and 2003

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                               Table of Contents

                               December 31, 2004

                                                                            Page
                                                                            ----
Financial Statements:

   Report of Independent Registered Public Accounting Firm................. F-1

   Statements of Income.................................................... F-2

   Balance Sheets.......................................................... F-3

   Statements of Stockholder's Interest.................................... F-4

   Statements of Cash Flows................................................ F-5

   Notes to Financial Statements........................................... F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
GE Capital Life Assurance Company of New York:

We have audited the accompanying balance sheets of GE Capital Life Assurance Company of New York (the Company) as of December 31, 2004 and 2003, and the related statements of income, stockholder's interest, and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of GE Capital Life Assurance Company of New York as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.

/s/ KPMG LLP

Richmond, Virginia
April 1, 2005

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                             Statements of Income
                         (Dollar amounts in millions)

                              Years Ended December 31,
                              ------------------------
                               2004     2003    2002
                              ------   ------  ------
Revenues:
   Net investment income..... $219.7   $245.5  $220.7
   Premiums..................  193.1    236.5   221.5
   Net realized
     investment gains
     (losses)................   (0.3)     3.1     7.5
   Other income..............    5.2      2.8     1.2
                              ------   ------  ------
       Total revenues........  417.7    487.9   450.9
                              ------   ------  ------
Benefits and expenses:
   Interest credited.........  120.9    142.7   129.6
   Benefits and other
     changes in policy
     reserves................  180.5    253.2   259.3
   Underwriting,
     acquisition and
     insurance expenses,
     net of deferrals........   38.3     29.0    31.6
   Amortization of
     deferred
     acquisition costs
     and intangibles.........   24.7     34.3    17.2
                              ------   ------  ------
       Total benefits
         and expenses........  364.4    459.2   437.7
                              ------   ------  ------
Income before income
  taxes......................   53.3     28.7    13.2
Provision (benefit) for
  income taxes...............  (25.7)    10.0     0.4
                              ------   ------  ------
Net income................... $ 79.0   $ 18.7  $ 12.8
                              ======   ======  ======

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                                Balance Sheets
              (Dollar amounts in millions, except share amounts)

                               December 31,
                             -----------------
                               2004     2003
                             -------- --------
Assets
Investments:
   Fixed maturities
     available-for-sale,
     at fair value.......... $3,716.8 $4,147.7
   Equity securities
     available-for-sale,
     at fair value..........     47.3     45.4
   Mortgage loans, net
     of valuation
     allowance of $4.7
     and $4.2 at
     December 31, 2004
     and 2003,
     respectively...........    543.3    485.5
   Policy Loans.............      1.0      1.3
   Other invested assets....    293.9     62.4
   Short-term investments...       --     34.9
                             -------- --------
      Total investments.....  4,602.3  4,777.2
                             -------- --------
Cash and cash equivalents...     18.4     28.3
Accrued investment income...     44.6     79.9
Deferred acquisition
 costs......................    235.7    232.1
Goodwill....................     54.1     54.1
Intangible assets...........     10.1     82.9
Other assets................     30.5     37.2
Reinsurance recoverable.....  1,208.5     18.6
Separate account assets.....    232.3    146.0
                             -------- --------
      Total assets.......... $6,436.5 $5,456.3
                             -------- --------
Liabilities and
Stockholder's Interest
Liabilities:
   Future annuity and
     contract benefits...... $4,935.0 $4,309.7
   Liability for policy
     and contract claims....    173.5    141.1
   Unearned premiums........     47.6     44.6
   Other policyholder
     liabilities............      5.8     25.8
   Accounts payable and
     accrued expenses.......    351.1    133.4
   Deferred income tax
     liability..............     35.1     60.8
   Separate account
     liabilities............    232.3    146.0
                             -------- --------
      Total liabilities.....  5,780.4  4,861.4
                             -------- --------
Stockholder's interest:
   Net unrealized
     investment gains.......     53.9     70.1
                             -------- --------
   Accumulated non-owner
     changes in
     stockholder's
     interest...............     53.9     70.1
   Common stock ($1,000
     par value, 2,000
     shares authorized,
     issued and
     outstanding)...........      2.0      2.0
   Additional paid-in
     capital................    422.6    422.6
   Retained earnings........    177.6    100.2
                             -------- --------
      Total
        stockholder's
        interest............    656.1    594.9
                             -------- --------
      Total liabilities
        and
        stockholder's
        interest............ $6,436.5 $5,456.3
                             ======== ========

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                     Statements of Stockholder's Interest
              (Dollar amounts in millions, except share amounts)

                                                        Accumulated
                               Common Stock  Additional  Non-owner               Total
                               -------------  Paid-In     Changes   Retained Stockholder's
                               Shares Amount  Capital    In Equity  Earnings   Interest
                               ------ ------ ---------- ----------- -------- -------------
Balances at January 1,
  2002........................ 2,000   $2.0    $387.6     $ (2.7)    $ 68.7     $455.6
                               -----   ----    ------     ------     ------     ------
Changes other than
  transactions with
  stockholder:
   Net income.................    --     --        --         --       12.8       12.8
   Net unrealized gains
     on investment
     securities (a)...........    --     --        --       56.9         --       56.9
                                                                                ------
       Total changes
         other than
         transactions
         with stockholder.....    --     --        --         --         --       69.7
Capital contribution..........    --     --      35.0         --         --       35.0
                               -----   ----    ------     ------     ------     ------
Balances at December 31,
  2002........................ 2,000    2.0     422.6       54.2       81.5      560.3
                                                                                ------
Changes other than
  transactions with
  stockholder:
   Net income.................    --     --        --         --       18.7       18.7
   Net unrealized gains
     on investment
     securities (a)...........    --     --        --       15.9         --       15.9
                                                                                ------
       Total changes
         other than
         transactions
         with stockholder.....    --     --        --         --         --       34.6
                               -----   ----    ------     ------     ------     ------
Balances at December 31,
  2003........................ 2,000    2.0     422.6       70.1      100.2      594.9
                                                                                ------
Changes other than
  transactions with
  stockholder:
   Net income.................    --     --        --         --       79.0       79.0
   Net unrealized losses
     on investment
     securities (a)...........    --     --        --      (16.2)        --      (16.2)
                                                                                ------
       Total changes
         other than
         transactions
         with stockholder.....    --     --        --         --         --       62.8
Dividends declared............    --     --        --         --       (1.6)      (1.6)
                               -----   ----    ------     ------     ------     ------
Balances at December 31,
  2004........................ 2,000   $2.0    $422.6     $ 53.9     $177.6     $656.1
                               =====   ====    ======     ======     ======     ======

--------
(a)Presented net of deferred taxes of $8.4 million, $(8.3) million and $(30.8) million in 2004, 2003 and 2002, respectively.



                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                           Statements of Cash Flows
                         (Dollar amounts in millions)

                                            Years Ended December 31,
                                        -------------------------------
                                           2004       2003       2002
                                        ---------  ---------  ---------
Cash flows from
  operating activities:
   Net income.......................... $    79.0  $    18.7  $    12.8
   Adjustments to
     reconcile net
     income to net cash
     from operating
     activities:
       Change in future
         policy benefits...............     288.7      308.5      325.7
   Net realized
     investment (gains)
     losses............................       0.3       (3.1)      (7.5)
   Amortization of
     investment premiums
     and discounts.....................       8.1       15.8        4.4
   Acquisition costs
     deferred..........................     (59.4)     (75.6)     (71.7)
   Amortization of
     intangibles, net..................      24.7       34.3       17.2
   Deferred income taxes...............     (17.5)      27.3      (13.7)
   Change in certain
     assets and
     liabilities:
       (Increase)
         decrease in:
          Accrued
            investment
            income.....................      35.3      (15.1)       4.3
          Other assets,
            net........................       4.5       64.7      149.1
       Increase
         (decrease) in:
          Other
            policyholder
            related
            balances...................     (20.1)     (29.4)     (15.3)
          Policy and
            contract
            claims.....................     (60.8)      29.2       32.2
          Accounts
            payable and
            accrued
            expenses...................     (31.5)      69.7     (122.9)
                                        ---------  ---------  ---------
              Net cash
                from
                operating
                activities.............     251.3      445.0      314.6
                                        ---------  ---------  ---------
Cash flows from
  investing activities:
   Short-term investing
     activities, net...................      34.9         --      (29.9)
   Proceeds from sales
     and maturities of
     investments in
     securities........................     658.0      851.2    1,201.1
   Purchases of
     securities........................  (1,224.1)  (1,499.6)  (1,835.2)
   Mortgage and policy
     loan originations.................    (154.3)    (201.1)     (69.7)
   Principal collected
     on mortgage and
     policy loans......................      95.9       57.1       64.6
                                        ---------  ---------  ---------
              Net cash
                from
                investing
                activities.............    (589.6)    (792.4)    (669.1)
                                        ---------  ---------  ---------
Cash flows from
  financing activities:
   Proceeds from
     issuance of
     investment contracts..............     640.4      557.5      583.9
   Capital contribution................        --         --       35.0
   Redemption and
     benefit payments on
     investment contracts..............    (312.0)    (221.1)    (228.6)
                                        ---------  ---------  ---------
              Net cash
                from
                financing
                activities.............     328.4      336.4      390.3
                                        ---------  ---------  ---------
              Net
                increase
                (decrease)
                in cash
                and cash
                equivalents............      (9.9)     (11.0)      35.8
Cash and cash
  equivalents at
  beginning of year....................      28.3       39.3        3.5
                                        ---------  ---------  ---------
Cash and cash
  equivalents at end of
  year................................. $    18.4  $    28.3  $    39.3
                                        =========  =========  =========


                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                 Years Ended December 31, 2004, 2003, and 2002


(1)Basis of Presentation and Summary of Significant Accounting Policies

   The accompanying financial statements include the historical operations and accounts of GE Capital Life Assurance Company of New York ("GECLA-NY"). GECLA-NY (the "Company", "we", "us", or "our" unless context otherwise requires) is a wholly-owned subsidiary of General Electrical Capital Assurance Company ("GE Capital Assurance"), which, in turn, is a wholly-owned subsidiary of GNA Corporation ("GNA").

   On May 24, 2004, GE Financial Assurance Holdings, Inc., ("GEFAHI") transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA, our indirect parent. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange. As of December 31, 2004, approximately 30% of Genworth's common stock is now owned by public stockholders. GEFAHI owns approximately 70% of Genworth's common stock as December 31, 2004.

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

  (b) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments products include deferred annuities (variable and fixed) which are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, whole life and long-term care insurance.

   We market and sell products in the State of New York through financial institutions and various agencies. During 2004, 2003 and 2002, 70%, 55%, and 78% respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 52%, 34%, and 55%, respectively, of total product sales.

  (c) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

  (d) Net Investment Income and Net Realized Investment Gains and Losses

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2004, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

  (e) Other Income

   Other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (f) Cash and Cash Equivalents

   Certificates, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Balance Sheets and Statements of Cash Flows. Items with maturities greater than 90 days but less than a year are included in short-term investments.

  (g) Investment Securities

   We have designated all of our investment securities as available-for-sale and report them in our Balance Sheets at fair value. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated nonowner changes in stockholder's interest and accordingly, have no effect on net income.

   We regularly review investment securities for impairment in accordance with our policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk and asset management teams as well as the portfolio management and research capabilities of GE Asset Management, Inc. ("GEAM") and other third party asset managers, as appropriate. We actively perform comprehensive market research, monitor market conditions and segment our investments by credit risk in order to minimize impairment risks. The risks inherent in reviewing the impairment of any investment security include the risk that market results may differ from expectations; facts and circumstances may change in the future and differ from estimates and assumptions; or we may later decide to sell an investment security before it recovers in value as a result of changed circumstances. If we change our estimate to conclude that a decline in the value of an investment security is other than temporary, we will reflect a charge for the impairment in the period our estimate changes.

  (h) Securities Lending Activity

   We engage in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

applicable securities loaned. We maintain effective control over all loaned securities and therefore, continue to report such securities as fixed maturities in the Balance Sheets.

   Cash collateral received on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in accounts payable and accrued expenses for the obligation to return the collateral. Non-cash collateral, such as a security received by us, is not reflected in our assets in the balance Sheets, as we have not or repledged or sold the collateral. The fair value of collateral held and included in other invested assets was $293.9 million and $62.4 million at December 31, 2004 and 2003, respectively. We had non-cash collateral of $5.3 million and $0 million at December 31, 2004 and 2003, respectively.

  (i) Mortgage and Policy Loans

   Mortgage and policy loans are stated at their unpaid principal balance. Mortgage loans are stated net of an allowance for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled loans, if any.

  (j) Short-term Investments

   Short-term investments are stated at amortized cost, which approximates fair value. Equity securities are stated at fair value. Other long-term investments are stated generally at amortized cost.

  (k) Deferred Acquisition Costs

   Acquisition costs include costs that vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts -- Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions regarding mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits and is adjusted as those estimates are revised.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves.

  (l) Intangible Assets

   Present Value of Future Profits -- In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves.

   Deferred Sales Inducements to Contractholders -- We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit. Our sales inducements to contractholders deferred prior to the adoption of American Institute of Certified Public Accountants ("AICPA") Statement of Position 03-1 ("SOP 03-1"), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we included in unamortized deferred acquisition costs, were reinsured effective January 1, 2004.

  (m) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. When available and as appropriate, we use comparative market multiples to corroborate discounted cash flow results. When a business within a reporting unit is disposed of, goodwill is allocated to the business using the relative fair value methodology to measure the gain or loss on disposal.

  (n) Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

  (o) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contract holders and variable life policyholders. We assess mortality risk fees and administration charges on the assets in the separate account. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

  (p) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

  (q) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (r) Income Taxes

   For periods prior to 2004, we filed a consolidated life insurance federal income tax return with our parent, GECA, and its other life insurance affiliates. We were subject to a tax-sharing agreement, as approved by state insurance regulators, which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock from GEFAHI to Genworth, we will be included in the consolidated federal income tax return of General Electric Corporation ("GE"). During this period, we will be subject to a tax-sharing arrangement that allocates tax on a separate company basis, but provides benefit for current utilization of losses and credits. Intercompany balances will be settled at least annually.

   Subsequent to the transfer of our outstanding capital stock from GEFAHI to Genworth, we will file a consolidated life insurance federal income tax return with our parent, GECA, and its other life insurance affiliates. We will be subject to a separate tax-sharing agreement, as approved by state insurance regulators, which will allocate taxes on a separate company basis but will provide benefit for current utilization of losses and credits. Intercompany balances will be settled at least annually.

   Deferred federal taxes are provided for temporary differences between the carrying amounts of assets and liabilities and their tax bases and are stated at the enacted tax rates expected to be in effect when taxes are actually paid or recovered.

  (s) Accounting Changes

   On January 1, 2004 we adopted AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 on net income and other comprehensive income was immaterial.

   As described in Note 5, on April 15, 2004 we reinsured our in-force variable annuity contracts, excluding the GE Retirement Answer product ("GERA(TM)"), to Union Fidelity Life Insurance Company ("UFLIC"), effective as of January 1, 2004. We have continued to sell variable annuities and are retaining that business for our own account. This reinsurance transaction for the separate account of the variable annuity is structured as modified coinsurance. As such, the separate account assets remain with us, and essentially all separate account assets and liabilities relate to variable annuity contracts. Excluding this reinsurance block, the separate account liabilities include both variable annuity and variable life insurance contracts. Investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder for assets allocated to the separate account option. Our variable contracts also include fixed accounts, which are accounted for and recognized as general account assets and liabilities. Essentially all of our separate account guarantees are death benefits.

   Our variable annuity contracts provide for a guaranteed minimum death benefit ("GMDB"), which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase, at an additional charge, a

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

GMDB rider that provides for an enhanced death benefit. The minimum death benefit that we contractually guarantee to be paid on receipt of due proof of the annuitant's death is either one of the following specified amounts or, in some cases, the greater of two or more of these amounts: (a) current account value, (b) return of premium, which is no less than net deposits made to the contract reduced by any amounts withdrawn from the policy, or (c) the highest contract value on an anniversary date ("ratchet"), adjusted for subsequent premiums and withdrawals, if any, from the policy.

   The total account value of our variable annuities with GMDBs, net of reinsurance, which includes both separate account and fixed account assets, was approximately $0 million and $74.8 million at January 1 and December 31, 2004, respectively, with related death benefit exposure (or net amount at risk) of approximately $0 million at January 1 and December 31, 2004. Account value at December 31, 2004 was made up of $34.9 million of return of premium and $39.9 million of ratchet.

   The average attained age of our variable annuity contractholders with GMDBs, weighted by net amount at risk, is 60.1 years of age as of December 31, 2004.

   The liability for our GMDBs on variable annuity contracts net of reinsurance was $0 million at December 31, 2004. Benefits paid and incurred GMDB, net of reinsurance, were $0 million for the year ended December 31, 2004.

   The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account and recognizing the excess ratably over the accumulation period based on total expected assessments. We regularly evaluate estimates used and adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

   The following assumptions were used to determine the variable annuity GMDB liability at December 31, 2004: data used was 1,000 stochastically generated investment performance scenarios; geometric mean equity growth assumed to be 8.9% and volatility assumed to be 20% for the portion of account value invested in equity securities; mortality assumed to be 95% of the 1983 Basic Table mortality; lapse rates, which vary by contract type and duration, assumed to range from 1% to 25% and correspond closely to lapse rates used for deferred acquisition cost amortization; and discount rate assumed to be 8%.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Balance Sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Statements of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

   We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit. Our sales inducements to contractholders deferred prior to the adoption of SOP 03-1, which we included in unamortized deferred acquisition costs, were reinsured effective January 1, 2004. For the year ended December 31, 2004, we deferred new sales inducements to contractholders of $3.1 million. Deferred sales inducements to contractholders are reported as separate intangible assets and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize deferred acquisition costs. For the year ended December 31, 2004, we amortized sales inducements to contractholders of $0.1 million.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


(2)Investment Securities

  (a) Net Investment Income

   For the years ended December 31, the sources of investment income were as follows:

(Dollar amounts in millions)            2004    2003    2002
----------------------------           ------  ------  ------
Fixed maturities and equity securities $192.0  $219.0  $197.1
Mortgage and policy loans.............   31.3    30.6    26.4
                                       ------  ------  ------
Gross investment income...............  223.3   249.6   223.5
Investment expenses...................   (3.6)   (4.1)   (2.8)
                                       ------  ------  ------
Net investment income................. $219.7  $245.5  $220.7
                                       ======  ======  ======

  (b) Fixed Maturities and Equity Securities

   For the years ended December 31, sales proceeds and gross realized investment gains and losses resulting from the sales of investment securities available-for-sale were as follows:

(Dollar amounts in millions)           2004   2003    2002
----------------------------          -----  ------  ------
Gross realized investment:
   Gains............................. $ 3.4  $ 14.0  $ 33.8
   Losses, including impairments (a).  (3.7)  (10.9)  (26.3)
                                      -----  ------  ------
Net realized investment gains........ $(0.3) $  3.1  $  7.5
                                      =====  ======  ======

--------
(a)Impairments were $(0.8), $(2.7), and $(16.8) in 2004, 2003 and 2002, respectively.

   Net unrealized gains and losses on investment securities classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale securities are reflected as a separate component of stockholder's interest at December 31 and are summarized as follows:

   Net unrealized gains (losses) on available-for-sale investment securities before adjustments:

(Dollar amounts in millions)                                                       2004    2003    2002
----------------------------                                                      ------  ------  ------
Fixed maturities................................................................. $115.9  $163.8  $ 90.0
Equity securities................................................................    6.1     4.1    (4.3)
                                                                                  ------  ------  ------
   Subtotal......................................................................  122.0   167.9    85.7
Adjustments to the present value of future profits and deferred acquisition costs  (39.1)  (60.4)   (2.4)
Deferred income taxes............................................................  (29.0)  (37.4)  (29.1)
                                                                                  ------  ------  ------
   Net unrealized gains on available-for-sale investment securities.............. $ 53.9  $ 70.1  $ 54.2
                                                                                  ======  ======  ======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in stockholder's interest is as follows:

(Dollar amounts in millions)                                                                              2004    2003   2002
----------------------------                                                                             ------  -----  -----
Net unrealized gains (losses) on investment securities as of January 1.................................. $ 70.1  $54.2  $(2.7)
Unrealized gains (losses) on investment securities -- net of deferred taxes of $8.3, $(9.5), and $(33.4)  (16.0)  17.9   61.8
Reclassification adjustments to net realized investment losses, net of deferred taxes of $0.1, $1.2
  and $2.6..............................................................................................   (0.2)  (2.0)  (4.9)
                                                                                                         ------  -----  -----
Net unrealized gains on investment securities as of December 31......................................... $ 53.9  $70.1  $54.2
                                                                                                         ======  =====  =====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   At December 31, the amortized cost, gross unrealized gains and losses, and fair values of our fixed maturities and equity securities available-for-sale were as follows:

                                                                  Gross      Gross
2004                                                  Amortized Unrealized Unrealized  Fair
(Dollar amounts in millions)                            Cost      Gains      Losses    Value
----------------------------                          --------- ---------- ---------- --------
Fixed maturities:
   U.S. government and agency........................ $   21.7    $  2.2     $   --   $   23.9
   Non-U.S. government...............................     50.8       3.6         --       54.4
   Non-U.S. corporate................................    352.5      14.0       (1.3)     365.2
   U.S. corporate....................................  1,471.1      58.7       (5.2)   1,524.6
   Public utilities..................................    504.5      31.2       (0.7)     535.0
   Mortgage-backed...................................  1,046.7      16.3       (4.5)   1,058.5
   Asset-backed......................................    153.6       1.7       (0.1)     155.2
                                                      --------    ------     ------   --------
       Total fixed maturities........................  3,600.9     127.7      (11.8)   3,716.8
   Non-redeemable preferred stock....................     41.2       6.2       (0.1)      47.3
                                                      --------    ------     ------   --------
          Total available-for-sale securities........ $3,642.1    $133.9     $(11.9)  $3,764.1
                                                      ========    ======     ======   ========

                                                                  Gross      Gross
2003                                                  Amortized Unrealized Unrealized  Fair
(Dollar amounts in millions)                            Cost      Gains      Losses    Value
----------------------------                          --------- ---------- ---------- --------
Fixed maturities:
   U.S. government and agency........................ $   31.7    $  1.2     $   --   $   32.9
   Non-U.S. government...............................     42.2       2.4       (0.1)      44.5
   Non-U.S. corporate................................    454.0      21.3       (2.8)     472.5
   U.S. corporate....................................  1,875.0      92.6      (13.3)   1,954.3
   Public utilities..................................    639.8      44.5       (2.3)     682.0
   Mortgage-backed...................................    670.0      17.2       (3.7)     683.5
   Asset-backed......................................    271.2       7.0       (0.2)     278.0
                                                      --------    ------     ------   --------
       Total fixed maturities........................  3,983.9     186.2      (22.4)   4,147.7
   Non-redeemable preferred stock....................     41.3       4.2       (0.1)      45.4
                                                      --------    ------     ------   --------
          Total available-for-sale securities........ $4,025.2    $190.4     $(22.5)  $4,193.1
                                                      ========    ======     ======   ========

   We regularly review each investment security for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative measures include length of time and amount that each security position is in an unrealized loss position and for fixed maturity securities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk, and asset management teams as well as the portfolio management and research capabilities of GEAM and other third party asset managers, as appropriate. Our qualitative review attempts to identify those issuers with a greater than 50% chance of default in the coming twelve months. These securities are characterized as "at-risk" of impairment. As of December 31, 2004, securities "at risk" of impairment had aggregate unrealized losses of approximately $1.1 million.

   For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect principal and interest in accordance with the contractual terms of the instruments or to recover based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value. Fair value is based on quoted market price, except for certain infrequently traded securities where we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values.

   During 2004, 2003 and 2002, we recognized impairment losses of $0.8 million, $2.7 million and $16.8 million, respectively. We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the normal course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, on a historical basis, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31,

2004
(Dollar amounts in millions)                           Less than 12 Months
----------------------------          -----------------------------------------------------
                                                                Gross
                                       Amortized              unrealized % Below    # of
                                      cost or cost Fair value   losses    cost   securities
Description of Securities             ------------ ---------- ---------- ------- ----------
Fixed maturities:
   Non-U.S. government...............    $  2.0      $  2.0     $  --       --        3
   U.S. corporate....................     211.7       209.2      (2.5)     1.2%      57
   Non-U.S. corporate................      74.0        73.0      (1.0)     1.4%      16
   Asset Backed......................      10.9        10.8      (0.1)     0.9%       5
   Mortgage Backed...................     431.5       427.3      (4.2)     1.0%      64
                                         ------      ------     -----      ---      ---
Total temporarily impaired securities    $730.1      $722.3     $(7.8)     1.1%     145
                                         ======      ======     =====      ===      ===
% Below cost-Fixed maturities
   (less than) 20% Below cost........    $730.1      $722.3     $(7.8)     1.1%     145
   20-50% Below cost.................        --          --        --       --       --
   (greater than) 50% Below cost.....        --          --        --       --       --
                                         ------      ------     -----      ---      ---
Total fixed maturities...............    $730.1      $722.3     $(7.8)     1.1%     145
                                         ======      ======     =====      ===      ===
Investment Grade.....................    $712.2      $704.8     $(7.4)     1.0%     137
Below Investment Grade...............      15.9        15.6      (0.3)     1.9%       7
Not rated-fixed maturities...........       2.0         1.9      (0.1)     5.0%       1
                                         ------      ------     -----      ---      ---
Total................................    $730.1      $722.3     $(7.8)     1.1%     145
                                         ======      ======     =====      ===      ===

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


2004
(Dollar amounts in millions)                            12 Months or More
----------------------------          -----------------------------------------------------
                                                                Gross
                                       Amortized              unrealized % Below    # of
                                      cost or cost Fair value   losses    cost   securities
Description of Securities             ------------ ---------- ---------- ------- ----------
Fixed maturities:
   U.S. corporate....................    $39.8       $36.5      $(3.3)     8.3%      14
   Non-U.S. corporate................      9.5         9.1       (0.4)     4.2%       3
   Mortgage Backed...................      8.6         8.3       (0.3)     3.5%       6
                                         -----       -----      -----     ----       --
   Subtotal, fixed maturities........     57.9        53.9       (4.0)     6.9%      23
   Equity securities.................      1.5         1.4       (0.1)     6.7%       1
                                         -----       -----      -----     ----       --
Total temporarily impaired securities    $59.4       $55.3      $(4.1)     6.9%      24
                                         =====       =====      =====     ====       ==
% Below cost-Fixed maturities
   (less than) 20% Below cost........    $54.1       $51.3      $(2.8)     5.2%      21
   20-50% Below cost.................      3.8         2.6       (1.2)    31.6%       2
   (greater than) 50% Below cost.....       --          --         --       --       --
                                         -----       -----      -----     ----       --
Total fixed maturities...............     57.9        53.9       (4.0)     6.9%      23
                                         -----       -----      -----     ----       --
% Below cost-Equity securities
   (less than) 20% Below cost........      1.5         1.4       (0.1)     6.7%       1
   20-50% Below cost.................       --          --         --       --       --
   (greater than) 50% Below cost.....       --          --         --       --       --
                                         -----       -----      -----     ----       --
Total equity securities..............      1.5         1.4       (0.1)     6.7%       1
                                         -----       -----      -----     ----       --
Total temporarily impaired securities    $59.4       $55.3      $(4.1)     6.9%      24
                                         =====       =====      =====     ====       ==
Investment Grade.....................    $41.3       $39.6      $(1.7)     4.1%      17
Below Investment Grade...............     16.6        14.3       (2.3)    13.9%       6
Not rated equities...................      1.5         1.4       (0.1)     6.7%       1
                                         -----       -----      -----     ----       --
Total................................    $59.4       $55.3      $(4.1)     6.9%      24
                                         =====       =====      =====     ====       ==

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

2003
(Dollar amounts in millions)                           Less than 12 Months
----------------------------          -----------------------------------------------------
                                                                Gross
                                       Amortized              unrealized % Below    # of
                                      cost or cost Fair value   losses    cost   securities
Description of Securities             ------------ ---------- ---------- ------- ----------
Fixed maturities:
   U.S. corporate....................    $467.3      $455.5     $(11.8)    2.5%     115
   Non-U.S. government...............       4.7         4.6       (0.1)    2.1%       8
   Non-U.S. corporate................     136.1       133.5       (2.6)    1.9%      35
   Asset Backed......................      10.2        10.0       (0.2)    2.0%       2
   Mortgage Backed...................     204.4       200.7       (3.7)    1.8%      41
                                         ------      ------     ------     ---      ---
Subtotal, fixed maturities...........     822.7       804.3      (18.4)    2.2%     201
Equity securities....................       1.4         1.3       (0.1)    7.1%       1
                                         ------      ------     ------     ---      ---
Total temporarily impaired securities    $824.1      $805.6     $(18.5)    2.2%     202
                                         ======      ======     ======     ===      ===
% Below cost-Fixed maturities
   (less than) 20% Below cost........    $822.7      $804.3     $(18.4)    2.2%     201
   20-50% Below cost.................        --          --         --      --       --
   (greater than) 50% Below cost.....        --          --         --      --       --
                                         ------      ------     ------     ---      ---
Total fixed maturities...............     822.7       804.3      (18.4)    2.2%     201
                                         ------      ------     ------     ---      ---
% Below cost-equity securities
   (less than) 20% Below cost........       1.4         1.3       (0.1)    7.1%       1
   20-50% Below cost.................        --          --         --      --       --
   (greater than) 50% Below cost.....        --          --         --      --       --
                                         ------      ------     ------     ---      ---
Total equity securities..............       1.4         1.3       (0.1)    7.1%       1
                                         ------      ------     ------     ---      ---
Total temporarily impaired securities    $824.1      $805.6     $(18.5)    2.2%     202
                                         ======      ======     ======     ===      ===
Investment grade.....................    $765.3      $748.6     $(16.7)    2.2%     181
Below investment grade...............      46.9        45.3       (1.6)    3.4%      17
Not rated-fixed maturities...........      10.5        10.4       (0.1)    1.0%       3
Not rated-equities...................       1.4         1.3       (0.1)    7.1%       1
                                         ------      ------     ------     ---      ---
Total................................    $824.1      $805.6     $(18.5)    2.2%     202
                                         ======      ======     ======     ===      ===

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


2003
(Dollar amounts in millions)                            12 Months or More
----------------------------          -----------------------------------------------------
                                                                Gross
                                       Amortized              unrealized % Below    # of
                                      cost or cost Fair value   losses    cost   securities
Description of Securities             ------------ ---------- ---------- ------- ----------
Fixed maturities:
   U.S. corporate....................    $36.3       $32.7      $(3.6)     9.9%      11
   Non-U.S. corporate................      5.0         4.6       (0.4)     8.0%       1
                                         -----       -----      -----     ----       --
Total temporarily impaired securities    $41.3       $37.3      $(4.0)     9.7%      12
                                         =====       =====      =====     ====       ==
% Below cost-Fixed maturities
   (less than) 20% Below cost........    $41.3       $37.3      $(4.0)     9.7%      12
   20-50% Below cost.................       --          --         --       --       --
   (greater than) 50% Below cost.....       --          --         --       --       --
                                         -----       -----      -----     ----       --
Total fixed maturities...............    $41.3       $37.3      $(4.0)     9.7%      12
                                         =====       =====      =====     ====       ==
Investment grade.....................    $13.7       $12.7      $(1.0)     7.3%       5
Below investment grade...............     27.6        24.6       (3.0)    10.9%       7
Not rated fixed maturities...........       --          --         --       --       --
                                         -----       -----      -----     ----       --
Total................................    $41.3       $37.3      $(4.0)     9.7%      12
                                         =====       =====      =====     ====       ==

   The investment securities in an unrealized loss position for less than twelve months, account for $7.8 million or 65.5% of the total unrealized losses. Of the securities in this category, there are no securities with an unrealized loss in excess of $1.0 million.

   The investment securities in an unrealized loss position for twelve months or more account for $4.1 million or 34.5% of the total unrealized losses. There are 11 fixed maturity securities in three industry groups that account for $2.6 million or 63.4% of the unrealized losses in this category. Of the securities in this category, there are no securities with an unrealized loss in excess of $2.0 million.

   Five of these 11 securities are in the finance and insurance sector. Within this sector, no single issuer has unrealized losses greater than $0.2 million. The unrealized losses of the securities are due to a higher interest rate environment for the year ended December 31, 2004.

   Three of these 11 securities are in the transportation sector and are related to the airline industry. One hundred percent of our airline securities are collateralized by commercial aircraft associated with seven domestic airlines. The collateral underlying these securities consists of commercial jet aircraft. We believe these security holdings are in a loss position as a result of ongoing negative market reaction to difficulties in the commercial airline industry.

   The remaining three of these 11 securities are in the consumer cyclical sector. Within this sector, no single issuer has unrealized losses greater than $0.2 million.

   We review all of our investment securities routinely and provide for all amounts that we do not expect either to collect in accordance with the contractual terms of the instruments or to recover based on underlying collateral values.

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2004 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


                                        Amortized   Estimated
(Dollar amounts in millions)           cost or cost fair value
----------------------------           ------------ ----------
Due in one year or less...............   $  140.2    $  142.7
Due after one year through five years.      888.9       921.9
Due after five years through ten years      697.2       718.4
Due after ten years...................      674.3       720.1
                                         --------    --------
Subtotal..............................    2,400.6     2,503.1
Mortgaged and asset backed securities.    1,200.3     1,213.7
                                         --------    --------
Totals................................   $3,600.9    $3,716.8
                                         ========    ========

   Our investments (excluding mortgage and asset-backed securities) subject to certain call provisions were $247.7 million and $261.7 million at December 31, 2004 and 2003, respectively.

   As required by law, we have investments on deposit with governmental authorities and banks for the protection of policyholders of $0.5 million and $0.6 million at December 31, 2004 and December 31, 2003, respectively.

   As of December 31, 2004, securities issued by finance and insurance, utilities and energy and consumer -- non cyclical industry groups represented approximately 25%, 23% and 14% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   At December 31, 2004, we did not hold any fixed maturity securities that exceeded 10% of stockholder's interest.

   The Securities Valuation Office of the National Association of Insurance Commissioners (NAIC) evaluates bond investments of U.S. insurers for regulatory reporting purposes and assigns securities to one of six investment categories called "NAIC designations." The NAIC designations parallel the credit ratings of the Nationally Recognized Statistical Rating Organizations for marketable bonds. NAIC designations 1 and 2 include bonds considered investment grade (rated "Baa3" or higher by Moody's, or rated "BBB-" or higher by S&P) by such rating organizations. NAIC designations 3 through 6 include bonds considered below investment grade (rated "Ba1" or lower by Moody's, or rated "BB+" or lower by S&P).

   The following table presents our fixed maturities by NAIC and/or equivalent ratings of the Nationally Recognized Statistical Rating Organizations, as well as the percentage, based upon estimated fair value, that each designation comprises. Our non-U.S. fixed maturities generally are not rated by the NAIC and are shown based upon the equivalent rating of the Nationally Recognized Statistical Rating Organizations. Similarly, certain privately placed fixed maturities that are not rated by the Nationally Recognized Statistical Rating Organizations are shown based upon their NAIC designation. Certain fixed maturities, primarily non-U.S. fixed maturities, are not rated by the NAIC or the Nationally Recognized Statistical Rating Organizations and are so designated.

(Dollar amounts in millions)            2004                       2003
---------------------------- -------------------------  -------------------------
            Rating Agency
  NAIC       Equivalent      Amortized  Fair            Amortized  Fair
 Rating      Designation       cost     Value   Percent   cost     Value   Percent
 ------     -------------    --------- -------- ------- --------- -------- -------
    1     Aaa/Aa/A.......... $2,280.4  $2,335.7   62.8% $2,306.9  $2,391.4   57.6%
    2     Baa...............  1,111.6   1,163.0   31.3%  1,433.9   1,507.7   36.4%
    3     Ba................    168.5     177.2    4.8%    157.1     164.9    4.0%
    4     B.................     33.6      35.8    1.0%     62.6      61.6    1.5%
    5     Caa and lower.....      6.8       5.1    0.1%     13.0      11.7    0.3%
    6     In or near default       --        --     --       1.4       1.4     --
Not Rated Not rated.........       --        --     --       9.0       9.0    0.2%
                             --------  --------  -----  --------  --------  -----
          Totals............ $3,600.9  $3,716.8  100.0% $3,983.9  $4,147.7  100.0%
                             ========  ========  =====  ========  ========  =====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   At December 31, 2004 and 2003, there were no fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy).

  (c) Mortgage and Other Loans

   At December 31, 2004 and 2003, our US Mortgage Loan portfolio was $543.3 million and $485.5 million, net of allowance of $4.7 million and $4.2 million, respectively.

   At December 31, 2004 and 2003, respectively, we held $125.1 million and $132.1 million in US Mortgages secured by real estate in California, comprising 23.0% and 27.0% of the total mortgage portfolio. For the years ended December 31, 2004 and 2003 respectively, we originated $29.1 million and $50.4 million of mortgages secured by real estate in California, which represent 20.5% and 25.0%, of our total US originations for those years.

   As of December 31, 2004 and 2003, we were committed to fund $21.5 million and $1.4 million, respectively, in U.S. mortgage loans.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases, or large groups of smaller-balance homogenous loans, and therefore applies principally to our commercial loans.

   Under these principles, we may have two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2004 and 2003) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($5.5 million as of December 31, 2004 and $1.3 million as of December 31, 2003). Average investment in impaired loans during 2004 was $2.2 million. Average investment in impaired loans during 2003 was $0.3 million. There was no average investment in impaired loans during 2002. Interest income recognized on these loans while they were considered impaired was insignificant in each of the three years.

   The following table presents the activity in the allowance for losses during the years ended December 31:

(Dollar amounts in millions)            2004   2003  2002
----------------------------           -----  -----  ----
Balance at January 1.................. $ 4.2  $ 3.0  $2.6
Provision charged to operations.......   1.4    2.0   0.4
Amounts written off, net of recoveries  (0.9)  (0.8)   --
                                       -----  -----  ----
Balance at December 31................ $ 4.7  $ 4.2  $3.0
                                       =====  =====  ====

   The allowance for losses on mortgage loans at December 31, 2004, 2003, and 2002 represented 0.9% of gross mortgage loans for all periods.

   There were no non-income producing mortgage loans as of December 31, 2004, 2003 and 2002.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

(Dollar amounts in millions)                                                2004    2003    2002
----------------------------                                               ------  ------  ------
Unamortized balance at January 1.......................................... $288.5  $236.7  $180.1
Costs deferred............................................................   59.4    75.6    71.7
Amortization, net.........................................................  (23.3)  (23.8)  (15.1)
Amounts transferred in connection with reinsurance transactions with UFLIC  (51.9)     --      --
                                                                           ------  ------  ------
Unamortized balance at December 31........................................  272.7   288.5   236.7
Cumulative effect of net unrealized investment gains......................  (37.0)  (56.4)   (2.6)
                                                                           ------  ------  ------
Balance at December 31.................................................... $235.7  $232.1  $234.1
                                                                           ======  ======  ======

(4)Intangible Assets and Goodwill

   At December 31, 2004 and 2003 the gross carrying amount and accumulated amortization of intangibles subject to amortization were as follows:

                                                         2004                        2003
                                              --------------------------  --------------------------
                                              Gross carrying Accumulated  Gross carrying Accumulated
(Dollar amounts in millions)                      amount     amortization     amount     amortization
----------------------------                  -------------- ------------ -------------- ------------
Present value of future profits ("PVFP").....     $68.8         $(61.7)       $143.3        $(60.4)
Deferred sales inducements to contractholders       3.1           (0.1)           --            --
                                                  -----         ------        ------        ------
Total........................................     $71.9         $(61.8)       $143.3        $(60.4)
                                                  =====         ======        ======        ======

  (a) Present Value of Future Profits (PVFP)

   The method used by us to value PVFP in connection with acquisitions is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

(Dollar amounts in millions)                                                2004    2003    2002
----------------------------                                               ------  ------  -----
Unamortized balance at January 1.......................................... $ 86.9  $ 97.4  $99.5
Interest accreted at 0.9%, 6.9% and 7.2%, respectively....................    0.4     6.3    7.1
Amortization..............................................................   (1.8)  (16.8)  (9.2)
Amounts transferred in connection with reinsurance transactions with UFLIC  (76.3)     --     --
                                                                           ------  ------  -----
Unamortized balance at December 31........................................    9.2    86.9   97.4
Cumulative effect of net unrealized investment gains (losses).............   (2.1)   (4.0)   0.2
                                                                           ------  ------  -----
Balance at December 31.................................................... $  7.1  $ 82.9  $97.6
                                                                           ======  ======  =====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   The estimated percentage of the December 31, 2004 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

2005.......................... 18.0%
2006.......................... 17.1%
2007.......................... 15.2%
2008.......................... 13.0%
2009.......................... 11.0%

  (b) Goodwill

   Effective January 1, 2002, goodwill is no longer amortized but is tested for impairment using a fair value methodology at least annually at the reporting unit level. No impairment charge was recognized in 2004, 2003 or 2002. Goodwill balance, net of accumulated amortization, was comprised of the following at December 31, 2004 and 2003:

(Dollar amounts in millions)
----------------------------
Retirement Income and Investments $25.3
Protection.......................  28.8
Corporate and Other..............    --
                                  -----
Total............................ $54.1
                                  =====

(5)Reinsurance

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC, an indirect, wholly-owned subsidiary of GE, in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from Travelers Insurance Company, a subsidiary of Citigroup, Inc. ("Travelers"). Our in-force variable annuity contracts, excluding the GERA(TM) product that was not reinsured, had aggregate general account reserves of $280.6 million and $287.0 million as of December 31, 2004 and December 31, 2003, respectively. Our in-force structured settlements reinsured had aggregate policyholder reserves of $390.5 million and $386.1 million as of December 31, 2004 and December 31, 2003, respectively. The block of long-term care insurance policies that we reinsured in 2000 from Travelers of business had aggregate reserves of $513.2 million and $455.0 million as of December 31, 2004 and December 31, 2003, respectively. The reinsurance transactions with UFLIC were completed and accounted for at book value. We transferred investment assets to UFLIC in exchange for the reinsurance recoverable asset from UFLIC in the amount of $1.1 billion at January 1, 2004. As of December 31, 2004, we had $169.9 million in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC will be reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts will be determined by expense studies to be conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee will administer the trust accounts and we will be permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   Certain policy risks are reinsured with other insurance companies to limit the amount of loss exposure. Reinsurance contracts do not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2004, we had no significant concentrations of variable annuity net at risk reinsurer that could have a material impact on our results of operations.

   We have a reinsurance agreement with an affiliated company whereby we assumed all liabilities and future premiums related to the affiliate's New York business. Certain fixed maturities with a fair value of $46.4 million and $31.7 million at December 31, 2004 and 2003, respectively were held in trust for the benefit of policyholders.

   The maximum amount of individual ordinary life insurance normally retained by us on any one life may not exceed $0.2. million. Net life insurance in force as of December 31 is summarized as follows:

(Dollar amounts in millions)          2004   2003   2002
----------------------------         -----  -----  ------
Direct life insurance in force...... $12.8  $ 8.4  $  3.1
Amounts assumed from other companies  83.9   90.1    97.1
Amounts ceded to other companies....  (2.4)    --      --
                                     -----  -----  ------
Net life insurance in force......... $94.3  $98.5  $100.2
                                     -----  -----  ------
Percentage of amount assumed to net.  89.0%  91.5%   96.9%
                                     =====  =====  ======

   The effects of reinsurance on premiums written and earned for the years ended December 31 were as follows:

                                            Written                 Earned
                                    ----------------------  ----------------------
(Dollar amounts in millions)         2004    2003    2002    2004    2003    2002
----------------------------        ------  ------  ------  ------  ------  ------
Direct............................. $184.4  $162.5  $143.4  $180.6  $162.9  $140.0
Assumed............................   83.7    78.7    82.2    84.4    80.1    86.7
Ceded..............................  (71.5)   (6.5)   (5.2)  (71.9)   (6.5)   (5.2)
                                    ------  ------  ------  ------  ------  ------
Net premiums....................... $196.6  $234.7  $220.4  $193.1  $236.5  $221.5
                                    ======  ======  ======  ======  ======  ======
Percentage of amount assumed to net                           43.7%   33.9%   39.1%
                                                            ======  ======  ======

   Reinsurance recoveries recognized as a reduction of benefits amounted to $295.0 million, $15.8 million and $14.9 million during 2004, 2003, and 2002, respectively.

(6)Future Annuity and Contract Benefits

  (a) Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management. At December 31, 2004 and 2003, investment contract liabilities totaled $3,750.4 million and $3,305.4 million, respectively.

  (b) Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions, which were appropriate at the time the policies were issued

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Any changes in the estimated liability are reflected in income as estimates are revised. At December 31, 2004 and 2003, insurance contract liabilities totaled $1,175.2 million and $994.3 million, respectively.

  (c) Universal Life

   Universal Life contracts are broadly defined to include contracts that provide either death or annuity benefits and have features which may include various policyholder changes, credited interest, and/or variable premiums. At December 31, 2004 and 2003, universal life contract liabilities totaled $9.4 million and $10.0 million, respectively.

(7)Related-Party Transactions

   We receive administrative services from certain affiliates for which progress payments for these services are made monthly. For the years ended December 31, 2004, 2003, and 2002, these services were valued at $17.6 million, $25.4 million and $27.2 million, respectively.

   In 2002, we entered into an investment management agreement with GEAM under which we incurred expenses of $0.8 million and $3.9 million payable to GEAM as compensation for the investment services during 2004 and 2003, respectively.

   During each of 2004, 2003 and 2002 we collected $3.1 million, $3.0 million, and $2.5 million, respectively of premiums from various GE affiliates for long-term care insurance provided to employees of such affiliates.

   During 2002, we received capital contributions of $35.0 million from GE Capital Assurance as reflected in the Statements of Stockholder's Interest.

   During 2002, we sold certain securities to an affiliate at a fair value established as if it were an arms-length, third party transaction, which resulted in a gain of $0.8 million.

(8)Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31 consisted of the following components:

(Dollar amounts in millions)     2004    2003    2002
----------------------------    ------  ------  ------
Current federal income tax..... $ (4.8) $(17.6) $ 14.1
Deferred federal income tax....  (17.4)   27.6   (13.7)
                                ------  ------  ------
   Subtotal-federal income tax.  (22.2)   10.0     0.4
Current state income tax.......   (3.5)     --      --
                                ------  ------  ------
       Total income tax........ $(25.7) $ 10.0  $  0.4
                                ======  ======  ======

   The reconciliation of the federal statutory tax rate to the effective income tax rate is as follows:

(Dollar amounts in millions)                        2004   2003   2002
----------------------------                       -----   ----  -----
Statutory U.S federal income tax rate.............  35.0%  35.0%  35.0%
Reinsurance transaction with UFLIC................ (78.5)    --     --
IRS Settlement (a)................................    --     --  (32.5)
State income tax, net of federal income tax effect  (4.3)    --     --
Other, net........................................  (0.4)  (0.3)   0.5
                                                   -----   ----  -----
Effective rate.................................... (48.2)% 34.7%   3.0%
                                                   =====   ====  =====

--------
(a)In 2002, we reached a favorable settlement with the Internal Revenue Service regarding the treatment of certain reserves for obligations to policyholders on life insurance contracts resulting in a benefit of $4.3 million.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   The components of the net deferred income tax liability at December 31 are as follows:

(Dollar amounts in millions)                       2004   2003
----------------------------                      ------ ------
Assets:
   Investments................................... $   -- $  4.6
   Accrued commissions and general expenses......    6.9     --
   Future annuity and contract benefits..........   77.4  101.2
   Other, net....................................    4.9     --
                                                  ------ ------
       Total deferred income tax assets..........   89.2  105.8
                                                  ------ ------
Liabilities:
   Net unrealized gains on investment securities.   29.0   37.4
   Investments...................................    1.2     --
   Present value of future profits...............    4.0   29.2
   Deferred acquisition costs....................   69.6   97.6
   Other, net....................................   20.5    2.4
                                                  ------ ------
       Total deferred income tax liability.......  124.3  166.6
                                                  ------ ------
   Net deferred income tax liability............. $ 35.1 $ 60.8
                                                  ====== ======

   The significant changes in our deferred tax components related to insurance reserves, deferred acquisition costs, present value of future profits and investments are directly attributable to the reinsurance transactions with UFLIC.

   Based on an analysis of our tax position, management believes it is more likely than not that reversing deferred tax liabilities, the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling us to realize our gross deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid (received) $(20.4) million, $(2.9) million and $13.9 million for federal and state income taxes in 2004, 2003, and 2002, respectively.

   At December 31, 2004 and 2003, the current income tax receivable with affiliates, included in other assets was $6.2 million and $18.5 million, respectively.

(9)Litigation

   The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material adverse impact on our financial condition or results of operations.

(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Balance Sheets at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, and separate accounts. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2004 and 2003.

   A description of how fair values are estimated follows:

   Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   Investment contract benefits. Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

   Information about certain financial instruments that were not carried at fair value at December 31, 2004 and 2003, is summarized as follows:

                                                            2004                         2003
                                                    Assets (Liabilities)         Assets (Liabilities)
                                                ---------------------------- ----------------------------
                                                Notional Carrying Estimated  Notional Carrying Estimated
(Dollar amounts in millions)                     Amount   Amount  Fair Value  Amount   Amount  Fair Value
----------------------------                    -------- -------- ---------- -------- -------- ----------
Assets:
Mortgage Loans.................................     (a)  $  543.3  $  568.4      (a)  $  485.5  $  508.5
Policy Loans...................................               1.0       1.0                1.3       1.3
Liabilities:
Investment Contracts...........................     (a)  $3,750.4  $3,631.8      (a)  $3,305.4  $3,176.0
Other firm commitments:
Ordinary course of business lending commitments  $21.5         --        --    $1.4         --        --

--------
(a)These financial instruments do not have notional amounts.

(11)Restrictions on Dividends

   State insurance departments that regulate life insurance companies recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants the payment of a dividend to its stockholders. The maximum amount of dividends, which can be paid by State of New York insurance companies to stockholders without prior approval of the Insurance Commissioner, is subject to certain restrictions. No dividend payout may be made without prior approval.

(12)Supplementary Financial Data

   We file financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no significant permitted accounting practices.

   Unaudited statutory net loss for the years ended December 31, 2004, 2003, and 2002 was $19.8 million, $32.4 million and $32.3 million, respectively. Unaudited statutory capital and surplus was $268.1 million and $138.1 million as of December 31, 2004 and 2003, respectively. In 2004, statutory capital and surplus increased by $130.0 million primarily related to the deferral of a gain related to the treaty with UFLIC of $154.0 million, partially offset by $19.8 million statutory net loss.

   The NAIC has adopted Risk-Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with:
(1) asset risk, (2) insurance risk, (3) interest rate risk, and (4) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2004, we had total adjusted capital in excess of amounts requiring company action or any level of regulatory action at any prescribed RBC level.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


(13)Operating Segment Information

   We conduct our operations through three business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance, and (2) Protection, which includes our long-term care insurance. (3) Corporate and Other includes net realized investment gains (losses), interest expenses and unallocated corporate income and expenses. See Note 1 for further discussion of our principal products.

   The following is a summary of industry segment activity for 2004, 2003, and 2002:

2004 -- Segment Data
--------------------
                                                                   Retirement
                                                                    Income &              Corporate and
(Dollar amounts in millions)                                       Investments Protection     Other       Total
----------------------------                                       ----------- ---------- ------------- --------
Revenues:
Net investment income.............................................  $  186.8    $   31.9     $  1.0     $  219.7
Premiums..........................................................      79.0       114.1         --        193.1
Net realized investment (loss)....................................        --          --       (0.3)        (0.3)
Other income......................................................       3.6         0.8        0.8          5.2
                                                                    --------    --------     ------     --------
Total revenues....................................................     269.4       146.8        1.5        417.7
                                                                    --------    --------     ------     --------
Benefits and expenses:
Interest credited.................................................     120.4         0.5         --        120.9
Benefits and other changes in policy reserves.....................      82.9        97.6         --        180.5
Underwriting, acquisition and insurance expenses, net of deferrals      17.1        20.0        1.2         38.3
Amortization of deferred acquisition costs and intangibles........      20.3         4.4         --         24.7
                                                                    --------    --------     ------     --------
   Total benefits and expenses....................................     240.7       122.5        1.2        364.4
                                                                    --------    --------     ------     --------
   Income before income taxes.....................................      28.7        24.3        0.3         53.3
   Provision (benefit) for income taxes...........................      10.3         8.5      (44.5)       (25.7)
                                                                    --------    --------     ------     --------
   Net income.....................................................  $   18.4    $   15.8     $ 44.8     $   79.0
                                                                    ========    ========     ======     ========
Total assets......................................................  $4,711.3    $1,240.5     $484.7     $6,436.5
                                                                    ========    ========     ======     ========

2003 -- Segment Data
--------------------
                          Retirement
(Dollar amounts in         Income &              Corporate and
millions)                 Investments Protection     Other      Total
---------                 ----------- ---------- ------------- --------
Revenues:
Net investment income
  (loss).................  $  206.3    $   51.5     $(12.3)    $  245.5
Premiums.................      63.0       173.5         --        236.5
Net realized investment
  gains..................        --          --        3.1          3.1
Other income.............       2.0         0.8         --          2.8
                           --------    --------     ------     --------
Total revenues...........     271.3       225.8       (9.2)       487.9
                           --------    --------     ------     --------
Benefits and expenses:
Interest credited........     142.2         0.5         --        142.7
Benefits and other
  changes in policy
  reserves...............      84.0       169.2         --        253.2
Underwriting,
  acquisition and
  insurance expenses,
  net of deferrals.......       6.0        26.7       (3.7)        29.0
Amortization of deferred
  acquisition costs and
  intangibles............      19.8        14.5         --         34.3
                           --------    --------     ------     --------
   Total benefits and
     expenses............     252.0       210.9       (3.7)       459.2
                           --------    --------     ------     --------
   Income before income
     taxes...............      19.3        14.9       (5.5)        28.7
   Provision (benefit)
     for income taxes....       7.0         5.3       (2.3)        10.0
                           --------    --------     ------     --------
   Net income (loss).....  $   12.3    $    9.6     $ (3.2)    $   18.7
                           ========    ========     ======     ========
Total assets.............  $4,080.9    $1,165.8     $209.6     $5,456.3
                           ========    ========     ======     ========

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

2002 -- Segment Data
--------------------
                                                                   Retirement
                                                                    Income &              Corporate and
(Dollar amounts in millions)                                       Investments Protection     Other     Total
----------------------------                                       ----------- ---------- ------------- ------
Revenues:
Net investment income (loss)......................................   $194.0      $ 43.3      $(16.6)    $220.7
Premiums..........................................................     62.4       158.8         0.3      221.5
Net realized investment gains.....................................       --          --         7.5        7.5
Other income......................................................      1.0        (0.3)        0.5        1.2
                                                                     ------      ------      ------     ------
Total revenues....................................................    257.4       201.8        (8.3)     450.9
                                                                     ------      ------      ------     ------
Benefits and expenses:
Interest credited.................................................    129.0         0.6          --      129.6
Benefits and other changes in policy reserves.....................     76.1       182.9         0.3      259.3
Underwriting, acquisition and insurance expenses, net of deferrals     15.2        20.9        (4.5)      31.6
Amortization of deferred acquisition costs and intangibles........     11.3         5.9          --       17.2
                                                                     ------      ------      ------     ------
   Total benefits and expenses....................................    231.6       210.3        (4.2)     437.7
                                                                     ------      ------      ------     ------
   Income before income taxes.....................................     25.8        (8.5)       (4.1)      13.2
   Provision (benefit) for income taxes...........................      9.2        (3.1)       (5.7)       0.4
                                                                     ------      ------      ------     ------
   Net income (loss)..............................................   $ 16.6      $ (5.4)     $  1.6     $ 12.8
                                                                     ======      ======      ======     ======

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement or will be included in a pre-effective amendment.

   (b) Exhibits

(1) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").
            Previously filed on September 10, 1997 with initial filing to Form
            N-4 for GE Capital Life Assurance Company of New York, Registration
            Statement No. 333-39955.

(2)         Not Applicable.

(3)(a)      Underwriting Agreement between GE Capital Life Assurance Company of
            New York and Capital Brokerage Corporation. Previously filed on May
            13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE
            Capital Life Assurance Company of New York, Registration Statement
            No. 333-39955.

(3)(b)      Dealer Sales Agreement. Previously filed on May 13, 1998 with
            Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
            Assurance Company of New York, Registration Statement No. 333-39955.

(4)(a)      Form of Contract. Previously filed on May 13, 1998 with Pre-Effective
            Amendment No. 1 to Form N-4 for GE Capital Life Assurance Company of
            New York, Registration Statement No. 333-39955.

(4)(b)      Endorsements to Contract.

(4)(b)(i) Guarantee Account Rider. Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Assurance Company of
            New York, Registration Statement No. 333-39955.

(4)(b)(ii) Trust Endorsement. Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Assurance Company of
            New York, Registration Statement No. 333-39955.

(4)(b)(iii) Pension Endorsement. Previously filed on May 13, 1998 with
            Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
            Assurance Company of New York, Registration Statement No. 333-39955.

(4)(b)(iv)  Individual Retirement Annuity Endorsement. Previously filed on May
            13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE
            Capital Life Assurance Company of New York, Registration Statement
            No. 333-39955.

(4)(b)(v)   403(b) Annuity Endorsement. Previously filed on May 13, 1998 with
            Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
            Assurance Company of New York, Registration Statement No. 333-39955.

(4)(b)(vi)  Optional Death Benefit Rider. Previously filed on March 1, 1999 with
            Post-Effective Amendment No. 1 to Form N-4 for GE Capital Life
            Assurance Company of New York, Registration Statement No. 333-39955.

(5)         Form of Application. Previously filed on May 13, 1998 with
            Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
            Assurance Company of New York, Registration Statement No. 333-39955.


(6)(a)     Certificate of Incorporation of GE Capital Life. Previously filed on
           September 10, 1997 with initial filing to Form N-4 for GE Capital
           Life Assurance Company of New York, Registration Statement
           No. 333-39955.

(6)(b) By-Laws of GE Capital Life. Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Assurance Company of New York, Registration Statement No. 333-39955.

(7)        Reinsurance Agreements. Previously filed on April 30, 2004 with Post
           Effective Amendment No. 10 to Form N-4 for GE Capital Life Separate
           Account II, Registration No. 333-39955.

(8)(a)     Form of Participation Agreement regarding Alger American Fund.
           Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Assurance Company of New York,
           Registration Statement No. 333-39955.

(8)(a)(i)  Amendment to Participation Agreement between Alger American Fund and
           GE Capital Life Assurance Company of New York. Previously filed on
           May 1, 2001 with Post-Effective Amendment No. 5 to Form N-4 for GE
           Capital Life Assurance Company of New York, Registration Statement
           No. 333-39955.

(8)(b)     Form of Participation Agreement regarding Federated Insurance Series.
           Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Assurance Company of New York,
           Registration Statement No. 333-39955.

(8)(b)(i) Amendment to Participation Agreement among Federated Insurance Series and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2001 with Post-Effective Amendment No. 5 to Form N-4 for GE
           Capital Life Assurance Company of New York, Registration Statement
           No. 333-39955.

(8)(c)     Form of Participation Agreement regarding GE Investments Funds, Inc.
           Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No.
           333-39955.

(8)(c)(i)  Amendment to Participation Agreement between GE Investments Funds,
           Inc. and GE Capital Life Assurance Company of New York. Previously filed on December 7, 2000 with Pre-Effective Amendment No. 1 to Form
           N-4 for GE Capital Life Separate Account II, Registration No.
           333-47016.

(8)(c)(ii) Amendment to Participation Agreement between GE Investments Funds,
           Inc. and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(d)     Fund Participation Agreement among Janus Aspen Series and GE Capital
           Life Assurance Company of New York. Previously filed with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

(8)(e)     Form of Participation Agreement regarding Oppenheimer Variable
           Account Funds. Previously filed on May 13, 1998 with Pre-Effective
           Amendment No. 1 to Form N-4 for GE Capital Life Assurance Company of
           New York, Registration Statement No. 333-39955.

(8)(f)     Form of Participation Agreement regarding PBHG Insurance Series Fund.
           Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Assurance Company of New York,
           Registration Statement No. 333-39955.

(8)(g)     Form of Participation Agreement regarding Fidelity Variable Insurance
           Products Fund. Previously filed on May 13, 1998 with Pre-Effective
           Amendment No. 1 to Form N-4 for GE Capital Life Assurance Company of
           New York, Registration Statement No. 333-39955.


(8)(h)    Form of Participation Agreement regarding Fidelity Variable Insurance
          Products Fund II. Previously filed on May 13, 1998 with Pre-Effective
          Amendment No. 1 to Form N-4 for GE Capital Life Assurance Company of
          New York, Registration Statement No. 333-39955.

(8)(i)    Form of Participation Agreement regarding Fidelity Variable Insurance
          Products Fund III. Previously filed on May 13, 1998 with
          Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
          Assurance Company of New York, Registration Statement No. 333-39955.

(8)(i)(i) Amendment to Participation Agreement among Fidelity Variable
          Insurance Products Fund III and GE Capital Life Assurance Company of
          New York. Previously filed on May 1, 2001 with Post-Effective
          Amendment No. 5 to Form N-4 for GE Capital Life Assurance Company of
          New York, Registration Statement No. 333-39955.

(8)(j)    Participation Agreement between Goldman Sachs Variable Insurance
          Trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital
          Life Separate Account II, Registration No. 333-47016.

(8)(k) Participation Agreement between Salomon Brothers Variable Series Fund and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-47016.

(8)(l)    Participation Agreement between Alliance Variable Series and GE
          Capital Life Assurance Company of New York. Previously filed with
          Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-47016.

(8)(m) Form of Participation Agreement between MFS Variable Insurance Trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-47016.

(8)(n)    Form of Participation Agreement between PIMCO Variable Insurance
          Trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital
          Life Separate Account II, Registration No. 333-47016.

(8)(o)    Participation Agreement among Franklin Templeton Variable Insurance
          Products Trust, Franklin Templeton Distributors, Inc., GE Capital
          Life Assurance Company of New York and Capital Brokerage Corporation.
          Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
          GE Capital Life Separate Account II, Registration No. 333-47016.

(9)       Opinion of Counsel. Previously filed on April 28, 2005 with
          Post-Effective Amendment No. 13 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-39955.

(10)      Other Opinions. Previously filed on April 28, 2005 with
          Post-Effective Amendment No. 13 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-39955.

(11)      Not Applicable.

(12)      Not Applicable.

(13)      Not Applicable.

Item 25.  Directors and Officers of GE Capital Life Assurance Company of New
York


       Name                     Address                       Position with Company
       ----                     -------                       ---------------------
Marshal S. Belkin... 345 Kear Street                Director
                     Yorktown Heights,
                     New York 10598
Ward E. Bobitz...... 6620 West Broad Street         Director, Vice President and Assistant
                     Richmond, Virginia 23230       Secretary
Richard I. Byer..... 11 Westwind Road               Director
                     Yonkers, NY 10710
Bernard M. Eiber.... 55 Northern Boulevard,         Director
                     Suite 302 Great Neck,
                     New York 11021
Kelly L. Groh....... 6610 West Broad Street         Director
                     Richmond, Virginia 23230
Paul A. Haley....... 6610 West Broad Street         Director, Senior Vice President and Chief
                     Richmond, Virginia 23230       Actuary
Jerry S. Handler.... 151 West 40th Street           Director
                     New York, New York 10018
Gerald A. Kaufman... 15 Glenwood Road               Director
                     Plainview, New York 11803
James H. Reinhart... 6610 West Broad Street         Senior Vice President
                     Richmond, Virginia 23230
Isidore Sapir....... 449 Golden River Drive         Director
                     Golden Lakes Village
                     West Palm Beach, Florida 33411
Pamela S. Schutz.... 6610 West Broad Street         Director and Executive Vice President
                     Richmond, Virginia 23230
David J. Sloane..... 622 Third Avenue,              Director, Chairperson of the Board,
                     33rd Floor New York,           President and Chief Executive Officer
                     New York 10017
Geoffrey S. Stiff... 6610 West Broad Street         Director and Senior Vice President
                     Richmond, Virginia 23230
Thomas M. Stinson... 6630 West Broad Street         Director and President, Long Term Care
                     Richmond, Virginia 23230       Division
John G. Apostle, II. 6610 West Broad Street         Chief Compliance Officer -- Registered
                     Richmond, Virginia 23230       Separate Accounts
Thomas E. Duffy..... 6610 West Broad Street         Senior Vice President, General Counsel and
                     Richmond, Virginia 23230       Secretary
J. Kevin             6610 West Broad Street         Senior Vice President and Chief Financial
  Helmintoller...... Richmond, Virginia 23230       Officer
Mark W. Griffin..... 3003 Summer Street             Senior Vice President and Chief Investment
                     Stamford, Connecticut 06904    Officer
Heather C. Harker... 6610 West Broad Street         Vice President and Associate General
                     Richmond, Virginia 23230       Counsel
John A. Zelinske.... 6610 West Broad Street         Vice President and Controller
                     Richmond, Virginia 23230
Gary T. Prizzia..... 6620 West Broad Street         Treasurer
                     Richmond, Virginia 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]

*General Electric Company

   A provider of products including major appliances; lighting products; industrial automation products; medical diagnostic imaging systems; bioscience assays and separation technology products; electrical distribution and control equipment; locomotives; power generation and delivery products; nuclear power support services and fuel assemblies; commercial and military aircraft jet engines; chemicals and equipment for treatment of water and process systems; security equipment and systems; and engineered materials, such as plastics and silicones.

   In addition, General Electric Company provides services including product services; electrical product supply houses; electrical apparatus installation, engineering, and repair and rebuilding services. Through our affiliate, NBC Universal, Inc., we produce and deliver network television services, operate television stations, produce and distribute motion pictures, operate cable/satellite networks, operate theme parks, and program activities in multimedia and the Internet. Through another affiliate, General Electric Capital Services, Inc., we offer a broad array of financial and other services including consumer financing, commercial and industrial financing, real estate financing, asset management and leasing, mortgage services, consumer savings and insurance services, and specialty insurance and reinsurance.

Item 27.  Number of Contractowners


   There were 528 owners of Qualified Contracts and 742 owners of Non-Qualified Contracts as of September 27, 2005.


Item 28.  Indemnification

   (a) Article VIII, Section 1 of the By-Laws of GE Capital Life Assurance Company of New York provides that:


      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.


   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   (b) Rule 484 Undertaking

   Section 722 of the Code of New York, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and
(3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of New York in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Capital Life Separate Account II and GE Capital Life Separate Account III.

   (b)


       Name                  Address            Positions and Offices with Underwriter
       ----                  -------            --------------------------------------
James J. Buddle..... 6620 W. Broad St.        Director
                     Richmond, VA 23230
Robert T. Methven... 6610 W. Broad St.        Director, President and Chief Executive
                     Richmond, VA 23230       Officer
Geoffrey S. Stiff... 6610 W. Broad St.        Director and Senior Vice President
                     Richmond, VA 23230
Richard P. McKenney. 6620 W. Broad St.        Senior Vice President
                     Richmond, VA 23230
Edward J. Wiles, Jr. 3001 Summer St.,         Senior Vice President and Chief Compliance
                     2nd Floor                Officer
                     Stamford, CT 06905
Ward E. Bobitz...... 6620 W. Broad Street     Vice President and Assistant Secretary
                     Richmond, VA 23230
Brenda A. Daglish... 6604 West Broad St.      Vice President and Assistant Treasurer
                     Richmond, VA 23230
William E. Daner,    6610 W. Broad St.        Vice President, Counsel and Secretary
  Jr................ Richmond, VA 23230
J. Kevin             6610 W. Broad Street     Vice President and Chief Financial Officer
  Helmintoller...... Richmond, Virginia 23230
James H. Reinhart... 6610 W. Broad St.        Vice President
                     Richmond, VA 23230
John A. Zelinske.... 6610 W. Broad St.        Vice President and Controller
                     Richmond, VA 23230
James J. Kuncl...... 200 N. Martingale Rd.    Vice President
                     Schaumburg, IL 60173

       Name                Address         Positions and Offices with Underwriter
       ----                -------         --------------------------------------
Scott R. Lindquist.. 6620 W. Broad St.    Vice President
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street Treasurer
                     Richmond, VA 23230
Russell L. Rubino... 6620 W. Broad St.    Vice President
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.    Vice President and Financial & Operations
                     Richmond, VA 23230   Principal


   (c)

             (1)                    (2)
           Name of            Net Underwriting      (3)           (4)
          Principal            Discounts and   Compensation    Brokerage      (5)
         Underwriter            Commissions    on Redemption  Commissions Compensation
         -----------          ---------------- -------------  ----------- ------------
Capital Brokerage Corporation  Not Applicable  Not Applicable     8.0%    $5.9 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Capital Life Assurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE GE Capital Life Assurance Company of New York at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   GE Capital Life Assurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Capital Life Assurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   GE Capital Life Assurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 30th day of September, 2005.


                                              GE CAPITAL LIFE SEPARATE ACCOUNT
                                                II
                                              Registrant

                                              By:    /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                        Geoffrey S. Stiff
                                                      Senior Vice President
                                                    GE Capital Life Assurance
                                                       Company of New York

                                              GE CAPITAL LIFE ASSURANCE COMPANY
                                                OF NEW YORK
                                              (Depositor)

                                              By:    /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                        Geoffrey S. Stiff
                                                      Senior Vice President
                                                    GE Capital Life Assurance
                                                       Company of New York

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          Signature                 Title                     Date
          ---------                 -----                     ----

              *         Director and Executive Vice    September 30, 2005
      -----------------   President
      Pamela S. Schutz

              *         Director                       September 30, 2005
      -----------------
      Marshal S. Belkin

              *         Director                       September 30, 2005
      -----------------
       Richard I. Byer

              *         Director                       September 30, 2005
      -----------------
      Bernard M. Eiber

              *         Director                       September 30, 2005
      -----------------
        Kelly L. Groh

              *         Director, Senior Vice          September 30, 2005
      -----------------   President and Chief Actuary
        Paul A. Haley

              *         Director                       September 30, 2005
      -----------------
      Jerry S. Handler

              *         Director                       September 30, 2005
      -----------------
      Gerald A. Kaufman

          Signature                    Title                     Date
          ---------                    -----                     ----

              *            Director, Vice President and   September 30, 2005
    ----------------------   Assistant Secretary
        Ward E. Bobitz

              *            Director                       September 30, 2005
    ----------------------
        Isidore Sapir

              *            Director, Senior Vice          September 30, 2005
    ----------------------   President and Chief
       David J. Sloane       Administrative Officer

    /s/  GEOFFREY S. STIFF Director and Senior Vice       September 30, 2005
    ----------------------   President
      Geoffrey S. Stiff

              *            Director and President of      September 30, 2005
    ----------------------   Long Term Care Division
      Thomas M. Stinson

              *            Senior Vice President,         September 30, 2005
    ----------------------   General Counsel and
       Thomas E. Duffy       Secretary

              *            Senior Vice President and      September 30, 2005
    ----------------------   Chief Financial Officer
    J. Kevin Helmintoller

              *            Vice President and Controller  September 30, 2005
    ----------------------
       John A. Zelinske



*By: /s/  GEOFFREY S. STIFF  , pursuant to Power of         September 30, 2005
     ----------------------    Attorney executed on July
       Geoffrey S. Stiff       25, 2005